UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2010

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Value Opportunities Fund

Annual Report
2.28.10

Management’s discussion of
Fund performance

By Grantham, Mayo, Van Otterloo & Co. LLC

U.S. stocks posted exceptionally strong gains during the 12 months ended February 28, 2010, with mid- and small-cap stocks leading the way. The government’s stimulative fiscal and monetary policies helped push the market sharply higher in the first half of the period. Upward momentum waned thereafter, as investors took some profits and waited to see whether the economic recovery would gain traction. While healthy economic growth later in 2009 helped bolster investors’ confidence, unemployment remained persistently high and home prices continued to decline. Additionally, credit concerns about Greece briefly spooked the market late in the period. During the period, John Hancock Value Opportunities Fund’s benchmark, the Russell 2500 Value Index, delivered a robust 69.33% return.

During the past year, the Fund’s Class A shares returned 45.86% at net asset value, trailing its benchmark and lagging the 68.94% mark of the Morningstar, Inc. mid-cap value funds average. Performance was curbed by stock selection in the consumer discretionary sector, which was only partially offset by a large overweighting in that outperforming group. Lackluster stock picking in information technology and health care also hurt. Conversely, a sizable underweighting in the utilities sector bolstered our results. At the stock level, for-profit education holdings ITT Educational Services, Inc. and Career Education Corp. disappointed us. Other detractors included Advance Auto Parts, Inc., Affiliated Computer Services Inc., which was acquired by Xerox, and SAIC Inc., a provider of technical services to the U.S. military. Pharmaceutical services holding Omnicare, Inc. also detracted. We sold all six of these stocks. Contributors included mortgage insurance provider Genworth Financial, Inc., which benefited from the gradually improving prospects for the housing market. Also adding value were computer hard-disk drive makers Seagate Technology LLC and Western Digital Corp., as well as consumer electronics retailer RadioShack Corp., mattress maker Tempur-Pedic International, Inc. and media and marketing holding Valassis Communications, Inc.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	Value Opportunities Fund | Annual report

A look at performance

For the period ended February 28, 2010

	Average annual returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

	1-year	5-year	10-year	inception Since1	1-year	5-year	10-year	inception Since1

Class A	38.61	—	—	–7.11	38.61	—	—	–24.01

Class B	39.82	—	—	–7.20	39.82	—	—	–24.30

Class C	43.77	—	—	–6.47	43.77	—	—	–22.04

Class I2	46.41	—	—	–5.43	46.41	—	—	–18.76

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until June 30, 2010. The net expenses are as follows: Class A — 1.39%, Class B — 2.09%, Class C — 2.09% and Class I — 0.91%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.85%, Class B — 9.77%, Class C — 4.94% and Class I — 20.87%. .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 From June 12, 2006.

2 For certain types of investors, as described in the Fund’s Class I share prospectus.

Annual report | Value Opportunities Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Value Opportunities Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 2500 Value Index.

	Period	Without sales	With maximum
	beginning	charge	sales charge	Index

Class B	6-12-06	$7,790	$7,570	$9,374

Class C2	6-12-06	7,796	7,796	9,374

Class I3	6-12-06	8,124	8,124	9,374

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of February 28, 2010. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2500 Value Index is an unmanaged index containing those securities in the Russell 2500 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 The contingent deferred sales charge, if any, is not applicable.

3 For certain types of investors, as described in the Fund’s Class I share prospectus.

8	Value Opportunities Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2009 with the same investment held until February 28, 2010.

	Account value	Ending value	Expenses paid during period
	on 9-1-09	on 2-28-10	ended 2-28-10[1]

Class A	$1,000.00	$1,140.30	$7.43

Class B	1,000.00	1,137.20	11.92

Class C	1,000.00	1,137.10	12.29

Class I	1,000.00	1,143.10	4.84

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Value Opportunities Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2009, with the same investment held until February 28, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 9-1-09	on 2-28-10	ended 2-28-10[1]

Class A	$1,000.00	$1,017.90	7.00

Class B	1,000.00	1,014.40	11.23

Class C	1,000.00	1,014.40	11.58

Class I	1,000.00	1,020.30	4.56

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.40%, 2.25%, 2.32%, 0.91%, for Class A, Class B, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10	Value Opportunities Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

Genworth Financial, Inc., Class A	1.9%	Oshkosh Corp.	1.0%

Lubrizol Corp.	1.3%	PepsiAmericas, Inc.	1.0%

Tiffany & Company	1.3%	Autoliv, Inc.	1.0%

Wyndham Worldwide Corp.	1.2%	Coventry Health Care, Inc.	0.9%

Gannett Company, Inc.	1.2%	Kinetic Concepts, Inc.	0.9%

Sector Composition[2,3]

Consumer Discretionary	35%	Consumer Staples	6%

Financials	14%	Materials	5%

Health Care	14%	Energy	1%

Industrials	11%	Telecommunication Services	1%

Information Technology	11%	Short-Term Investments & Other	2%

1 As a percentage of net assets on February 28, 2010. Excludes cash and cash equivalents.

2 As a percentage of net assets on February 28, 2010.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Value Opportunities Fund	11

Fund’s investments

As of 2-28-10

	Shares	Value

Common Stocks 97.97%		$10,035,948

(Cost $7,855,780)

Consumer Discretionary 34.98%		3,583,447

Auto Components 2.93%

ArvinMeritor, Inc. (I)(L)	2,000	23,320

Autoliv, Inc. (I)	2,200	98,142

Dana Holding Corp. (I)	3,800	43,206

Dorman Products, Inc. (I)	400	7,220

Modine Manufacturing Company (I)	800	7,520

Standard Motor Products, Inc.	700	5,677

Tenneco, Inc. (I)	1,600	32,256

TRW Automotive Holdings Corp. (I)	3,100	83,297

Automobiles 0.44%

Harley-Davidson, Inc. (L)	300	7,383

Thor Industries, Inc.	1,100	37,323

Distributors 0.06%

Core-Mark Holding Company, Inc. (I)	200	6,408

Diversified Consumer Services 1.08%

CPI Corp.	300	3,771

Pre-Paid Legal Services, Inc. (I)	200	8,328

Service Corp. International	5,000	40,300

Steiner Leisure, Ltd. (I)	400	17,188

Weight Watchers International, Inc.	1,600	41,152

Hotels, Restaurants & Leisure 2.96%

AFC Enterprises, Inc. (I)	700	5,670

Ambassadors Group, Inc.	400	4,516

Carrols Restaurant Group, Inc. (I)	800	5,080

Cheesecake Factory, Inc. (I)	800	18,920

Cracker Barrel Old Country Store, Inc.	700	30,576

DineEquity, Inc. (I)	500	14,670

O’Charley’s, Inc. (I)	700	5,663

Royal Caribbean Cruises, Ltd. (I)(L)	2,500	70,675

Ruby Tuesday, Inc. (I)	2,000	16,180

Steak N Shake Company (I)	20	6,842

Wyndham Worldwide Corp.	5,400	124,146

See notes to financial statements

12	Value Opportunities Fund | Annual report

	Shares	Value
Household Durables 4.34%

American Greetings Corp., Class A	1,300	$24,791

Blyth, Inc.	200	5,768

Furniture Brands International, Inc. (I)	1,100	6,028

Harman International Industries, Inc. (I)	1,200	51,768

Jarden Corp.	2,600	83,356

La-Z-Boy, Inc. (I)	1,300	16,393

Newell Rubbermaid, Inc.	4,400	60,500

Sealy Corp. (I)	3,100	10,726

Tempur-Pedic International, Inc. (I)	1,200	34,080

Tupperware Brands Corp.	1,800	84,114

Whirlpool Corp.	800	67,328

Internet & Catalog Retail 1.58%

Expedia, Inc.	2,000	44,480

HSN, Inc. (I)	2,000	43,320

Liberty Media Corp.—Interactive A (I)	5,100	64,209

NutriSystem, Inc. (L)	500	9,675

Leisure Equipment & Products 0.57%

Polaris Industries, Inc. (L)	1,000	45,740

RC2 Corp. (I)	900	12,699

Media 4.08%

Belo Corp., Class A	2,700	18,171

Carmike Cinemas, Inc. (I)	600	5,460

CTC Media, Inc.	1,700	29,070

Entercom Communications Corp. (I)	1,600	16,272

EW Scripps Company (I)	1,300	9,906

Gannett Company, Inc.	7,900	119,685

Harte-Hanks, Inc.	1,900	22,591

Journal Communications, Inc. (I)	1,700	6,358

Lee Enterprises, Inc. (I)	2,800	10,724

LIN TV Corp. (I)	1,800	9,198

LodgeNet Entertainment Corp. (I)	400	2,496

McClatchy Company, Class A (L)	2,600	12,532

Media General, Inc., Class A (I)	900	7,362

Meredith Corp. (L)	1,300	39,936

New York Times Company, Class A (I)	2,400	26,256

Scholastic Corp.	1,100	32,340

Sinclair Broadcast Group, Inc., Class A (I)	1,800	9,036

Valassis Communications, Inc. (I)	1,600	40,992

Multiline Retail 1.17%

Big Lots, Inc. (I)	900	30,150

Dillard’s, Inc., Class A (L)	2,200	37,114

Nordstrom, Inc.	1,000	36,940

Retail Ventures, Inc. (I)	800	7,152

Tuesday Morning Corp. (I)	1,400	7,994

See notes to financial statements

Annual report | Value Opportunities Fund	13

	Shares	Value
Specialty Retail 11.14%

Abercrombie & Fitch Company, Class A	2,400	$87,408

Aeropostale, Inc. (I)	700	24,752

American Eagle Outfitters, Inc.	2,500	42,175

Americas Car Mart, Inc. (I)	500	13,220

AnnTaylor Stores Corp. (I)(L)	1,500	25,815

Asbury Automotive Group, Inc. (I)	1,100	12,793

AutoNation, Inc. (I)(L)	2,900	51,475

Big 5 Sporting Goods Corp.	900	13,752

Books-A–Million, Inc.	600	3,774

Borders Group, Inc. (I)(L)	1,700	2,414

Brown Shoe Company, Inc.	800	11,064

Cabela’s, Inc. (I)(L)	900	13,914

Charming Shoppes, Inc. (I)	3,000	17,850

Chico’s FAS, Inc.	4,500	60,975

Collective Brands, Inc. (I)	1,200	27,120

Finish Line, Inc.	700	8,463

Genesco, Inc. (I)	300	7,179

Group 1 Automotive, Inc. (I)	700	19,439

Guess?, Inc.	1,200	48,948

Gymboree Corp. (I)	800	34,800

Jo-Ann Stores, Inc. (I)	400	15,140

Jos. A. Bank Clothiers, Inc. (I)	500	22,365

Limited Brands, Inc.	800	17,688

Lithia Motors, Inc., Class A (I)	400	2,552

MarineMax, Inc. (I)	800	8,464

Office Depot, Inc. (I)	7,900	57,038

OfficeMax, Inc. (I)	2,300	36,731

Pacific Sunwear of California, Inc. (I)	1,400	6,272

Penske Auto Group, Inc. (I)(L)	2,400	34,920

RadioShack Corp.	4,200	82,152

Shoe Carnival, Inc. (I)	400	7,292

Sonic Automotive, Inc. (I)(L)	1,600	16,480

Stein Mart, Inc. (I)	1,600	13,072

Systemax, Inc.	600	9,780

Talbots, Inc. (I)(L)	1,300	14,092

The Men’s Wearhouse, Inc.	1,400	29,904

Tiffany & Company	3,000	133,170

Tractor Supply Company (I)	700	38,304

Williams-Sonoma, Inc.	3,200	68,672

Textiles, Apparel & Luxury Goods 4.63%

Columbia Sportswear Company	600	27,504

Crocs, Inc. (I)	2,400	16,920

Deckers Outdoor Corp. (I)	210	25,242

Fossil, Inc. (I)	2,200	79,750

Fuqi International, Inc. (I)(L)	400	7,380

G-III Apparel Group, Ltd. (I)	400	8,388

Hanesbrands, Inc. (I)	1,300	33,709

Jones Apparel Group, Inc.	2,800	47,208

See notes to financial statements

14	Value Opportunities Fund | Annual report

	Shares	Value
Textiles, Apparel & Luxury Goods (continued)

Liz Claiborne, Inc. (I)(L)	2,100	$14,511

Maidenform Brands, Inc. (I)	500	8,610

Oxford Industries, Inc.	600	11,676

Perry Ellis International, Inc. (I)	600	11,742

Phillips-Van Heusen Corp.	1,600	69,632

Skechers U.S.A., Inc., Class A (I)	700	21,511

Steven Madden, Ltd. (I)	500	21,005

True Religion Apparel, Inc. (I)	600	14,736

Unifirst Corp.	300	15,768

Wolverine World Wide, Inc.	1,400	38,598

Consumer Staples 6.02%		616,205

Beverages 0.97%

PepsiAmericas, Inc.	3,300	98,934

Food & Staples Retailing 0.93%

Great Atlantic & Pacific Tea Company, Inc. (I)	900	6,543

Whole Foods Market, Inc. (I)(L)	2,500	88,725

Food Products 1.53%

Chiquita Brands International, Inc. (I)(L)	1,100	16,016

Del Monte Foods Company	5,900	69,148

J.M. Smucker Company	1,000	59,680

Pilgrim’s Pride Corp. (I)	1,300	11,726

Personal Products 2.59%

Bare Escentuals, Inc. (I)	900	16,362

Elizabeth Arden, Inc. (I)	500	9,010

Herbalife, Ltd.	1,900	76,095

Inter Parfums, Inc.	1,100	14,938

NBTY, Inc. (I)	2,000	90,800

Nu Skin Enterprises, Inc., Class A	1,700	45,424

Revlon, Inc. (I)	300	4,497

USANA Health Sciences, Inc. (I)	300	8,307

Energy 1.42%		145,196

Energy Equipment & Services 0.81%

Complete Production Services, Inc. (I)	1,000	13,960

Oil States International, Inc. (I)	1,600	68,832

Oil, Gas & Consumable Fuels 0.61%

Ship Finance International, Ltd. (L)	1,100	17,490

World Fuel Services Corp.	1,700	44,914

Financials 14.00%		1,434,102

Capital Markets 1.03%

Allied Capital Corp. (I)	4,300	17,888

American Capital, Ltd. (I)	3,200	13,760

Ares Capital Corp.	2,600	33,982

Calamos Asset Management, Inc.	500	6,670

Hercules Technology Growth Capital, Inc.	800	7,872

International Assets Holding Corp. (I)	800	12,488

MCG Capital Corp. (I)	2,600	13,312

See notes to financial statements

Annual report | Value Opportunities Fund	15

	Shares	Value
Commercial Banks 0.09%

Oriental Financial Group, Inc.	800	$8,832

Consumer Finance 1.53%

Advance America Cash Advance Centers, Inc.	2,000	12,540

AmeriCredit Corp. (I)(L)	2,900	64,525

Cash America International, Inc.	400	15,332

Nelnet, Inc., Class A	1,400	22,008

SLM Corp. (I)	1,900	21,242

World Acceptance Corp. (I)	500	20,895

Diversified Financial Services 0.19%

Encore Capital Group, Inc. (I)	600	10,824

Primus Guaranty, Ltd. (I)	2,000	8,220

Insurance 8.16%

Allied World Assurance Company Holdings, Ltd.	1,000	46,100

American Equity Investment Life Holding Company	1,000	8,800

American Financial Group, Inc.	1,700	43,979

American International Group, Inc. (I)(L)	500	12,385

CNA Financial Corp. (I)	600	14,754

Conseco, Inc. (I)	6,800	33,864

Delphi Financial Group, Inc.	800	17,064

Endurance Specialty Holdings, Ltd.	1,600	61,536

FBL Financial Group, Inc., Class A	700	14,224

Genworth Financial, Inc., Class A (I)	12,000	191,280

Hartford Financial Services Group, Inc.	2,200	53,614

Horace Mann Educators Corp.	600	8,064

Lincoln National Corp.	900	22,662

Maiden Holdings, Ltd.	1,200	8,424

National Financial Partners Corp. (I)	1,200	13,788

Protective Life Corp.	2,300	42,228

Reinsurance Group of America, Inc.	1,100	52,283

StanCorp Financial Group, Inc.	1,100	47,278

Torchmark Corp.	1,300	60,450

Transatlantic Holdings, Inc.	800	39,760

Universal Insurance Holdings, Inc.	1,500	9,075

Validus Holdings, Ltd.	1	28

XL Capital, Ltd.	1,900	34,713

Real Estate Investment Trusts 2.90%

Agree Realty Corp.	300	6,618

American Capital Agency Corp.	700	17,724

Ashford Hospitality Trust, Inc. (I)(L)	2,200	12,056

Developers Diversified Realty Corp.	3,400	36,074

FelCor Lodging Trust, Inc. (I)	1,600	6,032

General Growth Properties, Inc.	2,839	37,219

Glimcher Realty Trust	2,000	8,600

Gramercy Capital Corp. (I)	2,100	8,022

Hatteras Financial Corp.	900	23,373

Hospitality Properties Trust	1,500	32,955

HRPT Properties Trust	6,100	42,822

See notes to financial statements

16	Value Opportunities Fund | Annual report

	Shares	Value
Real Estate Investment Trusts (continued)

NorthStar Realty Finance Corp.	1,600	$6,832

Resource Capital Corp.	1,200	7,596

SL Green Realty Corp.	1,000	51,060

Thrifts & Mortgage Finance 0.10%

First Defiance Financial Corp.	400	3,936

PMI Group, Inc. (I)(L)	2,300	6,440

Health Care 13.94%		1,428,234

Health Care Equipment & Supplies 3.08%

American Medical Systems Holdings, Inc. (I)	700	12,684

ArthroCare Corp. (I)	400	10,628

Beckman Coulter, Inc.	1,100	72,116

Cooper Companies, Inc.	900	36,054

Hill-Rom Holdings, Inc.	1,800	47,232

Invacare Corp. (L)	700	19,096

Kinetic Concepts, Inc. (I)	2,200	92,224

Orthofix International NV (I)	500	17,045

Young Innovations, Inc.	300	8,040

Health Care Providers & Services 6.73%

Amedisys, Inc. (I)	400	23,060

BioScrip, Inc. (I)	1,100	8,129

Community Health Systems, Inc. (I)	2,000	68,540

Coventry Health Care, Inc. (I)	4,100	95,038

Health Management Associates, Inc. (I)	7,800	56,862

Health Net, Inc. (I)	2,900	66,961

Healthspring, Inc.	1,200	22,092

Healthways, Inc.	700	10,514

Henry Schein, Inc. (I)(L)	700	39,781

inVentiv Health, Inc. (I)	800	11,744

Lincare Holdings, Inc. (I)	1,700	68,272

MEDNAX, Inc. (I)	1,500	80,250

Odyssey HealthCare, Inc. (I)	800	14,024

Patterson Companies, Inc. (I)	2,200	65,296

Providence Service Corp. (I)	600	7,266

PSS World Medical, Inc. (I)	200	4,218

Universal American Financial Corp. (I)	900	12,969

WellCare Health Plans, Inc. (I)	1,300	34,710

Health Care Technology 0.09%

MedQuist, Inc.	1,200	9,432

Life Sciences Tools & Services 1.05%

Life Technologies Corp. (I)	1,400	71,064

Mettler-Toledo International, Inc. (I)	80	7,953

PerkinElmer, Inc.	1,300	28,873

Pharmaceuticals 2.99%

Endo Pharmaceutical Holdings, Inc. (I)	1,700	38,675

K-V Pharmaceutical Company, Class A (I)	1,900	6,004

King Pharmaceuticals, Inc. (I)	5,700	64,125

Medicis Pharmaceutical Corp., Class A	1,500	33,750

See notes to financial statements

Annual report | Value Opportunities Fund	17

	Shares	Value
Pharmaceuticals (continued)

Mylan, Inc. (I)(L)	4,300	$91,762

Par Pharmaceutical Companies, Inc. (I)	800	20,024

Watson Pharmaceuticals, Inc. (I)	1,300	51,727

Industrials 11.09%		1,135,928

Air Freight & Logistics 0.07%

Air Transport Services Group, Inc. (I)	2,600	6,604

Commercial Services & Supplies 2.85%

Acco Brands Corp. (I)	1,500	10,755

Avery Dennison Corp.	1,500	47,400

Bowne & Company, Inc.	1,100	12,243

Consolidated Graphics, Inc. (I)	300	13,362

Deluxe Corp.	1,600	28,720

Ennis Business Forms, Inc.	1,000	15,370

HNI Corp. (L)	1,300	30,901

M & F Worldwide Corp. (I)	500	16,195

R.R. Donnelley & Sons Company	3,600	71,604

United Stationers, Inc. (I)	800	45,688

Electrical Equipment 0.60%

Hubbell, Inc.	1,300	60,905

Industrial Conglomerates 0.71%

Carlisle Companies, Inc.	1,300	44,590

Textron, Inc. (L)	1,400	27,888

Machinery 4.27%

Bucyrus International, Inc.	1,100	68,816

Crane Company	1,400	44,338

John Bean Technologies Corp.	300	4,905

Joy Global, Inc.	1,000	50,800

Manitowoc Company, Inc. (L)	2,400	27,984

NACCO Industries, Inc., Class A	190	8,892

Oshkosh Corp. (I)	2,800	106,736

Stanley Works (L)	1,600	91,600

Toro Company	600	26,412

TriMas Corp. (I)	1,200	7,308

Marine 0.04%

Horizon Lines, Inc. (L)	1,100	4,444

Professional Services 1.48%

COMSYS IT Partners, Inc. (I)	800	13,984

Corporate Executive Board Company	600	13,728

Kforce, Inc. (I)	1,000	13,320

Manpower, Inc.	1,300	66,976

School Specialty, Inc. (I)	400	8,540

SFN Group, Inc. (I)	1,500	11,805

TrueBlue, Inc. (I)	1,100	14,597

Volt Information Sciences, Inc. (I)	400	4,260

VSE Corp.	100	4,253

See notes to financial statements

18	Value Opportunities Fund | Annual report

	Shares	Value
Road & Rail 0.60%

Avis Budget Group, Inc. (I)(L)	3,300	$34,716

Dollar Thrifty Automotive Group, Inc. (I)	900	27,036

Trading Companies & Distributors 0.38%

Aircastle, Ltd.	2,200	21,406

WESCO International, Inc. (I)	600	17,334

Transportation Infrastructure 0.09%

Macquarie Infrastructure Company LLC (I)	700	9,513

Information Technology 10.80%		1,106,473

Communications Equipment 0.28%

Plantronics, Inc.	1,000	28,430

Computers & Peripherals 2.16%

Lexmark International, Inc. (I)	1,500	50,565

QLogic Corp. (I)	2,300	41,860

Quantum Corp. (I)	4,300	10,664

Seagate Technology (I)	4,400	87,604

Western Digital Corp. (I)	800	30,904

Electronic Equipment, Instruments & Components 3.03%

Brightpoint, Inc. (I)	1,900	13,547

Ingram Micro, Inc., Class A (I)	4,100	72,570

Insight Enterprises, Inc. (I)	1,500	19,185

Jabil Circuit, Inc.	4,600	69,782

Sanmina-SCI Corp. (I)	1,000	16,540

Smart Modular Technologies (WWH), Inc. (I)	1,500	9,600

SYNNEX Corp. (I)	1,100	31,504

Tech Data Corp. (I)	1,700	72,828

Technitrol, Inc.	1,000	4,400

Internet Software & Services 0.32%

Earthlink, Inc.	1,700	14,178

United Online, Inc.	2,300	14,398

Web.com Group, Inc. (I)	800	3,808

IT Services 1.29%

Convergys Corp. (I)	2,700	33,318

CSG Systems International, Inc. (I)	500	10,060

Global Cash Access, Inc. (I)	900	6,741

Heartland Payment Systems, Inc.	400	6,116

infoGROUP, Inc. (I)	1,600	12,848

MoneyGram International, Inc. (I)	900	2,493

TeleTech Holdings, Inc. (I)(L)	1,100	19,239

Unisys Corp. (I)	1,200	41,892

Semiconductors & Semiconductor Equipment 0.18%

Entegris, Inc. (I)	2,700	12,096

Photronics, Inc. (I)	1,500	6,600

Software 3.54%

Actuate Corp. (I)	1,200	6,432

Blackbaud, Inc.	600	13,968

Bottomline Technologies, Inc. (I)	400	6,356

See notes to financial statements

Annual report | Value Opportunities Fund	19

	Shares	Value
Software (continued)

Deltek, Inc. (I)	800	$6,152

Dynamics Research Corp. (I)	500	5,150

ePlus, Inc. (I)	400	6,560

Fair Isaac Corp.	1,100	25,256

Jack Henry & Associates, Inc.	900	20,322

JDA Software Group, Inc. (I)	900	25,470

Manhattan Associates, Inc. (I)	500	12,635

MICROS Systems, Inc. (I)	400	12,016

MicroStrategy, Inc., Class A (I)	300	26,607

Progress Software Corp. (I)	600	16,812

Quest Software, Inc. (I)	2,200	37,070

Radiant Systems, Inc. (I)	1,100	12,287

Smith Micro Software, Inc. (I)	600	5,256

Sonic Solutions (I)	1,000	9,090

SonicWALL, Inc. (I)	1,300	10,413

Sybase, Inc. (I)(L)	1,200	53,268

THQ, Inc. (I)(L)	1,400	8,484

TIBCO Software, Inc. (I)	4,700	43,099

Materials 4.76%		487,525

Chemicals 3.84%

Ashland, Inc.	1,800	84,744

Cytec Industries, Inc.	600	25,602

Hawkins, Inc. (L)	200	3,990

Innospec, Inc.	500	5,325

Lubrizol Corp.	1,700	134,317

NewMarket Corp.	190	16,920

RPM International, Inc.	3,100	59,675

Spartech Corp.	500	5,095

W.R. Grace & Company (I)	2,000	57,920

Containers & Packaging 0.21%

AEP Industries, Inc. (I)	200	6,980

Boise, Inc. (I)	2,000	9,500

Bway Holding Company (I)	300	4,521

Metals & Mining 0.52%

Reliance Steel & Aluminum Company	1,200	53,208

Paper & Forest Products 0.19%

Clearwater Paper Corp.	200	9,652

KapStone Paper and Packaging Corp. (I)	1,100	10,076

Telecommunication Services 0.96%		98,838

Diversified Telecommunication Services 0.96%

Atlantic Tele-Network, Inc.	300	13,163

CenturyTel, Inc.	2,500	85,675

See notes to financial statements

20	Value Opportunities Fund | Annual report

Short-Term Investments 10.60%		$1,086,110

(Cost $1,085,667)

	Par value	Value
Repurchase Agreement 2.45%		251,000
Repurchase Agreement with State Street Corp. dated 2-26-10
at 0.010% to be repurchased at $251,000 on 3-1-10,
collateralized by $255,000 Federal Home Loan Mortgage Corp.,
2.250% due 8-24-12 (valued at $256,244, including interest).	$251,000	251,000

		Shares	Value
Securities Lending Collateral 8.15%			835,110
John Hancock Collateral Investment Trust (W)	0.1869% (Y)	83,427	835,110

Total investments (Cost $8,941,447)† 108.57%			$11,122,058

Other assets and liabilities, net (8.57%)			($877,992)

Total net assets 100.00%			$10,244,066

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of February 28, 2010.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser and represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of February 28, 2010.

† At February 28, 2010, the aggregate cost of investment securities for federal income tax purposes was $9,084,872. Net unrealized appreciation aggregated $2,037,186, of which $2,283,024 related to appreciated investment securities and $245,838 related to depreciated investment securities.

See notes to financial statements

Annual report | Value Opportunities Fund	21

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-10

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $7,855,780) including
$820,717 of securities loaned (Note 2)	$10,035,948
Investments in affiliated issuers, at value (Cost $834,667) (Note 2)	835,110
Repurchase agreements, at value (Cost $251,000) (Note 2)	251,000

Total investments, at value (Cost $8,941,447)	11,122,058
Cash	53
Cash held at broker for futures contracts	20,000
Receivable for fund shares sold	386
Dividends and interest receivable	7,671
Receivable for securities lending income	339

Total assets	11,150,507

Liabilities

Payable upon return of securities loaned (Note 2)	834,550
Payable for futures variation margin	20
Payable to affiliates
Accounting and legal services fees	123
Transfer agent fees	1,402
Distribution and service fees	62
Trustees’ fees	269
Investment management fees	10,446
Other liabilities and accrued expenses	59,569

Total liabilities	906,441

Net assets

Capital paid-in	$16,602,816
Accumulated distributions in excess of income	(2,008)
Accumulated net realized loss on investments and futures contracts	(8,535,653)
Net unrealized appreciation on investments and futures contracts	2,178,911

Net assets	$10,244,066

See notes to financial statements

22	Value Opportunities Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($9,542,719 ÷ 647,672 shares)	$14.73
Class B ($182,267 ÷ 12,427 shares)[1]	$14.67
Class C ($449,351 ÷ 30,614 shares)[1]	$14.68
Class I ($69,729 ÷ 4,731 shares)	$14.74

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$15.51

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | Value Opportunities Fund	23

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 2-28-10

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$207,262
Securities lending	4,461
Interest	153
Less foreign taxes withheld	(10)

Total investment income	211,866

Expenses

Investment management fees (Note 5)	98,960
Distribution and service fees (Note 5)	40,743
Accounting and legal services fees (Note 5)	932
Transfer agent fees (Note 5)	18,708
Trustees’ fees (Note 5)	974
State registration fees (Note 5)	44,901
Printing and postage fees	9,673
Professional fees	35,618
Custodian fees	30,414
Registration and filing fees	27,651
Proxy fees	4,083
Other	898

Total expenses	313,555
Less expense reductions (Note 5)	(138,148)

Net expenses	175,407

Net investment income	36,459

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(3,566,788)
Investments in affiliated issuers	118
Futures contracts (Note 3)	91,461
(3,475,209)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	8,059,251
Investments in affiliated issuers	443
Futures contracts (Note 3)	34,443
8,094,137
Net realized and unrealized gain	4,618,928

Increase in net assets from operations	$4,655,387

See notes to financial statements

24	Value Opportunities Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	2-28-10	2-28-09

Increase (decrease) in net assets

From operations
Net investment income	$36,459	$101,853
Net realized loss	(3,475,209)	(3,717,979)
Change in net unrealized appreciation (depreciation)	8,094,137	(3,610,530)

Increase (decrease) in net assets resulting from operations	4,655,387	(7,226,656)

Distributions to shareholders
From net investment income
Class A	(57,822)	(108,166)
Class B	—	(28)
Class C	—	(98)
Class I	(933)	(688)
Class R1	—	(693)

Total distributions	(58,755)	(109,673)

From Fund share transactions (Note 6)	(4,922,172)	(283,575)

Total decrease	(325,540)	(7,619,904)

Net assets

Beginning of year	10,569,606	18,189,510

End of year	$10,244,066	$10,569,606

Accumulated distributions in excess of income	($2,008)	($119)

See notes to financial statements

Annual report | Value Opportunities Fund	25

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$10.14	$17.00	$22.36	$20.00
Net investment income[2]	0.04	0.10	0.12	0.07[3]
Net realized and unrealized gain (loss) on investments	4.61	(6.84)	(4.41)	2.53

Total from investment operations	4.65	(6.74)	(4.29)	2.60

Less distributions
From net investment income	(0.06)	(0.12)	(0.11)	(0.08)
From net realized gain	—	—	(0.96)	(0.16)

Total distributions	(0.06)	(0.12)	(1.07)	(0.24)

Net asset value, end of year	$14.73	$10.14	$17.00	$22.36

Total return (%)[4,5]	45.86	(39.79)	(19.45)	13.06[6]

Ratios and supplemental data

Net assets, end of year (in millions)	$10	$10	$16	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	2.18[7]	2.03	2.04	2.13[8]
Expenses net of fee waivers	1.39[7]	1.39	1.39	1.38[8]
Expenses net of fee waivers and credits	1.39[7]	1.39	1.39	1.38[8]
Net investment income	0.33	0.69	0.56	0.47[3,8]
Portfolio turnover (%)	178	80	68	30

1 The inception date for Class A shares is 6-12-06.

2 Based on the average daily shares outstanding.

3 Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund, which amounted to $0.02 per share and 0.09% of average net assets.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment (if applicable).

6 Not annualized.

7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

8 Annualized.

See notes to financial statements

26	Value Opportunities Fund | Annual report

CLASS B SHARES Period ended	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$10.13	$16.94	$22.33	$20.00
Net investment loss[2]	(0.05)	(0.01)	(0.03)	(0.01)[3]
Net realized and unrealized gain (loss) on investments	4.59	(6.80)	(4.40)	2.51

Total from investment operations	4.54	(6.81)	(4.43)	2.50

Less distributions
From net investment income	—	—[4]	—	(0.01)
From net realized gain	—	—	(0.96)	(0.16)

Total distributions	—	—[4]	(0.96)	(0.17)

Net asset value, end of year	$14.67	$10.13	$16.94	$22.33

Total return (%)[5,6]	44.82	(40.19)	(20.08)	12.54[7]

Ratios and supplemental data

Net assets, end of year (in millions)	—[8]	—[8]	$—[8]	$—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	10.37[9]	9.95	6.82	11.31[10]
Expenses net of fee waivers	2.18[9]	2.63	2.10	2.08[10]
Expenses net of fee waivers and credits	2.09[9]	2.09	2.09	2.08[10]
Net investment loss	(0.43)	(0.02)	(0.14)	(0.07)[3,10]
Portfolio turnover (%)	178	80	68	30

1 The inception date for Class B shares is 6-12-06.

2 Based on the average daily shares outstanding.

3 Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund, which amounted to $0.02 per share and 0.10% of average net assets.

4 Less than $0.01 per share.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment (if applicable).

7 Not annualized.

8 Less than $500,000.

9 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

10 Annualized.

CLASS C SHARES Period ended	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$10.14	$16.95	$22.33	$20.00
Net investment loss[2]	(0.05)	(0.01)	(0.03)	(0.01)[3]
Net realized and unrealized gain (loss) on investments	4.59	(6.80)	(4.39)	2.51

Total from investment operations	4.54	(6.81)	(4.42)	2.50
From net investment income	—	—[4]	—	(0.01)
rom net realized gain	—	—	(0.96)	(0.16)

Total distributions	—	—[4]	(0.96)	(0.17)

Net asset value, end of year	$14.68	$10.14	$16.95	$22.33

Total return (%)[5,6]	44.77	(40.17)	(20.03)	12.54[7]

Ratios and supplemental data

Net assets, end of year (in millions)	—[8]	—[8]	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	5.79[9]	5.12[10]	3.88	5.09
Expenses net of fee waivers	2.21[9]	2.40	2.10	2.08[10]
Expenses net of fee waivers and credits	2.09[9]	2.09	2.09	2.08[10]
Net investment loss	(0.41)	(0.03)	(0.14)	(0.07)[3,10]
Portfolio turnover (%)	178	80	68	30

1 The inception date for Class C shares is 6-12-06.

2 Based on the average daily shares outstanding.

3 Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund, which amounted to $0.02 per share and 0.10% of average net assets.

4 Less than $0.01 per share.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment (if applicable).

7 Not annualized.

8 Less than $500,000.

9 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

10 Annualized.

See notes to financial statements

Annual report | Value Opportunities Fund	27

CLASS I SHARES Period ended	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$10.15	$17.02	$22.39	$20.00
Net investment income[2]	0.09	0.17	0.18	0.15[3]
Net realized and unrealized gain (loss) on investments	4.62	(6.86)	(4.41)	2.53

Total from investment operations	4.71	(6.69)	(4.23)	2.68

Less distributions
From net investment income	(0.12)	(0.18)	(0.18)	(0.13)
From net realized gain	—	—	(0.96)	(0.16)

Total distributions	(0.12)	(0.18)	(1.14)	(0.29)

Net asset value, end of year	$14.74	$10.15	$17.02	$22.39

Total return (%)[4,5]	46.41	(39.48)	(19.16)	13.42[6]

Ratios and supplemental data

Net assets, end of year (in millions)	—[7]	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	11.39[8]	21.05	8.80	12.63[9]
Expenses net of fee waivers	0.94[8]	0.99	0.99	0.99[9]
Expenses net of fee waivers and credits	0.94[8]	0.99	0.99	0.99[9]
Net investment income	0.74	1.11	0.86	0.96[3,9]
Portfolio turnover (%)	178	80	68	30

1 The inception date for Class I shares is 6-12-06.

2 Based on the average daily shares outstanding.

3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.02 per share and 0.10% of average net assets.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment (if applicable).

6 Not annualized.

7 Less than $500,000.

8 Includes the impact of proxy expenses, which amounted to 0.01% of average net assets.

9 Annualized.

See notes to financial statements

28	Value Opportunities Fund | Annual report

Notes to financial statements

Note 1 — Organization

John Hancock Value Opportunities Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Effective at the close of business on August 21, 2009, Class R1 shares converted into Class A shares.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2010, by major security category or type:

			LEVEL 2	LEVEL 3
	TOTAL MARKET		SIGNIFICANT	SIGNIFICANT
INVESTMENTS	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
IN SECURITIES	2-28-10	QUOTED PRICE	INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$3,583,447	$3,583,447	—	—
Consumer Staples	616,205	616,205	—	—
Energy	145,196	145,196	—	—
Financials	1,434,102	1,434,102	—	—
Health Care	1,428,234	1,428,234	—	—
Industrials	1,135,928	1,135,928	—	—

Annual report | Value Opportunities Fund	29

			LEVEL 2	LEVEL 3
	TOTAL MARKET		SIGNIFICANT	SIGNIFICANT
INVESTMENTS	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
IN SECURITIES	2-28-10	QUOTED PRICE	INPUTS	INPUTS

Information Technology	$1,106,473	$1,106,473	—	—
Materials	487,525	487,525	—	—
Telecommunication
Services	98,838	98,838	—	—
Short-Term Investments	1,086,110	835,110	$251,000

Total Investments in
Securities	$11,122,058	$10,871,058	$251,000	—
Other Financial
Instruments	(1,700)	(1,700)	—	—
Totals	$11,120,358	$10,869,358	$251,000	—

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT is a non stable value fund investing in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date.

Securities lending. A Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, which is not a stable value fund. As a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the

30	Value Opportunities Fund | Annual report

securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $150 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the year ended February 28, 2010, there were no significant borrowings under the line of credit by the Fund. Effective March 31, 2010, the amount of the line of credit changed to $100 million.

Expenses. The majority of expenses are directly attributable to an individual Fund. Expenses that are not readily attributable to a specific fund are allocated among all Funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the Funds’ relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $8,395,553 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of February 28, 2010.

At February 28, 2010, capital loss carryforward available to offset future realized gains was as follows:

CAPITAL LOSS CARRYFORWARD
EXPIRING AT FEBRUARY 28

2017	2018

$2,899,971	$5,495,582

As of February 28, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually. The tax character of distributions for the years ended February 28, 2010 and February 28, 2009 was as follows:

Annual report | Value Opportunities Fund	31

	FEBRUARY 28, 2010	FEBRUARY 28, 2009

Ordinary Income	$58,755	$109,673

Distributions paid by the Fund with respect to each series of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class. As of February 28, 2010, the Fund has no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/ tax differences will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to foreign currency transactions, net operating losses, pay-downs, defaulted bonds, derivative transactions, partnerships, amortization and accretion on debt securities, tender fees and investments in passive foreign investment companies.

Note 3 — Derivative instruments

The Fund may invest in derivatives, including futures contracts in order to meet its investment objectives. The Fund may use derivatives to gain exposure to securities or indices and enhance potential gains.

The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose a Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or the Fund will succeed in enforcing them.

For more information regarding the Fund’s use of derivatives, please refer to the Fund’s Prospectuses and Statement of Additional Information.

Futures. A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the fund’s initial investment.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.

32	Value Opportunities Fund | Annual report

During the year ended February 28, 2010, the Fund used futures contracts to maintain diversity and liquidity of the portfolio. The following table summarizes the contracts held at February 28, 2010. The range of futures contracts notional amounts held by the Fund during the year ended February 28, 2010 was $210,000 to $311,000.

					UNREALIZED
OPEN	NUMBER OF				APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	(DEPRECIATION)

Russell 2000 Mini
Index Futures	1	Long	Mar 2010	$62,790	($966)
S&P Midcap 400
E-Mini Index Futures	2	Long	Mar 2010	147,540	(734)

				$210,330	($1,700)

Fair value of derivative instruments by risk category. The table below summarizes the fair value of derivatives held by the Fund at February 28, 2010 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENT	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Receivable/Payable
for futures variation
margin; Net unrealized
(appreciation)
depreciation on
Equity contracts	investments	Futures	—	($1,700)†

Total			—	($1,700)

† Reflects cumulative appreciation/depreciation of futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Effect of derivative instruments on the Statements of Operations. The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended February 28, 2010:

RISK	STATEMENT OF OPERATIONS LOCATION	FUTURES

		Futures contracts
Equity contracts	Net realized gain (loss)	$91,461
Total		$91,461

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended February 28, 2010:

RISK	STATEMENT OF OPERATIONS LOCATION	FUTURES

		Futures contracts
Equity contracts	Change in unrealized	$34,443
	apppreciation (depreciation)
Total		$34,443

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is

Annual report | Value Opportunities Fund	33

unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management Fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.78% of the next $500,000,000 of the Fund’s average daily net assets; (c) 0.77% of the next $1,500,000,000 of the Fund’s average daily net assets; and (d) 0.76% of the Fund’s average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended February 28, 2010 were equivalent to an annual effective rate of 0.80% of the Fund’s average daily net assets.

Effective July 1, 2009, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 1.39% for Class A shares, 2.09% for Class B, 2.09% for Class C and 0.91% for Class I. The expense reimbursements and limits will continue in effect until June 30, 2010 and thereafter until terminated by the Adviser on notice to the Trust.

Prior to June 30, 2009, the Adviser contractually agreed to reimburse or limit certain Fund level expenses to 0.09% of the Fund’s average annual net assets which are allocated pro rata to all share classes. This agreement excluded taxes, portfolio brokerage commissions, interest, advisory fees, distribution and service fees, transfer agent fees, state registration fees, printing and postage fees, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, were excluded.

In addition, the Adviser agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits were such that these expenses will not exceed 1.39% for Class A shares, 2.09% for Class B, 2.09% for Class C, 0.99% for Class I and 1.49% for Class R1.

Accordingly, the expense reductions or reimbursements related to these agreements $91,276, $11,801, $14,657, $11,309 and $8,083 for Class A, Class B, Class C, Class I and Class R1, respectively, for the year ended February 28, 2010.

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic

34	Value Opportunities Fund | Annual report

reports to shareholders and regulatory reports amongst other services. These expenses are allocated to each share class based on relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for year ended February 28, 2010, amounted to an approximate annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class R1 shares pursuant to Rule 12b-1 of the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1 shares, the Fund pays the Distributor for certain other services. The following table shows the contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fees	Service Fee

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $9,355 for the year ended February 28, 2010. Of this amount, $1,547 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $7,744 was paid as sales commissions to broker-dealers and $64 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended February 28, 2010, CDSCs amounts received by the Distributor amounted to $1,013 and $322 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services” or “Transfer Agent”), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Classes A, B, C and R1 shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Certain investor accounts that maintain small balances are charged an annual small accounts fee by Signature Services. Amounts related to these fees are credited by Signature Services to the Fund. For the year ended February 28, 2010, these fees totaled $1,022.

Annual report | Value Opportunities Fund	35

Class level expenses for year ended February 28, 2010 were:

	Distribution	Transfer agent	State registration	Printing and
Class	and service fees	fees	fees	postage fees

Class A	$35,000	$11,903	$10,148	$8,578
Class B	1,441	1,877	9,073	239
Class C	4,093	3,459	8,935	622
Class I	—	1,021	9,404	198
Class R1	209	448	7,341	36
Total	$40,743	$18,708	$44,901	$9,673

Affiliated share ownership. Affiliates of the Fund owned 440,810 shares of beneficial interest of Class A on February 28, 2010.

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. Deferred amounts are invested in various John Hancock Funds and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the years ended February 28, 2010 and 2009 were as follows:

	Year ended 2-28-10		Year ended 2-28-09

	Shares	Amount	Shares	Amount
Class A shares

Sold	73,160	$937,482	103,416	$1,990,779
Exchanged from Class R1	7,868	102,336	—	—
Distributions reinvested	3,994	56,634	8,562	105,484
Repurchased	(414,003)	(5,800,952)	(81,306)	(1,266,608)
Net increase (decrease)	(328,981)	($4,704,500)	30,672	$829,655

Class B shares

Sold	4,486	$59,328	2,585	$40,020
Distributions reinvested	—	—	2	24
Repurchased	(3,177)	(41,268)	(9,225)	(143,705)
Net increase (decrease)	1,309	$18,060	(6,638)	($103,661)

Class C shares

Sold	10,793	$135,316	13,664	$219,143
Distributions reinvested	—	—	6	73
Repurchased	(18,252)	(216,646)	(35,734)	(548,871)
Net decrease	(7,459)	($81,330)	(22,064)	($329,655)

Class I shares

Sold	1,414	$16,320	5,517	$65,650
Distributions reinvested	66	932	56	688
Repurchased	(5,858)	(79,378)	(2,337)	(34,568)
Net increase (decrease)	(4,378)	($62,126)	3,236	$31,770

36	Value Opportunities Fund | Annual report

	Year ended 2-28-10		Year ended 2-28-09

	Shares	Amount	Shares	Amount
Class R1 shares

Sold	982	$10,978	694	$11,503
Exchanged for Class A	(7,892)	(102,336)	—	—
Distributions reinvested	—	—	56	693
Repurchased	(88)	(918)	(212)	(3,647)

Net increase (decrease)	(6,998)	($92,276)	538	$8,549

Class 1 shares

Sold	—	—	67,303	$1,102,351
Repurchased	—	—	(101,443)	(1,822,584)
Net increase (decrease)	—	—	(34,140)	($720,233)

Net decrease	(346,507)	($4,922,172)	(28,396)	($283,575)

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $20,906,773 and $25,600,990, respectively, for the year ended February 28, 2010.

Annual report | Value Opportunities Fund	37

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of
John Hancock Value Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Value Opportunities Fund (the “Fund”) at February 28, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 15, 2010

38	Value Opportunities Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 28, 2010.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended February 28, 2010, 100% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2010.

Shareholders will be mailed a 2010 Form 1099-DIV in January 2011. This will reflect the total of all distributions that are taxable for calendar year 2010.

Annual report | Value Opportunities Fund	39

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2006	47

Chairperson (since 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency)
(until 2007); Vice President, Institute of International Education (until 2007); Senior Fellow, Cornell
University Institute of Public Affairs, Cornell University (1997–1998); Former President Wells College,
St. Lawrence University and the Association of Colleges and Universities of the State of New York.
Director of the following: Niagara Mohawk Power Corporation (until 2003); Security Mutual Life
(insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program (until 2007);
UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002); Council for
International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	2006	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin
Insurance Agency, Inc. (since 1995); Chairman and Chief Executive Officer, Carlin Consolidated, Inc.
(management/investments) (since 1987).

William H. Cunningham, Born: 1944	2006	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation
(since 2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (since 2007).

40	Value Opportunities Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	2006	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia
Archdiocesan Educational Fund (since 2009); Senior Vice President and Chief Financial Officer, UGI
Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas,
Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director,
EnergyNorth, Inc. (until 1995); Director, Parks and History Association (Cooperating Association,
National Park Service) (until 2005).

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998-2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2006	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	2006	47

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2008	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman,
Industrial Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2006	244

Senior Executive Vice President, U.S. Division, Manulife Financial Corporation (since 2009), Executive
Vice President (1999–2009); Chairman and Director, John Hancock Advisers, LLC and John Hancock
Funds, LLC (since 2005); Chairman and Director, John Hancock Investment Management Services, LLC
(since 2006); Trustee of John Hancock Trust (since 2005), John Hancock Funds II (since 2005) and the
John Hancock retail funds (since 2006).

Annual report | Value Opportunities Fund	41

Non-Independent Trustees3 (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, Strategic Initiatives (since 2006), Vice President (until 2006), Manulife Financial
Corporation; Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers,
LLC, The Berkeley Financial Group, LLC, John Hancock Investment Management Services, LLC
and John Hancock Funds, LLC (since 2007); Chief Operating Officer, John Hancock Funds II and
John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (2007–2009);
Director, John Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock
Advisers, LLC, The Berkeley Financial Group, LLC, MFC Global Investment Management (U.S.), LLC,
John Hancock Investment Management Services, LLC, John Hancock Funds, LLC, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (2005-2007).

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
Directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2006

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC, The Berkeley Financial Group, LLC, John Hancock Funds,
LLC (since 2005); Director, MFC Global Investment Management (U.S.), LLC (since 2005); Chairman and
Director, Signature Services (since 2005); Director, President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer,
John Hancock retail funds (since 2005); President and Chief Executive Officer (until 2009), John Hancock
Funds II and John Hancock Trust; Director, Chairman and President, NM Capital Management, Inc.
(since 2005); Member and former Chairman, Investment Company Institute Sales Force Marketing
Committee (since 2003); President and Chief Executive Officer, MFC Global (U.S.) (2005–2006).

Andrew G. Arnott, Born: 1971	2009

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2009); Senior Vice President (since 2007),
Vice President (2005–2007), John Hancock Advisers, LLC; Senior Vice President (since 2008), Vice
President (2006–2008), John Hancock Investment Management Services, LLC; Senior Vice President
(since 2006), Vice President (2005–2006), 2nd Vice President (2004–2005), John Hancock Funds,
LLC; Chief Operating Officer (since 2009), Vice President (2007–2009), John Hancock retail funds;
Vice President (since 2006), John Hancock Funds II and John Hancock Trust; Senior Vice President
(2005–2009), Product Management and Development for John Hancock Funds, LLC; Vice President and
Director (1998–2005), Marketing and Product Management for John Hancock Funds, LLC.

42	Value Opportunities Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
Directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock Funds II and John Hancock
Trust (since 2006); Secretary and Chief Legal Counsel (since 2008) and Secretary (2007–2008),
John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC; Secretary,
John Hancock Funds, LLC and The Berkeley Financial Group, LLC (since 2007); Vice President and
Associate General Counsel for Massachusetts Mutual Life Insurance Company (1999–2006); Secretary
and Chief Legal Counsel for MML Series Investment Fund (2000–2006); Secretary and Chief Legal
Counsel for MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Trust,
John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2005);
Vice President, John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and
MFC Global Investment Management (U.S.), LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management
Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds, John Hancock Funds II and
John Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005).

Michael J. Leary, Born: 1965	2007

Treasurer
Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2009);
Assistant Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust
(2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291 or by visiting our Web site www.jhfunds.com.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

Annual report | Value Opportunities Fund	43

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management
James R. Boyle†	Services, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	Grantham, Mayo, Van Otterloo & Co. LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.	The report is certified under the Sarbanes-Oxley
Chief Compliance Officer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Charles A. Rizzo	knowledge, the information in their financial reports
Chief Financial Officer	is fairly and accurately stated in all material respects.

Michael J. Leary
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

44	Value Opportunities Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Value Opportunities Fund.	6300A 2/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/10

John Hancock
MUTUAL FUNDS

John Hancock
U.S. Core Fund

Annual Report
2.28.10

Management’s discussion of
Fund performance

By Grantham, mayo, van Otterloo & Co. LLC

U.S. stocks posted exceptionally strong gains during the 12 months ended February 28, 2010. The government’s stimulative fiscal and monetary policies helped push the market sharply higher in the first half of the period. Upward momentum waned thereafter, as investors took some profits and waited to see whether the economic recovery would gain traction. While healthy economic growth later in 2009 helped bolster investor’s confidence, unemployment remained persistently high and home prices continued to decline. Additionally, credit concerns about Greece briefly spooked the market late in the period. During the period, the Fund’s benchmark, the S&P 500 Index, delivered a 53.62% result, led by a surging financials sector.

During the period, John Hancock U.S. Core Fund’s Class A shares returned 39.78% at net asset value, trailing the S&P 500 Index. The Fund also lagged the 53.54% mark of the Morningstar, Inc. large blend fund average. The Fund’s performance was curbed by a large underweighting in financials, weak picks in the consumer discretionary sector and a sizable overweighting in health care. In consumer staples, both an overweighting and lackluster stock picking hurt. Conversely, underweighting telecommunication services and utilities aided the Fund’s results. At the stock level, discount retailer Wal-Mart Stores, Inc. detracted as investors regained their appetite for risk. Similar comments apply to soft drink makers The Coca-Cola Company and PepsiCo, Inc., cereal producer General Mills, and for-profit education providers ITT Educational Services, Inc. and Apollo Group, Inc. Underweighting Bank of America Corp. detracted as well. On the positive side, three of our top contributors were from information technology: Microsoft Corp., Cisco Systems, Inc. and Google, Inc. Microsoft’s stock was aided by the successful rollout of its Windows 7 upgrade. Two managed care holdings, UnitedHealth Group, Inc. and WellPoint, Inc., are industry leaders that outperformed, as the most radical proposals for health care reform were taken off the table.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	U.S. Core Fund | Annual report

A look at performance

For the period ended February 28, 2010

	Average annual returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since				Since
	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

Class A	32.84	—	—	–3.54[1]	32.84	—	—	–12.55[1]

Class B	33.83	—	—	–3.62[1]	33.83	—	—	–12.83[1]

Class C	37.74	—	—	–2.89[1]	37.74	—	—	–10.33[1]

Class I2	40.35	—	—	–1.81[1]	40.35	—	—	–6.56[1]

Class R1[2]	39.28	—	—	–2.41[1]	39.28	—	—	–8.69[1]

Class R3[2]	—	—	—	—	—	—	—	21.63[3]

Class R4[2]	—	—	—	—	—	—	—	21.87[3]

Class R5[2]	—	—	—	—	—	—	—	22.18[3]

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R1, Class R3, Class R4 and Class R5 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until June 30, 2010. The net expenses are as follows: Class A — 1.35%, Class B — 2.05%, Class C — 2.05%, Class I — 0.87%, Class R1 — 1.75%. Class R3 — 1.65%, Class R4 — 1.35% and Class R5 — 1.05%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.75%, Class B — 8.79%, Class C — 3.43%, Class I — 10.44%, Class R1 — 19.51%, Class R3 — 19.66%, Class R4 — 19.36% and Class R5 — 19.06%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 From June 12, 2006.

2 For certain types of investors, as described in the Fund’s Class I, Class R1, Class R3, Class R4 and Class R5 share prospectuses.

3 From May 22, 2009.

Annual report | U.S. Core Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock U.S. Core Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

	Period	Without sales	With maximum
	beginning	charge	sales charge	Index

Class B	6-12-06	$8,972	$8,717	$9,562

Class C2	6-12-06	8,967	8,967	9,562

Class I3	6-12-06	9,344	9,344	9,562

Class R1[3]	6-12-06	9,131	9,131	9,562

Class R3[3]	5-22-09	12,163	12,163	12,636

Class R4[3]	5-22-09	12,187	12,187	12,636

Class R5[3]	5-22-09	12,218	12,218	12,636

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, as of February 28, 2010. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 The contingent deferred sales charge, if any, is not applicable.

3 For certain types of investors, as described in the Fund’s Class I, Class R1, Class R3, Class R4 and Class R5 share prospectuses.

8	U.S. Core Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2009, with the same investment held until February 28, 2010.

	Account value	Ending value	Expenses paid during period
	on 9-1-09	on 2-28-10	ended 2-28-10[1]

Class A	$1,000.00	$1,081.70	$6.97

Class B	1,000.00	1,077.90	10.87

Class C	1,000.00	1,077.90	10.61

Class I	1,000.00	1,084.10	4.50

Class R1	1,000.00	1,078.80	9.02

Class R3	1,000.00	1,080.20	8.51

Class R4	1,000.00	1,081.00	6.97

Class R5	1,000.00	1,083.10	5.42

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | U.S. Core Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2009, with the same investment held until February 28, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 9-1-09	on 2-28-10	ended 2-28-10[1]

Class A	$1,000.00	$1,018.10	6.76

Class B	1,000.00	1,014.30	10.54

Class C	1,000.00	1,014.60	10.29

Class I	1,000.00	1,020.50	4.36

Class R1	1,000.00	1,016.10	8.75

Class R3	1,000.00	1,016.60	8.25

Class R4	1,000.00	1,018.10	6.76

Class R5	1,000.00	1,019.60	5.26

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.35%, 2.11%, 2.06%, 0.87%, 1.75%, 1.65%, 1.35% and 1.05% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10	U.S. Core Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

Microsoft Corp.	4.8%	Apple, Inc.	3.4%

Exxon Mobil Corp.	4.5%	Johnson & Johnson	3.3%

Google, Inc., Class A	4.0%	Wal-Mart Stores, Inc.	3.1%

Pfizer, Inc.	3.9%	UnitedHealth Group, Inc.	2.6%

Oracle Corp.	3.8%	The Coca-Cola Company	2.5%

Sector Composition[2,3]

Information Technology	27%	Financials	6%

Health Care	22%	Materials	3%

Consumer Staples	15%	Industrials	3%

Energy	10%	Telecommunication Services	1%

Consumer Discretionary	8%	Short-Term Investments & Other	5%

1 As a percentage of net assets on February 28, 2010. Excludes cash and cash equivalents.

2 As a percentage of net assets on February 28, 2010.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | U.S. Core Fund	11

Fund’s investments

As of 2-28-10

	Shares	Value

Common Stocks 94.82%		$38,928,472

(Cost $36,683,478)

Consumer Discretionary 8.05%		3,303,448

Auto Components 0.29%

Autoliv, Inc. (I)	300	13,383

Johnson Controls, Inc.	3,000	93,300

The Goodyear Tire & Rubber Company (I)	800	10,392

Automobiles 0.04%

Harley-Davidson, Inc. (L)	600	14,766

Diversified Consumer Services 0.35%

Apollo Group, Inc., Class A (I)	1,500	89,820

ITT Educational Services, Inc. (I) (L)	500	54,520

Hotels, Restaurants & Leisure 0.92%

Darden Restaurants, Inc.	400	16,220

International Game Technology	1,900	33,345

Marriott International, Inc., Class A (L)	101	2,738

McDonald’s Corp.	2,200	140,470

Starbucks Corp. (I)	7,700	176,407

Yum! Brands, Inc.	300	10,116

Household Durables 0.15%

Newell Rubbermaid, Inc.	800	11,000

Tupperware Brands Corp.	200	9,346

Whirlpool Corp. (L)	500	42,080

Internet & Catalog Retail 1.04%

Amazon.com, Inc. (I)	1,700	201,280

Expedia, Inc. (I)	2,600	57,824

Liberty Media Corp.—Interactive A (I)	3,300	41,547

Priceline.com, Inc. (I)	560	126,986

Media 1.42%

CBS Corp., Class B	7,900	102,621

Discovery Communications, Inc., Series A (I)	600	18,690

Discovery Communications, Inc., Series C (I)	400	10,616

Liberty Media-Starz, Series A (I)	1,201	61,167

News Corp., Class A	13,700	183,169

Omnicom Group, Inc.	300	10,986

Time Warner Cable, Inc.	466	21,758

Viacom, Inc., Class B (I)	4,000	118,600

Virgin Media, Inc. (L)	3,400	55,080

See notes to financial statements

12	U.S. Core Fund | Annual report

	Shares	Value
Multiline Retail 0.75%

Dollar Tree, Inc. (I)	200	$11,148

Family Dollar Stores, Inc.	600	19,794

J.C. Penney Company, Inc.	1,200	33,096

Kohl’s Corp. (I)	1,100	59,202

Macy’s, Inc.	1,600	30,640

Nordstrom, Inc. (L)	2,900	107,126

Sears Holdings Corp. (I)	500	47,835

Specialty Retail 2.36%

Abercrombie & Fitch Company, Class A	800	29,136

Advance Auto Parts, Inc.	900	36,720

Aeropostale, Inc. (I)	2,100	74,256

American Eagle Outfitters, Inc.	900	15,183

AutoNation, Inc. (I) (L)	1,600	28,400

AutoZone, Inc. (I)	830	137,722

Bed Bath & Beyond, Inc. (I)	1,000	41,610

Best Buy Company, Inc.	2,100	76,650

CarMax, Inc. (I)	1,900	38,361

Guess?, Inc.	900	36,711

Home Depot, Inc.	5,700	177,840

Limited Brands, Inc.	1,800	39,798

O’Reilly Automotive, Inc. (I)	800	31,440

PetSmart, Inc.	800	21,776

Ross Stores, Inc.	300	14,673

Sherwin-Williams Company	200	12,676

The Gap, Inc.	3,200	68,800

Tiffany & Company	300	13,317

TJX Companies, Inc.	1,200	49,956

Urban Outfitters, Inc. (I)	700	22,547

Textiles, Apparel & Luxury Goods 0.73%

Coach, Inc. (L)	8,200	298,808

Consumer Staples 15.05%		6,177,258

Beverages 4.67%

Coca-Cola Enterprises, Inc.	4,600	117,530

Hansen Natural Corp. (I)	800	33,280

Pepsi Bottling Group, Inc.	1,800	68,814

PepsiCo, Inc.	10,700	668,429

The Coca-Cola Company	19,500	1,028,040

Food & Staples Retailing 4.76%

CVS Caremark Corp.	3,300	111,375

SUPERVALU, Inc.	1,200	18,324

Wal-Mart Stores, Inc.	23,200	1,254,424

Walgreen Company	14,900	525,076

Whole Foods Market, Inc. (I) (L)	1,300	46,137

Food Products 0.56%

Archer-Daniels-Midland Company	2,800	82,208

Dean Foods Company (I)	800	11,672

General Mills, Inc.	800	57,608

See notes to financial statements

Annual report | U.S. Core Fund	13

	Shares	Value
Food Products (continued)

Green Mountain Coffee Roasters, Inc. (I)	100	$8,439

Hormel Foods Corp.	300	12,333

Kellogg Company	1,100	57,365

Household Products 2.70%

Colgate-Palmolive Company	5,400	447,876

Kimberly-Clark Corp.	1,700	103,258

The Procter & Gamble Company	8,800	556,864

Personal Products 0.10%

Avon Products, Inc.	1,400	42,616

Tobacco 2.26%

Altria Group, Inc.	12,900	259,548

Lorillard, Inc.	200	14,608

Philip Morris International, Inc.	13,300	651,434

Energy 9.41%		3,862,861

Energy Equipment & Services 0.78%

Baker Hughes, Inc.	400	19,168

BJ Services Company	1,000	21,850

Cameron International Corp. (I)	1,000	41,130

FMC Technologies, Inc. (I)	600	33,702

Halliburton Company	2,200	66,330

Nabors Industries, Ltd. (I)	1,300	28,652

National Oilwell Varco, Inc.	600	26,082

Oceaneering International, Inc. (I)	200	12,090

Patterson-UTI Energy, Inc.	500	7,720

Pride International, Inc. (I)	400	11,192

Schlumberger, Ltd.	860	52,546

Oil, Gas & Consumable Fuels 8.63%

Arch Coal, Inc.	500	11,245

Chesapeake Energy Corp.	1,500	39,855

Chevron Corp.	8,600	621,780

Cimarex Energy Company	200	11,952

ConocoPhillips	11,000	528,000

Continental Resources, Inc. (I)	300	11,844

Denbury Resources, Inc. (I)	800	11,264

Exxon Mobil Corp. (L)	28,600	1,859,000

Marathon Oil Corp.	300	8,685

Newfield Exploration Company (I)	900	45,963

Noble Energy, Inc.	100	7,264

Occidental Petroleum Corp.	2,100	167,685

Peabody Energy Corp.	600	27,582

Pioneer Natural Resources Company	600	27,990

Southwestern Energy Company (I)	500	21,275

Sunoco, Inc.	1,300	34,281

Valero Energy Corp.	4,500	78,840

Whiting Petroleum Corp. (I)	200	14,970

Williams Companies, Inc.	600	12,924

See notes to financial statements

14	U.S. Core Fund | Annual report

	Shares	Value
Financials 6.24%		$2,560,227

Capital Markets 2.89%

Ameriprise Financial, Inc.	1,000	40,030

BlackRock, Inc. (L)	440	96,272

Franklin Resources, Inc.	1,640	166,821

Invesco, Ltd.	1,800	35,280

Legg Mason, Inc.	400	10,340

Morgan Stanley	4,000	112,720

State Street Corp.	1,100	49,401

T. Rowe Price Group, Inc.	600	30,414

TD Ameritrade Holding Corp. (I)	600	10,494

The Goldman Sachs Group, Inc.	4,070	636,344

Commercial Banks 0.09%

BB&T Corp. (L)	300	8,559

First Horizon National Corp. (I)	1,030	13,184

Wells Fargo & Company	500	13,670

Consumer Finance 0.60%

American Express Company	5,900	225,321

Discover Financial Services	700	9,555

World Acceptance Corp. (I)	246	10,280

Diversified Financial Services 0.91%

Bank of America Corp.	16,800	279,888

CME Group, Inc.	160	48,270

IntercontinentalExchange, Inc. (I)	300	32,187

MSCI, Inc. (I)	400	11,992

Insurance 1.71%

Aflac, Inc.	1,500	74,175

American Financial Group, Inc.	500	12,935

Assurant, Inc.	300	9,156

Brown & Brown, Inc.	800	13,424

Chubb Corp.	1,500	75,690

CNA Financial Corp. (I)	1,000	24,590

Fidelity National Financial, Inc., Class A	1,600	22,800

First American Corp.	400	12,892

HCC Insurance Holdings, Inc.	1,000	27,900

MetLife, Inc.	1,100	40,029

Old Republic International Corp.	1,100	12,419

Prudential Financial, Inc.	700	36,687

The Allstate Corp.	3,400	106,250

The Travelers Companies, Inc.	3,500	184,065

Torchmark Corp.	400	18,600

W.R. Berkley Corp.	1,200	30,888

Thrifts & Mortgage Finance 0.04%

TFS Financial Corp.	1,300	16,705

See notes to financial statements

Annual report | U.S. Core Fund	15

	Shares	Value
Health Care 22.01%		$9,038,567

Biotechnology 1.25%

Amgen, Inc. (I)	6,000	339,660

Biogen Idec, Inc. (I)	2,000	110,020

Dendreon Corp. (I)	500	15,615

Gilead Sciences, Inc. (I)	1,000	47,610

Health Care Equipment & Supplies 1.85%

Baxter International, Inc.	800	45,544

Hospira, Inc. (I)	200	10,466

Intuitive Surgical, Inc. (I)	300	104,142

Inverness Medical Innovations, Inc. (I)	400	15,608

Medtronic, Inc.	6,400	277,760

ResMed, Inc. (I)	200	11,416

Stryker Corp.	1,100	58,410

Zimmer Holdings, Inc. (I)	4,100	235,053

Health Care Providers & Services 6.25%

Aetna, Inc.	1,300	38,987

AmerisourceBergen Corp.	4,500	126,180

Cardinal Health, Inc.	3,300	112,101

CIGNA Corp.	3,700	126,762

Community Health Systems, Inc. (I)	300	10,281

Coventry Health Care, Inc. (I)	1,600	37,088

DaVita, Inc. (I)	500	30,805

Express Scripts, Inc. (I)	1,500	144,015

Humana, Inc. (I)	1,100	52,063

McKesson Corp.	3,900	230,685

Medco Health Solutions, Inc. (I)	300	18,972

Patterson Companies, Inc. (I)	700	20,776

Quest Diagnostics, Inc.	600	34,050

UnitedHealth Group, Inc.	31,066	1,051,895

WellPoint, Inc. (I)	8,600	532,082

Health Care Technology 0.14%

Cerner Corp. (I)	700	58,065

Life Sciences Tools & Services 0.30%

Life Technologies Corp. (I)	800	40,608

Mettler-Toledo International, Inc. (I)	120	11,929

Thermo Fisher Scientific, Inc. (I)	1,500	73,155

Pharmaceuticals 12.22%

Abbott Laboratories	7,900	428,812

Allergan, Inc.	1,200	70,116

Bristol-Myers Squibb Company (L)	3,100	75,981

Eli Lilly & Company	13,300	456,722

Endo Pharmaceutical Holdings, Inc. (I)	100	2,275

Forest Laboratories, Inc. (I)	7,200	215,136

Johnson & Johnson	21,300	1,341,900

King Pharmaceuticals, Inc. (I)	900	10,125

Merck & Company, Inc.	20,245	746,636

Mylan, Inc. (I) (L)	1,900	40,546

See notes to financial statements

16	U.S. Core Fund | Annual report

	Shares	Value
Pharmaceuticals (continued)

Pfizer, Inc.	91,886	$1,612,599

Watson Pharmaceuticals, Inc. (I)	400	15,916

Industrials 2.98%		1,224,181

Aerospace & Defense 1.18%

DigitalGlobe, Inc. (I)	2,106	50,249

General Dynamics Corp.	2,700	195,885

Goodrich Corp.	500	32,815

L-3 Communications Holdings, Inc.	200	18,284

Lockheed Martin Corp.	670	52,099

Rockwell Collins, Inc.	200	11,256

United Technologies Corp.	1,800	123,570

Air Freight & Logistics 0.04%

FedEx Corp.	200	16,952

Airlines 0.03%

Southwest Airlines Company	1,000	12,580

Building Products 0.07%

Masco Corp.	2,100	28,077

Commercial Services & Supplies 0.14%

Copart, Inc. (I)	800	28,544

Iron Mountain, Inc. (I)	400	10,352

R.R. Donnelley & Sons Company	1,000	19,890

Construction & Engineering 0.10%

KBR, Inc.	600	12,426

URS Corp. (I)	600	27,900

Electrical Equipment 0.03%

Rockwell Automation, Inc.	200	10,818

Industrial Conglomerates 0.45%

3M Company	2,300	184,345

Machinery 0.74%

Caterpillar, Inc. (L)	2,900	165,445

Cummins, Inc.	1,100	62,458

Deere & Company	200	11,460

Flowserve Corp.	110	11,010

Illinois Tool Works, Inc.	300	13,656

Joy Global, Inc.	600	30,480

Oshkosh Corp. (I)	300	11,436

Professional Services 0.06%

Manpower, Inc.	500	25,760

Road & Rail 0.14%

CSX Corp.	900	42,714

Kansas City Southern (I)	400	13,720

Information Technology 26.87%		11,032,504

Communications Equipment 4.51%

Brocade Communications Systems, Inc. (I)	1,600	9,312

Cisco Systems, Inc. (I)	34,900	849,117

Juniper Networks, Inc. (I)	1,000	27,980

See notes to financial statements

Annual report | U.S. Core Fund	17

	Shares	Value
Communications Equipment (continued)

Motorola, Inc. (I)	21,000	$141,960

QUALCOMM, Inc.	22,500	825,525

Computers & Peripherals 5.85%

Apple, Inc. (I)	6,730	1,377,093

Dell, Inc. (I)	9,515	125,883

EMC Corp. (I)	3,400	59,466

Hewlett-Packard Company	1,800	91,422

International Business Machines Corp.	3,470	441,245

NetApp, Inc. (I)	2,000	60,020

SanDisk Corp. (I)	1,600	46,608

Teradata Corp. (I)	900	27,441

Western Digital Corp. (I)	4,500	173,835

Electronic Equipment, Instruments & Components 0.48%

Agilent Technologies, Inc. (I)	1,500	47,190

Corning, Inc.	7,700	135,751

Jabil Circuit, Inc.	900	13,653

Internet Software & Services 4.33%

eBay, Inc. (I)	5,100	117,402

Google, Inc., Class A (I)	3,130	1,648,884

Yahoo!, Inc. (I)	800	12,248

IT Services 1.01%

Cognizant Technology Solutions Corp., Class A (I)	5,400	259,902

Computer Sciences Corp. (I)	800	41,432

Fidelity National Information Services, Inc.	600	13,524

Fiserv, Inc. (I)	200	9,646

Global Payments, Inc.	1,200	51,372

MasterCard, Inc.	170	38,143

Semiconductors & Semiconductor Equipment 1.19%

Advanced Micro Devices, Inc. (I)	1,200	9,492

Analog Devices, Inc.	500	14,620

Broadcom Corp., Class A	3,600	112,752

Cree, Inc. (I) (L)	600	40,698

Intel Corp.	900	18,477

Lam Research Corp. (I)	300	10,173

Micron Technology, Inc. (I)	2,500	22,650

NVIDIA Corp. (I) (L)	4,800	77,760

ON Semiconductor Corp. (I)	1,300	10,348

Texas Instruments, Inc.	7,000	170,660

Software 9.50%

Adobe Systems, Inc. (I)	700	24,255

BMC Software, Inc. (I)	400	14,736

Citrix Systems, Inc. (I)	1,500	64,515

FactSet Research Systems, Inc.	200	13,240

McAfee, Inc. (I)	600	23,814

Microsoft Corp.	68,800	1,971,808

Novell, Inc. (I)	24,500	114,905

Oracle Corp.	63,047	1,554,109

See notes to financial statements

18	U.S. Core Fund | Annual report

	Shares	Value
Software (continued)

Red Hat, Inc. (I)	900	$25,245

Rovi Corp. (I)	400	13,400

Salesforce.com, Inc. (I)	600	40,770

Symantec Corp. (I)	1,400	23,170

VMware, Inc., Class A (I)	300	14,853

Materials 3.04%		1,250,333

Chemicals 0.87%

Air Products & Chemicals, Inc.	500	34,290

Albemarle Corp.	300	11,247

Ashland, Inc.	300	14,124

Celanese Corp., Series A	900	28,071

E.I. Du Pont de Nemours & Company	300	10,116

Eastman Chemical Company	400	23,820

Lubrizol Corp.	600	47,406

Nalco Holding Company	500	11,630

The Dow Chemical Company	6,200	175,522

Metals & Mining 1.80%

Alcoa, Inc.	5,700	75,810

Allegheny Technologies, Inc.	100	4,366

Barrick Gold Corp.	1,900	71,554

Freeport-McMoRan Copper & Gold, Inc.	3,500	263,060

Nucor Corp.	500	20,700

Reliance Steel & Aluminum Company	300	13,302

Southern Copper Corp. (L)	9,100	267,176

United States Steel Corp.	200	10,588

Walter Energy, Inc.	170	13,357

Paper & Forest Products 0.37%

International Paper Company	2,000	46,340

MeadWestvaco Corp.	1,100	25,234

Schweitzer-Mauduit International, Inc.	1,800	82,620

Telecommunication Services 0.97%		398,230

Diversified Telecommunication Services 0.85%

AT&T, Inc.	8,375	207,784

CenturyTel, Inc.	500	17,135

Verizon Communications, Inc.	4,300	124,399

Wireless Telecommunication Services 0.12%

Crown Castle International Corp. (I)	700	26,460

NII Holdings, Inc. (I)	600	22,452

Utilities 0.20%		80,863

Electric Utilities 0.03%

FPL Group, Inc.	300	13,911

Independent Power Producers & Energy Traders 0.12%

The AES Corp. (I)	4,000	46,760

Multi-Utilities 0.04%

PG&E Corp.	400	16,768

See notes to financial statements

Annual report | U.S. Core Fund	19

			Shares	Value
Water Utilities 0.01%

Aqua America, Inc.			200	$3,424

Short-Term Investments 11.75%				$4,824,926

(Cost $4,824,715)
		Maturity
	Yield*	date	Par value	Value
U.S. Government 1.70%				699,984
U.S. Treasury Bills	0.01%	03-18-10	$700,000	699,984

			Par value	Value
Repurchase Agreement 3.09%				1,269,000
Repurchase Agreement with State Street Corp. dated 2-26-10 at
0.01% to be repurchased at $1,269,001 on 3-1-10, collateralized by $1,285,000 Federal Home Loan Mortgage Corp., 2.00% due
6-15-12 (valued at $1,285,231, including interest).			1,269,000	1,269,000

			Shares	Value
Securities Lending Collateral 6.96%				2,855,942
John Hancock Collateral Investment Trust (W)	0.1869% (Y)		285,306	2,855,942

Total investments (Cost $41,508,193)† 106.57%				$43,753,398

Other assets and liabilities, net (6.57%)				($2,698,971)

Total net assets 100.00%				$41,054,427

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of February 28, 2010.

(W)Investment is an affiliate of the Fund, the adviser and/or subadviser and represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of February 28, 2010.

† At February 28, 2010, the aggregate cost of investment securities for federal income tax purposes was $42,227,579. Net unrealized appreciation aggregated $1,525,819, of which $3,048,305 related to appreciated investment securities and $1,522,486 related to depreciated investment securities.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

See notes to financial statements

20	U.S. Core Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-10

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $37,383,462) including
$2,798,700 of securities loaned (Note 2)	$39,628,456
Investments in affiliated issuers, at value (Cost $2,855,731) (Note 2)	2,855,942
Repurchase agreement, at value (Cost $1,269,000) (Note 2)	1,269,000

Total investments, at value (Cost $41,508,193)	43,753,398
Cash	214
Cash held at broker for futures contracts	116,600
Receivable for investments sold	42,688
Receivable for fund shares sold	30,059
Dividends and interest receivable	91,262
Receivable for securities lending income	210
Receivable for futures variation margin	1,320
Receivable due from adviser	14,153

Total assets	44,049,904

Liabilities

Payable for investments purchased	43,867
Payable upon return of securities loaned (Note 2)	2,855,888
Payable to affiliates
Accounting and legal services fees	500
Transfer agent fees	3,670
Distribution and service fees	193
Other liabilities and accrued expenses	91,359

Total liabilities	2,995,477

Net assets

Capital paid-in	$43,080,628
Undistributed net investment income	29,071
Accumulated net realized loss on investments and futures contracts	(4,318,409)
Net unrealized appreciation on investments, futures contracts and
translation of assets and liabilities in foreign currencies	2,263,137

Net assets	$41,054,427

See notes to financial statements

Annual report | U.S. Core Fund	21

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($22,463,463 ÷ 1,317,114 shares)	$17.06
Class B ($384,687 ÷ 22,605 shares)[1]	$17.02
Class C ($1,687,383 ÷ 99,214 shares)[1]	$17.01
Class I ($16,336,507 ÷ 957,626 shares)	$17.06
Class R1 ($91,314 ÷ 5,362 shares)	$17.03
Class R3 ($30,365 ÷ 1,779 shares)	$17.07
Class R4 ($30,358 ÷ 1,779 shares)	$17.06
Class R5 ($30,350 ÷ 1,779 shares)	$17.06

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$17.96

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

22	U.S. Core Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 2-28-10

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$526,399
Securities lending	2,679
Interest	609
Less foreign taxes withheld	(114)

Total investment income	529,573

Expenses

Investment management fees (Note 5)	207,199
Distribution and service fees (Note 5)	66,642
Accounting and legal services fees (Note 5)	2,477
Transfer agent fees (Note 5)	32,761
Trustees’ fees (Note 5)	1,442
State registration fees (Note 5)	80,386
Printing and postage fees	10,456
Professional fees	36,270
Custodian fees	21,048
Registration and filing fees	36,434
Proxy fees	4,778
Other	1,498

Total expenses	501,391
Less expense reductions (Note 5)	(169,540)

Net expenses	331,851

Net investment income	197,722

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(1,430,929)
Investments in affiliated issuers	(157)
Futures contracts (Note 3)	119,018
(1,312,068)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	7,661,446
Investments in affiliated issuers	211
Futures contracts (Note 3)	49,077
Translation of assets and liabilities in foreign currencies	(215)
7,710,519
Net realized and unrealized gain	6,398,451
Increase in net assets from operations	$6,596,173

See notes to financial statements

Annual report | U.S. Core Fund	23

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	2-28-10	2-28-09

Increase (decrease) in net assets

From operations
Net investment income	$197,722	$138,143
Net realized loss	(1,312,068)	(2,727,568)
Change in net unrealized appreciation (depreciation)	7,710,519	(4,333,260)

Increase (decrease) in net assets resulting from operations	6,596,173	(6,922,685)

Distributions to shareholders
From net investment income
Class A	(77,787)	(120,085)
Class I	(124,896)	(2,378)
Class R1	(22)	(588)
Class R3	(34)	—
Class R4	(113)	—
Class R5	(193)	—

Total distributions	(203,045)	(123,051)

From Fund share transactions (Note 6)	22,212,754	(1,864,862)

Total increase (decrease)	28,605,882	(8,910,598)

Net assets

Beginning of year	12,448,545	21,359,143

End of year	$41,054,427	$12,448,545

Undistributed net investment income	$29,071	$34,394

See notes to financial statements

24	U.S. Core Fund | Annual report

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$12.25	$19.42	$22.24	$20.00
Net investment income[2]	0.11	0.15	0.16	0.12
Net realized and unrealized gain (loss) on investments	4.76	(7.19)	(1.88)	2.41
Total from investment operations	4.87	(7.04)	(1.72)	2.53
Less distributions
From net investment income	(0.06)	(0.13)	(0.17)	(0.09)
From net realized gain	—	—	(0.93)	(0.20)
Total distributions	(0.06)	(0.13)	(1.10)	(0.29)
Net asset value, end of year	$17.06	$12.25	$19.42	$22.24
Total return (%)[3,4]	39.78	(36.34)	(8.16)	12.64[5]

Ratios and supplemental data

Net assets, end of year (in millions)	$22	$11	$18	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	1.76[6]	1.75	1.86	1.93[7]
Expenses net of fee waivers	1.35[6]	1.35	1.34	1.34[7]
Expenses net of fee waivers and credits	1.35[6]	1.35	1.34	1.34[7]
Net investment income	0.72	0.86	0.70	0.76[7]
Portfolio turnover (%)	44	61	81	36

1 The inception date for Class A shares is 6-12-06.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

7 Annualized.

See notes to financial statements

Annual report | U.S. Core Fund	25

CLASS B SHARES Period ended	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$12.26	$19.38	$22.20	$20.00
Net investment income[2]	0.01	0.04	—[3]	0.02
Net realized and unrealized gain (loss) on investments	4.75	(7.16)	(1.88)	2.40
Total from investment operations	4.76	(7.12)	(1.88)	2.42
From net investment income	—	—	(0.01)	(0.02)
From net realized gain	—	—	(0.93)	(0.20)
Total distributions	—	—	(0.94)	(0.22)
Net asset value, end of year	$17.02	$12.26	$19.38	$22.20
Total return (%)[4,5]	38.83	(36.74)	(8.84)	12.07[6]

Ratios and supplemental data

Net assets, end of year (in millions)	—[7]	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	7.67[8]	8.79	6.98	13.58[9]
Expenses net of fee waivers	2.08[8]	2.40	2.05	2.04[9]
Expenses net of fee waivers and credits	2.05[8]	2.05	2.05	2.04[9]
Net investment income	0.03	0.24	—[10]	0.12[9]
Portfolio turnover (%)	44	61	81	36

1 The inception date for Class B shares is 6-12-06.

2 Based on the average daily shares outstanding.

3 Less than $0.005 per share.

4 Assumes dividend reinvestment (if applicable).

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

9 Annualized.

10 Less than 0.005%.

CLASS C SHARES Period ended	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$12.26	$19.39	$22.21	$20.00
Net investment income[2]	—[3]	0.01	—[4]	0.03
Net realized and unrealized gain (loss) on investments	4.75	(7.14)	(1.88)	2.40
Total from investment operations	4.75	(7.13)	(1.88)	2.43
From net investment income	—	—	(0.01)	(0.02)
From net realized gain	—	—	(0.93)	(0.20)
Total distributions	—	—	(0.94)	(0.22)
Net asset value, end of year	$17.01	$12.26	$19.39	$22.21
Total return (%)[5,6]	38.74	(36.77)	(8.84)	12.12[7]

Ratios and supplemental data

Net assets, end of year (in millions)	$2	$1	$3	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	3.92[8]	3.43	2.94	3.82[9]
Expenses net of fee waivers	2.06[8]	2.07	2.05	2.04[9]
Expenses net of fee waivers and credits	2.05[8]	2.05	2.05	2.04[9]
Net investment income (loss)	—[10]	0.06	(0.01)	0.16[9]
Portfolio turnover (%)	44	61	81	36

1 The inception date for Class C shares is 6-12-06.

2 Based on the average daily shares outstanding.

3 Less than ($0.005) per share.

4 Less than $0.005 per share.

5 Assumes dividend reinvestment (if applicable).

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

9 Annualized.

10 Less than (0.005%).

See notes to financial statements

26	U.S. Core Fund | Annual report

CLASS I SHARES Period ended	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$12.25	$19.43	$22.26	$20.00
Net investment income[2]	0.16	0.21	0.25	0.18
Net realized and unrealized gain (loss) on investments	4.79	(7.19)	(1.89)	2.41
Total from investment operations	4.95	(6.98)	(1.64)	2.59
Less distributions
From net investment income	(0.14)	(0.20)	(0.26)	(0.13)
From net realized gain	—	—	(0.93)	(0.20)
Total distributions	(0.14)	(0.20)	(1.19)	(0.33)
Net asset value, end of year	$17.06	$12.25	$19.43	$22.26
Total return (%)[3,4]	40.35	(36.06)	(7.82)	12.95[5]

Ratios and supplemental data

Net assets, end of year (in millions)	$16	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.39[7]	10.44	12.79	17.83[8]
Expenses net of fee waivers	0.87[7]	0.95	0.95	0.95[8]
Expenses net of fee waivers and credits	0.87[7]	0.95	0.95	0.95[8]
Net investment income	0.94	1.19	1.10	1.16[8]
Portfolio turnover (%)	44	61	81	36

1 The inception date for Class I shares is 6-12-06.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Less than $500,000.

7 Includes the impact of proxy expenses, which amounted to less than 0.005% of average net assets.

8 Annualized.

CLASS R1 SHARES Period ended	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$12.23	$19.37	$22.20	$20.00
Net investment income[2]	0.07	0.13	0.13	0.06
Net realized and unrealized gain (loss) on investments	4.73	(7.16)	(1.88)	2.42
Total from investment operations	4.80	(7.03)	(1.75)	2.48
Less distributions
From net investment income	—[3]	(0.11)	(0.15)	(0.08)
From net realized gain	—	—	(0.93)	(0.20)
Total distributions	—[3]	(0.11)	(1.08)	(0.28)
Net asset value, end of year	$17.03	$12.23	$19.37	$22.20
Total return (%)[4,5]	39.28	(36.37)	(8.32)	12.38[6]

Ratios and supplemental data

Net assets, end of year (in millions)	—[7]	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	20.80[8]	19.51	15.98	21.12[9]
Expenses net of fee waivers	1.66[8]	1.95	1.45	1.69[9]
Expenses net of fee waivers and credits	1.66[8]	1.45	1.45	1.69[9]
Net investment income	0.43	0.76	0.59	0.41[9]
Portfolio turnover (%)	44	61	81	36

1 The inception date for Class R1 shares is 6-12-06.

2 Based on the average daily shares outstanding.

3 Less than $0.005 per share.

4 Assumes dividend reinvestment (if applicable).

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

9 Annualized.

See notes to financial statements

Annual report | U.S. Core Fund	27

CLASS R3 SHARES Period ended	2-28-10[1]

Per share operating performance

Net asset value, beginning of year	$14.05
Net investment income[2]	0.03
Net realized and unrealized gain on investments	3.01
Total from investment operations	3.04
Less distributions
From net investment income	(0.02)
Net asset value, end of year	$17.07
Total return (%)[3,4]	21.63[5]

Ratios and supplemental data

Net assets, end of year (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	9.87[7]
Expenses net of fee waivers	1.66[7]
Expenses net of fee waivers and credits	1.66[7]
Net investment income	0.21[7]
Portfolio turnover (%)	44

1 The inception date for Class R3 shares is 5-22-09.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

CLASS R4 SHARES Period ended	2-28-10[1]

Per share operating performance

Net asset value, beginning of year	$14.05
Net investment income[2]	0.06
Net realized and unrealized gain on investments	3.01
Total from investment operations	3.07
Less distributions
From net investment income	(0.06)
Net asset value, end of year	$17.06
Total return (%)[3,4]	21.87[5]

Ratios and supplemental data

Net assets, end of year (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	9.61[7]
Expenses net of fee waivers	1.36[7]
Expenses net of fee waivers and credits	1.36[7]
Net investment income	0.50[7]
Portfolio turnover (%)	44

1 The inception date for Class R4 shares is 5-22-09.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

See notes to financial statements

28	U.S. Core Fund | Annual report

CLASS R5 SHARES Period ended	2-28-10[1]

Per share operating performance

Net asset value, beginning of year	$14.05
Net investment income[2]	0.10
Net realized and unrealized gain on investments	3.02
Total from investment operations	3.12
Less distributions
From net investment income	(0.11)
Net asset value, end of year	$17.06
Total return (%)[3,4]	22.18[5]

Ratios and supplemental data

Net assets, end of year (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	9.36[7]
Expenses net of fee waivers	1.06[7]
Expenses net of fee waivers and credits	1.06[7]
Net investment income	0.81[7]
Portfolio turnover (%)	44

1 The inception date for Class R5 shares is 5-22-09.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

See notes to financial statements

Annual report | U.S. Core Fund	29

Notes to financial statements

Note 1 — Organization

John Hancock U.S Core Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek total return.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R3, Class R4 and Class R5 shares are available to certain retirement plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

30	U.S. Core Fund | Annual report

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2010, by major security category or type:

			LEVEL 2	LEVEL 3
	TOTAL MARKET		SIGNIFICANT	SIGNIFICANT
	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
INVESTMENTS IN SECURITIES	2–28–10	QUOTED PRICE	INPUTS	INPUTS

Common Stocks

Consumer Discretionary	$3,303,448	$3,303,448	—	—

Consumer Staples	6,177,258	6,177,258	—	—

Energy	3,862,861	3,862,861	—	—

Financials	2,560,227	2,560,227	—	—

Health Care	9,038,567	9,038,567	—	—

Industrials	1,224,181	1,224,181	—	—

Information Technology	11,032,504	11,032,504	—	—

Materials	1,250,333	1,250,333	—	—
Telecommunication	398,230	398,230	—	—
Services

Utilities	80,863	80,863	—	—

Short-Term Investments	4,824,926	2,855,942	$1,968,984	—

Total Investments in
Securities	$43,753,398	$41,784,414	$1,968,984	—
Other Financial
Instruments	18,147	18,147	—	—

Totals	$43,771,545	$41,802,561	$1,968,984	—

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT is a non stable value fund investing in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Annual report | U.S. Core Fund	31

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date.

Securities lending. A Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, which is not a stable value fund. As a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $150 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the year ended February 28, 2010, there were no significant borrowings under the line of credit by the Fund. Effective March 31, 2010, the amount of the line of credit changed to $100 million.

Expenses. The majority of expenses are directly attributable to an individual Fund. Expenses that are not readily attributable to a specific fund are allocated among all Funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the Funds’ relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $3,548,509 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of February 28, 2010. Net capital losses of $32,582 that are a result of securities transactions occurring after October 31, 2009 are treated as occurring on March 1, 2010, the first day of the Fund’s next taxable year.

32	U.S. Core Fund | Annual report

At February 28, 2010, capital loss carryforward available to offset future realized gains was as follows:

CAPITAL LOSS CARRYFORWARD
EXPIRING AT FEBRUARY 28

2017	2018

$1,129,413	$2,419,096

As of February 28, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended February 28, 2010 and February 28, 2009 was as follows:

	FEBRUARY 28, 2010	FEBRUARY 28, 2009

Ordinary Income	$203,045	$123,051

Distributions paid by the Fund with respect to each series of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class. As of February 28, 2010, the components of distributable earnings on a tax basis included $29,337 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period. For the year ended February 28, 2010, the Fund had no material permanent book-tax differences.

Note 3 — Derivative instruments

The Fund may invest in derivatives, including futures contract in order to meet its investment objectives. The Fund may use derivatives to gain exposure to securities or indexes and enhance potential gains.

The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose a Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or the Fund will succeed in enforcing them.

For more information on regarding the Fund’s use of derivatives, please refer to the Fund’s Prospectuses and Statement of Additional Information.

Futures. A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the fund’s initial investment.

Annual report | U.S. Core Fund	33

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.

During the year ended February 28, 2010, the Fund used futures contracts to maintain diversity and liquidity of the portfolio. The following table summarizes the contracts held at February 28, 2010. The range of futures contracts notional amounts held by the Fund during the year ended February 28, 2010 was $0.2 million to $4.7 million.

OPEN	NUMBER OF				UNREALIZED
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	APPRECIATION

S&P 500 E-Mini Index
Futures	24	Long	March 2010	$1,324,080	$18,147

Fair value of derivative instruments by risk category. The table below summarizes the fair value of derivatives held by the Fund at February 28, 2010 by risk category:

	STATEMENT OF ASSETS	FINANCIAL		LIABILITY
	AND LIABILITIES	INSTRUMENTS	ASSET DERIVATIVES	DERIVATIVES
RISK	LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Equity Contracts	Receivable for	Futures	$18,147†	—
futures variation
margin; Net un-
realized apprecia-
tion (depreciation)
on investments

Total			$18,147	—

†Reflects cumulative appreciation/depreciation of futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Effect of derivative instruments on the Statements of Operations. The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended February 28, 2010:

RISK	STATEMENT OF OPERATIONS LOCATION	FUTURES

		Futures contracts
Equity contracts	Net realized gain	$119,018
Total		$119,018

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended February 28, 2010:

RISK	STATEMENT OF OPERATIONS LOCATION	FUTURES

		Futures contracts
Equity contracts	Change in unrealized	$49,077
	appreciation (depreciation)
Total		$49,077

34	U.S. Core Fund | Annual report

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.78% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.76% of the next $500,000,000 of the Fund’s average daily net assets; (c) 0.75% of the next $1,000,000,000 of the Fund’s average daily net assets; (d) 0.74% of the next $1,000,000,000 of the Fund’s average daily net assets; and (e) 0.72% of the Fund’s average daily net assets in excess of $3,000,000,000. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

Prior to October 1, 2009, the Fund had an investment management contract with the Adviser under which the Fund paid a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.78% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.76% of the next $500,000,000 of the Fund’s average daily net assets; (c) 0.75% of the next $1,500,000,000 of the Fund’s average daily net assets; and (d) 0.74% of the Fund’s average daily net assets in excess of $2,500,000,000.

The investment management fees incurred for the year ended February 28, 2010 were equivalent to an annual effective rate of 0.78% of the Fund’s average daily net assets.

Effective July 1, 2009, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund are excluded. The reimbursements and limits are such that these expenses will not exceed 1.35% for Class A shares, 2.05% for Class B, 2.05% for Class C, 0.87% for Class I, 1.75% for Class R1, 1.65% for Class R3, 1.35% for Class R4 and 1.05% for Class R5. The expense reimbursements and limits will continue in effect until June 30, 2010 and thereafter until terminated by the Adviser on notice to the Trust.

Prior to June 30, 2009, the Adviser contractually agreed to reimburse or limit certain Fund level expenses to 0.10% of the Fund’s average annual net assets which are allocated pro rata to all share classes. This agreement excluded taxes, portfolio brokerage commissions, interest, advisory fees, distribution and service fees, transfer agent fees, state registration fees, printing and postage fees, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund were excluded.

Annual report | U.S. Core Fund	35

In addition, the Adviser agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits were such that these expenses will not exceed 1.35% for Class A shares, 2.05% for Class B, 2.05% for Class C, 0.95% for Class I and 1.45% for Class R1, 1.70% for Class R3, 1.40% for Class R4 and 1.10% for Class R5.

Accordingly, the expense reductions or reimbursements related to these agreements were $68,483, $17,538, $20,989, $40,517, $15,899, $1,826, $1,837 and $1,849 for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5, respectively, for the year ended February 28, 2010.

Accounting and legal services. Pursuant to Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports amongst other services. These expenses are allocated to each share class based on relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for year ended February 28, 2010, amounted to an approximate annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R3 and Class R4 pursuant to Rule 12b-1 of the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R3, Class R4 and Class R5 shares, the Fund pays the Distributor for certain other services. The following table shows the contractual rates of distribution and services fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fees	Service Fee

A	0.30%	0.00%
B	1.00%	0.00%
C	1.00%	0.00%
R1	0.50%	0.25%
R3	0.50%	0.15%
R4	0.25%	0.10%
R5	0.00%	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $22,704 for the year ended February 28, 2010. Of this amount, $3,663 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $18,994 was paid as sales commissions to broker-dealers and $47 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate

36	U.S. Core Fund | Annual report

the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended February 28, 2010, CDSCs amounts received by the Distributor amounted to $952 and $1,140 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services” or “Transfer Agent”), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Classes A, B, C, R1, R3, R4 and R5 shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Certain investor accounts that maintain small balances are charged an annual small accounts fee by Signature Services. Amounts related to these fees are credited by Signature Services to the Fund. For the year ended February 28, 2010, these fees totaled $602.

Class level expenses for year ended February 28, 2010 were:

	Distribution	Transfer agent	State	Printing and
Share class	and service fees	fees	registration fees	postage fees

Class A	$51,672	$16,550	$15,795	$8,057
Class B	3,139	2,074	14,724	316
Class C	11,249	3,445	15,324	584
Class I	—	8,248	15,501	1,310
Class R1	415	773	15,421	—
Class R3	111	557	1,207	63
Class R4	56	557	1,207	63
Class R5	—	557	1,207	63
Total	$66,642	$32,761	$80,386	$10,456

Affiliated share ownership. Affiliates of the Fund owned 787,720, 5,477, 5,362, 1,779, 1,779 and 1,779 shares of beneficial interest of Class A, Class I, Class R1, Class R3, Class R4 and Class R5, respectively, on February 28, 2010.

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. Deferred amounts are invested in various John Hancock Funds and remain in the Fund until distributed in accordance with the Plan.

Annual report | U.S. Core Fund	37

The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the years ended February 28, 2010 and 2009 were as follows:

	Year ended 2-28-10		Year ended 2-28-09

	Shares	Amount	Shares	Amount
Class A shares

Sold	455,553	$7,151,566	112,381	$1,677,753
Distributions reinvested	4,368	75,873	8,244	117,731
Repurchased	(72,964)	(1,132,654)	(96,043)	(1,536,669)

Net increase	386,957	$6,094,785	24,582	$258,815

Class B shares

Sold	11,993	$182,687	11,266	$167,051
Repurchased	(5,610)	(86,556)	(12,436)	(207,312)

Net increase (decrease)	6,383	$96,131	(1,170)	($40,261)

Class C shares

Sold	68,921	$1,077,457	70,337	$1,004,236
Repurchased	(21,998)	(334,545)	(181,027)	(3,122,084)

Net increase (decrease)	46,923	$742,912	(110,690)	($2,117,848)

Class I shares

Sold	1,020,503	$16,466,223	12,198	$178,534
Distributions reinvested	6,074	105,386	167	2,378
Repurchased	(80,937)	(1,367,705)	(9,502)	(147,068)

Net increase	945,640	$15,203,904	2,863	$33,844

Class R1 shares

Distributions reinvested	1	$22	42	$588

Net increase	1	$22	42	$588

Class R3 shares[1]

Sold	1,779	$25,000	—	—

Net increase	1,779	$25,000	—	—

Class R4 shares[1]

Sold	1,779	$25,000	—	—

Net increase	1,779	$25,000	—	—

Class R5 shares[1]

Sold	1,779	$25,000	—	—
Net increase	1,779	$25,000	—	—

Net increase (decrease)	1,391,241	$22,212,754	(84,373)	($1,864,862)

[1] The inception date for Class R3, Class R4 and Class R5 shares is 5-22-09.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $31,662,912 and $11,065,442, respectively for the year ended February 28, 2010.

38	U.S. Core Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of
John Hancock U.S. Core Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock U.S. Core Fund (the “Fund”) at February 28, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2010 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 15, 2010

Annual report | U.S. Core Fund	39

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 28, 2010.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended February 28, 2010, 100% of the dividends qualifes for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2010.

Shareholders will be mailed a 2010 Form 1099-DIV in January 2011. This will reflect the total of all distributions that are taxable for calendar year 2010.

40	U.S. Core Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2006	47

Chairperson (since 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency)
(until 2007); Vice President, Institute of International Education (until 2007); Senior Fellow, Cornell
University Institute of Public Affairs, Cornell University (1997–1998); Former President Wells College,
St. Lawrence University and the Association of Colleges and Universities of the State of New York.
Director of the following: Niagara Mohawk Power Corporation (until 2003); Security Mutual Life
(insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program (until 2007);
UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002); Council for
International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	2006	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin
Insurance Agency, Inc. (since 1995); Chairman and Chief Executive Officer, Carlin Consolidated, Inc.
(management/investments) (since 1987).

William H. Cunningham, Born: 1944	2006	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation
(since 2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (since 2007).

Annual report | U.S. Core Fund	41

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	2006	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia
Archdiocesan Educational Fund (since 2009); Senior Vice President and Chief Financial Officer, UGI
Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas,
Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director,
EnergyNorth, Inc. (until 1995); Director, Parks and History Association (Cooperating Association,
National Park Service) (until 2005).

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998-2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2006	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	2006	47

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2008	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman,
Industrial Markets, KPMG (1998–2002).

Non-Independent Trustees[3]
Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2006	244

Senior Executive Vice President, U.S. Division, Manulife Financial Corporation (since 2009), Executive
Vice President (1999–2009); Chairman and Director, John Hancock Advisers, LLC and John Hancock
Funds, LLC (since 2005); Chairman and Director, John Hancock Investment Management Services, LLC
(since 2006); Trustee of John Hancock Trust (since 2005), John Hancock Funds II (since 2005) and the
John Hancock retail funds (since 2006).

42	U.S. Core Fund | Annual report

Non-Independent Trustees[3] (continued)
Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, Strategic Initiatives (since 2006), Vice President (until 2006), Manulife Financial
Corporation; Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers,
LLC, The Berkeley Financial Group, LLC, John Hancock Investment Management Services, LLC
and John Hancock Funds, LLC (since 2007); Chief Operating Officer, John Hancock Funds II and
John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (2007–2009);
Director, John Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock
Advisers, LLC, The Berkeley Financial Group, LLC, MFC Global Investment Management (U.S.), LLC,
John Hancock Investment Management Services, LLC, John Hancock Funds, LLC, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (2005-2007).

Principal officers who are not Trustees
Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
Directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2006

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC, The Berkeley Financial Group, LLC, John Hancock Funds,
LLC (since 2005); Director, MFC Global Investment Management (U.S.), LLC (since 2005); Chairman and
Director, Signature Services (since 2005); Director, President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer,
John Hancock retail funds (since 2005); President and Chief Executive Officer (until 2009), John Hancock
Funds II and John Hancock Trust; Director, Chairman and President, NM Capital Management, Inc.
(since 2005); Member and former Chairman, Investment Company Institute Sales Force Marketing
Committee (since 2003); President and Chief Executive Officer, MFC Global (U.S.) (2005–2006).

Andrew G. Arnott, Born: 1971		2009

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2009); Senior Vice President (since 2007),
Vice President (2005–2007), John Hancock Advisers, LLC; Senior Vice President (since 2008), Vice
President (2006–2008), John Hancock Investment Management Services, LLC; Senior Vice President
(since 2006), Vice President (2005–2006), 2nd Vice President (2004–2005), John Hancock Funds,
LLC; Chief Operating Officer (since 2009), Vice President (2007–2009), John Hancock retail funds;
Vice President (since 2006), John Hancock Funds II and John Hancock Trust; Senior Vice President
(2005–2009), Product Management and Development for John Hancock Funds, LLC; Vice President and
Director (1998–2005), Marketing and Product Management for John Hancock Funds, LLC.

Annual report | U.S. Core Fund	43

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
Directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock Funds II and John Hancock
Trust (since 2006); Secretary and Chief Legal Counsel (since 2008) and Secretary (2007–2008),
John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC; Secretary,
John Hancock Funds, LLC and The Berkeley Financial Group, LLC (since 2007); Vice President and
Associate General Counsel for Massachusetts Mutual Life Insurance Company (1999–2006); Secretary
and Chief Legal Counsel for MML Series Investment Fund (2000–2006); Secretary and Chief Legal
Counsel for MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Trust,
John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2005);
Vice President, John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and
MFC Global Investment Management (U.S.), LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management
Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds, John Hancock Funds II and
John Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005).

Michael J. Leary, Born: 1965	2007

Treasurer
Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2009);
Assistant Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust
(2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291 or by visiting our Web site www.jhfunds.com.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

44	U.S. Core Fund | Annual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management
James R. Boyle†	Services, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	Grantham, Mayo, Van Otterloo & Co. LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer	The report is certified under the Sarbanes-Oxley
Act, which requires mutual funds and other public
Charles A. Rizzo	companies to affirm that, to the best of their
Chief Financial Officer	knowledge, the information in their financial reports
is fairly and accurately stated in all material respects.
Michael J. Leary
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | U.S. Core Fund	45

1-800-225-5291
1-800-554-6713
TDD 1-800-338-8080
EASI-Line www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock U.S. Core Fund.	6500A 2/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/10

John Hancock
MUTUAL FUNDS

John Hancock
International Core Fund

Annual Report
2.28.10

Management’s discussion of
Fund performance

By Grantham, mayo, van Otterloo & Co. LLC

Global stock markets posted exceptionally strong gains during the 12 months ended February 28, 2010. Stimulative fiscal and monetary policies helped push the markets sharply higher in the first half of the period, with essentially flat performance thereafter, as investors took some profits and credit concerns about Greece arose near the end of 2009. During the period, the Fund’s benchmark, the MSCI EAFE Index, returned 54.58%, while the S&P 500 Index, a measure of U.S. large-cap stocks, delivered a 53.62% result.

During the past year, John Hancock International Core Fund’s Class A shares returned 42.33% at net asset value, trailing the MSCI index. The Fund also lagged the 54.53% mark of the Morningstar, Inc. foreign large value fund average. Our valuation parameters had some success during the first six months of the period, while momentum struggled early on but improved as the period progressed. Underweighting financials and overweighting health care both hurt our results, especially early in the period. Among individual holdings, overweighted positions in two drug makers, U.K.-based GlaxoSmithKline PLC and Swiss holding Novartis AG, were two of the biggest detractors from Fund performance. Other detractors included Seven & I Holdings Co., Ltd., which operates convenience stores in Japan and elsewhere, and Spanish bank Banco Santander S.A., where we missed the stock’s explosive gains early in the period. Underweighting Anglo/Australian natural resources miner BHP Billiton PLC worked against us as well. Contributors included two Japanese automobile manufacturers: Nissan Motor Company, Ltd. and Toyota Motor Corp. Nissan strongly outperformed, while underweighting weak-performing Toyota proved to be the right call. Elsewhere, our results benefited from Japanese consumer finance company ORIX Corp., as well as two out-of-benchmark contributors: Swedish mining stock Boliden AB and Bank of Montreal, a Canadian bank.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	International Core Fund | Annual report

A look at performance

For the period ended February 28, 2010

	Average annual returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since				Since
	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception
Class A1	35.22	—	—	–1.50[2]	35.22	—	—	–6.49[2]
Class B	36.35	—	—	–3.89[3]	36.35	—	—	–13.72[3]
Class C	40.35	—	—	–3.25[3]	40.35	—	—	–11.58[3]
Class I4	43.10	—	—	–2.11[3]	43.10	—	—	–7.63[3]
Class R1[4]	42.00	—	—	–2.72[3]	42.00	—	—	–9.76[3]
Class R3[4]	—	—	—	—	—	—	—	12.40[5]
Class R4[4]	—	—	—	—	—	—	—	12.69[5]
Class R5[4]	—	—	—	—	—	—	—	12.95[5]
Class 1[4]	43.11	—	—	–5.79[6]	43.11	—	—	–17.94[6]
Class NAv[4]	43.14	—	—	–4.52[7]	43.14	—	—	–14.95[7]

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R1, Class R3, Class R4, Class R5, Class 1 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until June 30, 2010. The net expenses are as follows: Class A — 1.60%, Class B — 2.30%, Class C — 2.30%, Class I — 1.12%, Class R1 — 2.00%, Class R3 — 1.90%, Class R4 — 1.60% and Class R5 — 1.30%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.75%, Class B — 2.75%, Class C — 2.59%, Class I — 2.37%, Class R1 — 15.16%, Class R3 — 15.31%, Class R4 — 15.01% and Class R5 — 14.71%. The net and gross expenses for Class 1 and Class NAV are the same and are 1.04% and 1.10%, respectively.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 On June 9, 2006, through a reorganization, the Fund acquired all of the assets of the GMO International Disciplined Equity Fund (the predecessor fund). The predecessor fund offered its Class III shares, inception date September 16, 2005, in exchange for Class A shares, which were first offered on June 12, 2006. The predecessor fund’s Class III shares returns have been recalculated to reflect the gross fees and expenses of Class A shares.

2 From September 16, 2005.

3 From June 12, 2006.

4 For certain types of investors, as described in the Fund’s Class I, Class R1, Class R3, Class R4, Class R5, Class 1 and Class NAV share prospectuses.

5 From May 22, 2009.

6 From November 6, 2006.

7 From August 29, 2006.

Annual report | International Core Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock International Core Fund Class A1 shares for the period indicated. For comparison, we’ve shown the same investment in the MSCI EAFE Index.

	Period	Without sales	With maximum
	beginning	charge	sales charge	Index

Class B	6-12-06	$8,842	$8,628	$9,429

Class C3	6-12-06	8,842	8,842	9,429

Class I4	6-12-06	9,237	9,237	9,429

Class R1[4]	6-12-06	9,024	9,024	9,429

Class R3[4]	5-22-09	11,240	11,240	11,859

Class R4[4]	5-22-09	11,269	11,269	11,859

Class R5[4]	5-22-09	11,295	11,295	11,859

Class 1[4]	11-6-06	8,206	8,206	8,382

Class NAV[4]	8-29-06	8,505	8,505	8,771

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class 1 and Class NAV shares, respectively, as of February 28, 2010. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The index consists of 21 developed market country indexes. Returns are calculated and presented net of withholding tax. It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 On June 9, 2006, through a reorganization, the Fund acquired all of the assets of the GMO International Disciplined Equity Fund (the predecessor fund). The predecessor fund offered its Class III shares, inception date September 16, 2005, in exchange for Class A shares, which were first offered on June 12, 2006. The predecessor fund’s Class III shares returns have been recalculated to reflect the gross fees and expenses of Class A shares.

2 NAV represents net asset value and POP represents public offering price.

3 The contingent deferred sales charge, if any, is not applicable.

4 For certain types of investors, as described in the Fund’s Class I, Class R1, Class R3, Class R4, Class R5, Class 1 and Class NAV share prospectuses.

8	International Core Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2009 with the same investment held until February 28, 2010.

	Account value	Ending value on	Expenses paid during
	on 9-1-09	2-28-10	period ended 2-28-10[1]

Class A	$1,000.00	$981.70	$8.11

Class B	1,000.00	978.20	11.53

Class C	1,000.00	978.20	11.58

Class I	1,000.00	984.40	5.12

Class R1	1,000.00	979.70	9.82

Class R3	1,000.00	979.90	9.33

Class R4	1,000.00	981.80	7.86

Class R5	1,000.00	982.80	6.34

Class 1	1,000.00	984.60	5.07

Class NAV	1,000.00	984.30	4.87

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | International Core Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2009, with the same investment held until February 28, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value on	Expenses paid during
	on 9-1-09	2-28-10	period ended 2-28-10[2]

Class A	$1,000.00	$1,016.60	8.25

Class B	1,000.00	1,013.10	11.73

Class C	1,000.00	1,013.10	11.78

Class I	1,000.00	1,019.60	5.21

Class R1	1,000.00	1,014.90	9.99

Class R3	1,000.00	1,015.40	9.49

Class R4	1,000.00	1,016.90	8.00

Class R5	1,000.00	1,018.40	6.46

Class 1	1,000.00	1,019.70	5.16

Class NAV	1,000.00	1,019.90	4.96

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.65%, 2.35%, 2.36%, 1.04%, 2.00%, 1.90%, 1.60%, 1.29%, 1.03% and 0.99% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class 1 and Class NAV, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10	International Core Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

GlaxoSmithKline PLC	2.7%	ENI SpA	1.5%

Novartis AG	2.4%	Barclays PLC	1.3%

Sanofi-Aventis SA	2.0%	Royal Dutch Shell PLC, A Shares	1.3%

Banco Santander SA	2.0%	Roche Holdings AG	1.3%

AstraZeneca PLC	1.8%	Nestle SA	1.2%

Sector Composition[2,3]

Financials	22%	Consumer Staples	8%

Health Care	13%	Information Technology	5%

Consumer Discretionary	12%	Telecommunication Services	4%

Industrials	9%	Utilities	3%

Materials	8%	Short-Term Investments & Other	8%

Energy	8%

1 As a percentage of net assets on February 28, 2010. Excludes cash and cash equivalents.

2 As a percentage of net assets on February 28, 2010.

3 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | International Core Fund	11

Fund’s investments

As of 2-28-10

	Shares	Value
Common Stocks 91.36%	$1,064,161,199

(Cost $1,150,652,925)

Australia 4.07%		47,372,125

Australia & New Zealand Banking Group, Ltd.	256,657	5,309,729

BlueScope Steel, Ltd.	835,786	1,807,215

Commonwealth Bank of Australia	195,806	9,441,538

Foster’s Group, Ltd.	271,426	1,310,237

General Property Trust, Ltd.	2,977,000	1,530,315

Goodman Fielder, Ltd.	527,202	710,319

Goodman Group	1,720,637	922,341

JB Hi-Fi, Ltd.	43,210	752,910

Macquarie Group, Ltd.	34,897	1,410,944

Macquarie Infrastructure Group	872,406	877,796

Macquarie Office Trust	4,316,344	1,080,388

Mirvac Group, Ltd.	1,203,206	1,645,348

National Australia Bank, Ltd.	170,563	3,879,666

Qantas Airways, Ltd.	476,664	1,125,293

Stockland	720,977	2,617,842

Suncorp-Metway, Ltd. (L)	309,353	2,362,464

TABCORP Holdings, Ltd.	220,114	1,334,081

Telstra Corp., Ltd.	982,876	2,614,124

Woodside Petroleum, Ltd. (L)	110,220	4,275,696

Woolworths, Ltd.	98,355	2,363,879

Austria 0.26%		2,981,979

Erste Group Bank AG	40,730	1,537,350

OMV AG	39,008	1,444,629

Belgium 1.64%		19,047,768

Anheuser-Busch InBev NV	137,592	6,878,085

Belgacom SA	62,653	2,346,035

Colruyt SA	7,256	1,813,582

Delhaize Group SA	24,364	1,886,969

Dexia SA (I)(L)	250,336	1,357,237

Fortis (I)	641,358	2,201,507

Mobistar SA	19,636	1,161,329

Nyrstar (I)	108,473	1,403,024

Bermuda 0.23%		2,731,912

Golden Ocean Group, Ltd. (I)(L)	397,400	718,939

Lancashire Holdings, Ltd.	86,383	632,351

Seadrill, Ltd.	60,000	1,380,622

See notes to financial statements

12	International Core Fund | Annual report

	Shares	Value
Canada 2.59%		$30,193,935

Bank of Montreal	94,800	5,045,429

Canadian National Railway Company	22,600	1,187,778

Canadian Pacific Railway, Ltd.	27,100	1,308,125

EnCana Corp.	17,200	563,798

IGM Financial, Inc.	45,500	1,859,437

Magna International, Inc.	41,100	2,343,661

Methanex Corp.	42,100	996,684

Metro, Inc.	38,700	1,499,524

National Bank of Canada	47,465	2,717,892

Penn West Energy Trust	35,600	729,797

RONA, Inc. (I)	36,000	543,661

Royal Bank of Canada	57,100	3,082,922

Sun Life Financial, Inc.	65,400	1,864,665

Teck Resources, Ltd. (I)	79,300	2,916,660

The Toronto-Dominion Bank	55,300	3,533,902

Denmark 0.51%		5,924,038

Danske Bank AS (I)	26,372	601,198

Novo Nordisk AS	75,357	5,322,840

Finland 0.72%		8,392,486

Metso Oyj	43,919	1,362,607

Neste Oil Oyj	78,878	1,125,524

Nokia AB Oyj	155,367	2,092,749

Outokumpu Oyj	62,333	1,097,267

Rautaruukki Oyj (L)	26,905	507,618

Sampo Oyj, A Shares	37,504	909,303

YIT Oyj	60,196	1,297,418

France 8.11%		94,459,314

BNP Paribas	191,904	13,914,626

Carrefour SA	22,473	1,037,202

Casino Guichard Perrachon SA	13,379	1,076,806

Cie de Saint-Gobain SA	41,512	1,952,525

Dassault Systemes SA	26,723	1,539,789

Essilor International SA	39,081	2,357,018

Eutelsat Communications	15,162	503,522

France Telecom SA	102,909	2,414,325

GDF Suez	28,265	1,038,302

Gemalto NV (I)	7,428	304,621

Hermes International SA	15,385	2,074,321

Iliad SA	2,544	269,455

L’Oreal SA	26,496	2,741,239

Lafarge SA	12,608	818,182

Lagardere SCA	31,714	1,158,389

Natixis (I)	107,149	531,051

Nexans SA	10,516	742,788

Peugeot SA (I)	70,476	1,861,137

PPR SA	16,090	1,846,578

Publicis Groupe SA	11,489	453,311

See notes to financial statements

Annual report | International Core Fund	13

	Shares	Value
France (continued)

Renault SA (I)	81,850	$3,368,367

Rhodia SA (I)	129,848	2,470,794

Sanofi-Aventis SA	320,176	23,424,987

Schneider Electric SA	9,129	975,621

Societe Generale	132,542	7,311,938

SOITEC (I)(L)	127,794	1,678,868

Technicolor (I)(L)	439,246	581,249

Technip SA	32,766	2,333,140

Total SA	171,964	9,599,790

Valeo SA (I)	26,713	815,636

Vivendi SA	74,678	1,881,863

Wendel	24,612	1,381,874

Germany 3.78%		44,074,409

Adidas-Salomon AG	14,981	741,938

Aixtron AG	32,572	957,240

BASF SE	97,968	5,499,557

Bayerische Motoren Werke (BMW) AG	31,671	1,283,885

Beiersdorf AG	10,723	657,183

Bilfinger Berger AG	4,371	275,763

Deutsche Bank AG	51,788	3,286,758

Deutsche Post AG	63,614	1,034,119

Deutsche Telekom AG	113,154	1,455,685

E.ON AG	62,493	2,225,223

Hannover Rueckversicherung AG (I)	48,638	2,178,300

Heidelberger Druckmaschinen AG (I)	39,469	274,115

Hochtief AG	11,411	802,745

Infineon Technologies AG (I)	567,399	3,084,953

Kloeckner & Company SE (I)	49,612	1,154,265

Lanxess AG	26,113	959,589

Metro AG	17,735	909,286

MTU Aero Engines Holding AG	24,383	1,236,207

Muenchener Rueckversicherungs—Gesellschaft AG (MunichRe)	5,908	914,141

Norddeutsche Affinerie AG (L)	41,805	1,931,927

Puma AG	5,201	1,469,764

RWE AG	13,273	1,125,176

Salzgitter AG	29,632	2,613,276

SAP AG	104,476	4,659,130

Software AG	13,158	1,521,519

Suedzucker AG	59,314	1,376,962

Vossloh AG	4,540	445,703

Greece 0.57%		6,660,930

Alpha Bank AE (I)	135,207	1,280,289

National Bank of Greece SA (I)	137,597	2,620,708

OPAP SA	109,091	2,248,616

Public Power Corp. SA (I)	33,718	511,317

See notes to financial statements

14	International Core Fund | Annual report

	Shares	Value
Hong Kong 1.32%		$15,412,616

CLP Holdings, Ltd.	746,699	5,161,777

Esprit Holdings, Ltd.	223,795	1,601,124

Hong Kong & China Gas Company, Ltd.	922,300	2,079,844

Hong Kong Electric Holdings, Ltd.	573,854	3,219,822

Hong Kong Exchanges & Clearing, Ltd.	63,900	1,070,646

Noble Group, Ltd.	349,000	786,616

Pacific Basin Shipping, Ltd.	567,000	452,485

Yue Yuen Industrial Holdings, Ltd.	350,218	1,040,302

Ireland 0.74%		8,620,193

C&C Group PLC	325,736	1,202,106

CRH PLC	144,571	3,312,972

DCC PLC	35,151	921,608

Experian Group PLC	188,554	1,745,064

Kerry Group PLC	45,449	1,438,443

Italy 4.94%		57,525,030

Ansaldo STS SpA	50,477	972,906

Azimut Holding SpA	85,984	990,960

Banca Monte dei Paschi di Siena SpA	551,556	818,326

Bulgari SpA (L)	142,657	1,103,658

Enel SpA	1,463,486	7,938,181

ENI SpA	750,044	16,923,243

Fiat SpA (I)	75,699	796,872

Italcementi SpA (L)	36,018	221,661

Luxottica Group SpA	45,256	1,183,562

Mediaset SpA	328,984	2,490,405

Parmalat SpA	729,590	1,840,386

Saipem SpA	57,597	1,904,799

Snam Rete Gas SpA	458,702	2,170,367

Telecom Italia SpA	1,921,328	2,737,737

Telecom Italia SpA	1,953,933	2,075,918

Tenaris SA	50,404	1,044,528

Terna Rete Elettrica Nazionale SpA (L)	442,670	1,818,757

UniCredit Italiano SpA (I)	4,138,354	10,492,764

Japan 23.69%		275,954,919

Advantest Corp.	72,600	1,726,746

AEON Credit Service Company, Ltd.	37,000	378,837

Aiful Corp. (L)	394,600	594,474

Aisin Seiki Company, Ltd.	63,300	1,659,648

Alps Electric Company, Ltd. (I)	217,146	1,276,598

Asahi Glass Company, Ltd.	255,000	2,543,608

Asahi Kasei Corp.	341,000	1,775,467

Astellas Pharmaceuticals, Inc.	126,700	4,767,339

Bank of Yokohama, Ltd.	172,000	862,534

Canon, Inc.	39,100	1,623,521

Circle K Sunkus Company, Ltd.	30,800	386,397

Cosmo Oil Company, Ltd.	410,000	972,832

See notes to financial statements

Annual report | International Core Fund	15

	Shares	Value
Japan (continued)

CyberAgent, Inc.	1,121	$2,039,404

Daiei, Inc. (I)(L)	93,050	308,206

Daikyo, Inc. (I)	573,000	1,058,935

Dainippon Screen Manufacturing Company, Ltd. (I)	278,000	1,271,587

Daito Trust Construction Company, Ltd.	57,300	2,801,573

Denki Kagaku Kogyo Kabushiki Kaisha	150,000	605,418

Denso Corp.	76,000	2,057,855

Don Quijote Company, Ltd.	53,600	1,358,038

Dowa Holdings Company, Ltd.	288,000	1,624,802

Ebara Corp. (I)	440,000	2,096,880

Eisai Company, Ltd. (L)	46,980	1,830,970

Electric Power Development Company, Ltd.	41,600	1,393,531

Elpida Memory, Inc. (I)	113,400	2,033,433

Fast Retailing Company, Ltd.	27,400	4,622,865

Fuji Heavy Industries, Ltd. (I)	401,116	1,832,039

Fuji Oil Company, Ltd.	45,800	715,068

Fujikura, Ltd.	260,000	1,375,516

Fujitsu, Ltd.	333,000	2,166,504

Hanwa Company, Ltd.	187,000	742,426

Haseko Corp. (I)	1,640,000	1,602,158

Hikari Tsushin, Inc.	37,300	652,088

Hirose Electric Company, Ltd.	10,700	1,139,491

Hitachi Construction Machinery Company, Ltd.	100,100	2,046,738

Hitachi, Ltd. (I)(L)	308,000	1,014,483

Hokkaido Electric Power Company, Inc.	63,199	1,251,051

Honda Motor Company, Ltd.	247,012	8,558,167

Ibiden Company, Ltd.	60,000	2,018,829

Inpex Holdings, Inc.	207	1,516,353

Iseki & Company, Ltd. (I)(L)	286,000	832,623

Itochu Corp.	356,000	2,865,594

JFE Holdings, Inc.	100,000	3,715,185

Kajima Corp.	402,000	942,904

Kakaku.com, Inc.	180	704,617

Kao Corp.	175,550	4,490,208

Kawasaki Kisen Kaisha, Ltd. (I)(L)	646,000	2,345,643

KDDI Corp.	260	1,386,461

Komatsu, Ltd.	171,700	3,443,743

Konami Corp.	49,923	935,363

Kyocera Corp.	9,300	828,261

Lawson, Inc.	23,700	1,036,615

Leopalace21 Corp. (I)	275,800	1,327,243

Marubeni Corp.	532,824	3,180,676

Matsui Securities Company, Ltd. (L)	89,900	604,128

Mazda Motor Corp. (I)	817,000	2,149,218

Mitsubishi Chemical Holdings Corp.	395,000	1,790,610

Mitsubishi Corp.	246,095	6,140,902

Mitsubishi Electric Corp. (I)	157,000	1,287,037

Mitsubishi UFJ Financial Group	701,100	3,573,266

See notes to financial statements

16	International Core Fund | Annual report

	Shares	Value
Japan (continued)

Mitsubishi UFJ Lease & Finance Company, Ltd.	42,020	$1,451,618

Mitsui Mining & Smelting Company, Ltd. (I)	623,000	1,708,699

Mitsui O.S.K. Lines, Ltd.	443,000	2,861,488

Mixi, Inc. (I)(L)	45	289,602

Mizuho Financial Group, Inc.	3,629,200	7,081,195

Net One Systems Company, Ltd.	354	371,018

NGK INSULATORS, Ltd.	54,000	1,163,932

Nidec Corp.	30,900	3,013,693

Nikon Corp.	25,200	553,750

Nintendo Company, Ltd.	8,200	2,232,647

Nippon Electric Glass Company, Ltd.	163,000	2,121,944

Nippon Mining Holdings, Inc.	773,500	3,852,199

Nippon Oil Corp.	780,000	4,174,755

Nippon Telegraph & Telephone Corp.	101,200	4,413,766

Nippon Yakin Kogyo Company, Ltd. (L)	205,500	609,615

Nippon Yusen Kabushiki Kaisha	780,000	2,824,167

Nissan Motor Company, Ltd. (I)	1,624,300	12,917,707

Nisshin Seifun Group, Inc.	32,500	428,840

Nisshinbo Holdings, Inc.	83,000	810,087

Nitori Company, Ltd.	22,900	1,835,251

Nitto Denko Corp.	64,000	2,363,322

Nomura Holdings, Inc.	228,600	1,688,401

NSK, Ltd.	113,000	795,096

NTT DoCoMo, Inc.	3,784	5,850,667

Obayashi Corp.	281,000	1,089,615

Odakyu Electric Railway Company, Ltd.	12,000	101,945

Oriental Land Company, Ltd.	6,000	429,489

ORIX Corp.	57,550	4,428,749

Osaka Gas Company, Ltd.	758,120	2,747,242

Pacific Metals Company, Ltd.	284,000	2,074,441

Pioneer Corp. (I)(L)	106,000	374,250

Point, Inc.	21,680	1,344,777

Resona Holdings, Inc.	286,800	3,471,626

Ricoh Company, Ltd.	136,000	1,890,466

Rohm Company, Ltd.	13,000	884,412

Ryohin Keikaku Company, Ltd.	28,500	1,192,987

SANKYO Company, Ltd.	42,300	2,041,428

SEGA SAMMY HOLDINGS, Inc.	194,900	2,406,409

Seven & I Holdings Company, Ltd.	327,100	7,353,197

Sharp Corp.	172,000	1,990,639

Shimamura Company, Ltd.	11,000	958,145

Shin-Etsu Chemical Company, Ltd.	33,200	1,784,492

Showa Shell Sekiyu KK	152,700	1,080,452

Softbank Corp.	68,400	1,790,042

Sojitz Holdings Corp.	1,053,300	1,876,513

Sumco Corp. (I)	120,000	2,180,644

Sumitomo Corp.	245,700	2,674,500

Sumitomo Electric Industries, Ltd.	214,900	2,580,406

See notes to financial statements

Annual report | International Core Fund	17

	Shares	Value
Japan (continued)

Sumitomo Metal Industries, Ltd.	632,000	$1,746,061

Sumitomo Metal Mining Company, Ltd.	183,000	2,592,106

Sumitomo Trust & Banking Company, Ltd.	569,841	3,222,407

Suzuki Motor Corp.	70,600	1,500,694

Taisei Corp.	673,000	1,392,570

Taisho Pharmaceuticals Company, Ltd.	43,790	755,853

Taiyo Yuden Company, Ltd.	122,000	1,685,008

Takeda Pharmaceutical Company, Ltd.	186,889	8,464,733

Takefuji Corp. (L)	78,380	347,466

TDK Corp.	22,000	1,355,206

Toho Zinc Company, Ltd.	145,000	635,401

Tokyo Electron, Ltd.	31,300	1,931,599

Tokyo Gas Company, Ltd.	287,397	1,251,685

Tokyo Steel Manufacturing Company, Ltd.	104,000	1,149,878

Tokyo Tatemono Company, Ltd.	345,000	1,217,327

TonenGeneral Sekiyu K.K	117,133	955,463

Toshiba Corp. (I)	986,000	4,932,581

Tosoh Corp.	461,000	1,104,147

Toyota Motor Corp.	83,200	3,113,633

Toyota Tsusho Corp.	121,500	1,742,542

UNI Charm Corp.	10,300	987,402

UNY Company, Ltd.	171,100	1,341,348

USS Company, Ltd.	16,360	1,061,411

Yahoo! Japan Corp.	2,815	1,053,093

Yamada Denki Company, Ltd.	18,170	1,264,457

Yamaha Motor Company, Ltd.	83,400	1,107,817

Luxembourg 0.25%		2,897,303

ArcelorMittal	76,023	2,897,303

Netherlands 2.41%		28,076,990

Aegon NV (I)	373,841	2,364,134

ASML Holding NV	33,762	1,034,084

Heineken NV	72,630	3,566,963

ING Groep NV (I)	1,156,846	10,380,675

Koninklijke Ahold NV	74,973	919,032

Koninklijke BAM Groep NV	122,336	969,220

Koninklijke Boskalis Westinster NV	23,689	762,640

Koninklijke DSM NV	35,380	1,479,246

Koninklijke Philips Electronics NV	81,955	2,397,134

Koninklijke Vopak NV	7,573	557,201

Reed Elsevier NV	94,504	1,082,470

TomTom NV (I)(L)	108,580	847,581

Unilever NV (L)	57,023	1,716,610

New Zealand 0.33%		3,854,205

Fletcher Building, Ltd.	318,100	1,759,192

Telecom Corp. of New Zealand, Ltd.	1,303,770	2,095,013

See notes to financial statements

18	International Core Fund | Annual report

	Shares	Value
Norway 0.14%		$1,683,591

DnB NOR ASA (I)	154,900	1,683,591

Portugal 0.11%		1,248,197

Portugal Telecom SGPS SA	118,593	1,248,197

Singapore 1.82%		21,220,056

CapitaCommercial Trust	1,461,000	1,122,927

Ezra Holdings, Ltd.	172,000	273,933

Golden Agri-Resources, Ltd. (I)	6,662,000	2,510,522

Indofood Agri Resources, Ltd. (I)	191,000	289,254

Midas Holdings, Ltd.	557,000	396,062

Neptune Orient Lines, Ltd.	983,854	1,245,228

Oversea-Chinese Banking Corp., Ltd.	285,000	1,720,847

SembCorp Marine, Ltd.	951,573	2,510,451

Singapore Exchange, Ltd.	277,000	1,521,575

Singapore Press Holdings, Ltd.	847,000	2,236,278

Singapore Telecommunications, Ltd.	1,618,350	3,512,104

Suntec REIT	786,000	727,304

United Overseas Bank, Ltd.	127,000	1,687,241

Venture Corp., Ltd.	154,000	924,463

Wilmar International, Ltd.	117,000	541,867

Spain 3.51%		40,830,145

Banco Bilbao Vizcaya Argentaria SA	582,668	7,575,859

Banco Popular Espanol SA (L)	223,307	1,478,538

Banco Santander SA	1,750,978	22,832,231

Gas Natural SDG SA	38,295	702,620

Inditex SA	42,266	2,492,369

Repsol YPF SA	187,520	4,247,610

Telefonica SA	63,902	1,500,918

Sweden 3.41%		39,671,977

Alfa Laval AB	28,762	408,047

Assa Abloy AB, Series B	55,877	1,048,994

Atlas Copco AB, Series A	79,221	1,121,567

Boliden AB	406,445	4,973,156

Electrolux AB, Series B (I)	95,271	2,024,222

Hennes & Mauritz AB, B Shares	161,649	9,804,987

Modern Times Group AB, B Shares	45,102	2,477,355

NCC AB	78,459	1,274,196

Nordea Bank AB	360,858	3,524,112

Sandvik AB	184,708	1,988,095

Skandinaviska Enskilda Banken AB, Series A (I)	189,991	1,151,057

SKF AB, B Shares	60,263	952,340

Svenska Cellulosa AB, B Shares	88,918	1,314,829

Svenska Handelsbanken AB, Series A	124,806	3,406,380

Swedbank AB, Class A (I)(L)	306,503	2,933,997

Trelleborg AB (I)	196,537	1,268,643

See notes to financial statements

Annual report | International Core Fund	19

	Shares	Value
Switzerland 6.31%		$73,493,999

Actelion, Ltd. (I)	13,478	687,047

Compagnie Financiere Richemont SA, BR Shares	90,874	3,062,321

Credit Suisse Group AG	105,585	4,700,802

Nestle SA	281,307	13,995,687

Novartis AG (L)	495,066	27,461,158

Roche Holdings AG	91,613	15,303,584

Swatch Group AG, BR Shares	10,902	3,032,665

Swisscom AG	4,592	1,577,684

Synthes AG (L)	30,793	3,673,051

United Kingdom 19.90%		231,833,082

3i Group PLC	205,043	824,067

Amlin PLC	233,095	1,405,072

Anglo American PLC (I)	237,087	8,645,509

Antofagasta PLC	146,346	1,972,595

Associated British Foods PLC	79,363	1,149,674

AstraZeneca PLC	480,155	21,142,270

Autonomy Corp. PLC (I)	55,673	1,299,161

Barclays PLC	3,264,424	15,627,612

BG Group PLC	323,674	5,650,325

BHP Billiton PLC	77,396	2,383,791

BP PLC	382,945	3,380,389

British American Tobacco PLC	61,654	2,095,866

BT Group PLC	1,231,305	2,157,087

Burberry Group PLC	234,646	2,238,609

Capita Group PLC	198,379	2,165,681

Carnival PLC	21,545	817,374

Centrica PLC	338,529	1,443,713

Cobham PLC	622,050	2,292,423

Daily Mail & General Trust	60,114	407,496

Diageo PLC	282,696	4,596,860

Drax Group PLC	141,560	863,372

DSG International PLC (I)	2,034,513	952,277

Eurasian Natural Resources Corp.	66,568	1,043,087

GlaxoSmithKline PLC	1,691,073	31,352,205

Home Retail Group PLC	531,814	2,068,479

HSBC Holdings PLC	703,910	7,732,025

Imperial Tobacco Group PLC	42,386	1,322,714

Kazakhmys PLC (I)	116,942	2,392,955

Kingfisher PLC	552,485	1,811,790

Ladbrokes PLC	138,357	307,762

Lloyds TSB Group PLC (I)	2,912,174	2,339,121

Marks & Spencer Group PLC	233,243	1,174,384

National Express Group PLC (I)	54,643	169,125

Next PLC	98,533	2,817,928

Old Mutual PLC (I)	348,761	603,992

Pearson PLC	85,141	1,188,729

Petrofac, Ltd.	100,902	1,580,683

Punch Taverns PLC (I)	438,630	514,128

See notes to financial statements

20	International Core Fund | Annual report

	Shares	Value
United Kingdom (continued)

Reckitt Benckiser Group PLC	118,607	$6,238,410

Reed Elsevier PLC	273,609	2,055,974

Rentokil Initial PLC (I)	348,983	686,254

Rio Tinto PLC	111,184	5,756,509

Royal Dutch Shell PLC, A Shares	564,758	15,420,403

Royal Dutch Shell PLC, B Shares	302,563	7,922,219

SABMiller PLC	131,123	3,438,728

Sage Group PLC	435,309	1,572,211

Scottish & Southern Energy PLC	95,281	1,628,575

Signet Jewelers, Ltd. (I)	42,715	1,230,196

Smith & Nephew PLC	204,619	2,105,063

Standard Chartered PLC	329,075	7,856,079

Taylor Woodrow PLC (I)	1,732,643	941,091

Tesco PLC	381,121	2,439,556

Travis Perkins PLC (I)	84,443	861,689

Trinity Mirror PLC (I)	132,918	267,800

Tullow Oil PLC	96,818	1,755,120

Unilever PLC	57,321	1,682,081

United Utilities Group PLC	145,337	1,204,607

Vedanta Resources PLC	43,285	1,682,743

Vodafone Group PLC	5,036,205	10,864,658

William Hill PLC	399,545	1,188,590

Wolseley PLC (I)	133,103	3,147,406

Xstrata PLC (I)	506,166	7,956,790

	Shares	Value
Preferred Stocks 0.23%		$2,702,944

(Cost $2,284,065)

Germany 0.23%		2,702,944

Bayerische Motoren Werke (BMW) AG	10,493	320,688

Fresenius SE	7,940	558,143

Henkel AG & Company KGaA	35,414	1,824,113

Rights 0.05%		$511,524

(Cost $529,350)

Italy 0.05%		511,524

Finmeccanica SpA	39,548	511,524

Short-Term Investments 12.26%		$142,844,278

(Cost $142,843,664)

Issuer, description, maturity date	Yield*	Maturity date	Par value	Value

U.S. Government 1.83%				$21,299,547

U.S. Treasury Bills	0.010%	03-18-10	$21,300,000	21,299,547

See notes to financial statements

Annual report | International Core Fund	21

		Par value	Value
Repurchase Agreement 5.30%			$61,707,000

Repurchase Agreement with State Street Corp. dated 2-26-10 at
0.01% to be repurchased at $61,707,051 on 3-1-10, collateralized by $62,390,000 Federal Home Loan Mortgage Corp., 2.00% due
6-15-2012 (valued at $62,401,230, including interest)		$61,707,000	61,707,000

		Shares	Value
Securities Lending Collateral 5.13%			$59,837,731

John Hancock Collateral Investment Trust (W)	0.1869% (Y)	5,977,736	59,837,731

Total investments (Cost $1,296,310,004)† 103.90%		$1,210,219,945

Other assets and liabilities, net (3.90%)			($45,460,436)

Total net assets 100.00%		$1,164,759,509

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

REIT Real Estate Investment Trust

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of February 28, 2010.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser and represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of February 28, 2010.

† At February 28, 2010, the aggregate cost of investment securities for federal income tax purposes was $1,313,072,452. Net unrealized depreciation aggregated $102,852,507, of which $62,708,844 related to appreciated investment securities and $165,561,351 related to depreciated investment securities.

See notes to financial statements

22	International Core Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-10

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,174,765,887)
including $57,483,078 of securities loaned (Note 2)	$1,088,675,214
Investments in affiliated issuers, at value (Cost $59,837,117) (Note 2)	59,837,731
Repurchase agreement, at value (Cost $61,707,000) (Note 2)	61,707,000

Total investments, at value (Cost $1,296,310,004)	1,210,219,945

Cash	612
Foreign currency, at value (Cost $383,795)	383,110
Cash held at broker for futures contracts	8,531,405
Receivable for forward foreign currency exchange contracts (Note 3)	968,978
Receivable for fund shares sold	2,595,645
Dividends and interest receivable	3,117,485
Receivable for securities lending income	35,695
Receivable for futures variation margin	874,051
Receivable due from adviser	168,581
Other receivables and prepaid assets	31,036

Total assets	1,226,926,543

Liabilities

Payable for forward foreign currency exchange contracts (Note 3)	1,180,767
Payable for fund shares repurchased	534,571
Payable upon return of securities loaned (Note 2)	59,782,343
Payable to affiliates
Accounting and legal services fees	14,751
Transfer agent fees	137,106
Trustees’ fees	23,536
Other liabilities and accrued expenses	493,960

Total liabilities	62,167,034

Net assets

Capital paid-in	$1,478,552,679
Accumulated distributions in excess of net investment income	(3,293,725)
Accumulated net realized loss on investments, futures contracts and
foreign currency transactions	(222,364,797)
Net unrealized depreciation on investments, futures contracts and
translation of assets and liabilities in foreign currencies	(88,134,648)

Net assets	$1,164,759,509

See notes to financial statements

Annual report | International Core Fund	23

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($225,386,758 ÷ 8,757,273 shares)	$25.74
Class B ($6,406,787 ÷ 250,101 shares)[1]	$25.62
Class C ($5,252,490 ÷ 205,021 shares)[1]	$25.62
Class I ($83,511,948 ÷ 3,236,722 shares)	$25.80
Class R1 ($163,031 ÷ 6,352 shares)	$25.67
Class R3 ($27,652 ÷ 1,071.582 shares)	$25.80
Class R4 ($27,644 ÷ 1,071.582 shares)	$25.80
Class R5 ($32,268 ÷ 1,251 shares)	$25.79
Class 1 ($43,507,727 ÷ 1,683,919 shares)	$25.84
Class NAV ($800,443,204 ÷ 30,997,199 shares)	$25.82

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$27.09

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

24	International Core Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 2-28-10

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$29,195,208
Securities lending	1,446,528
Interest	24,850
Less foreign taxes withheld	(2,331,282)

Total investment income	28,335,304

Expenses

Investment management fees (Note 5)	8,688,063
Distribution and service fees (Note 5)	514,062
Accounting and legal services fees (Note 5)	77,956
Transfer agent fees (Note 5)	836,819
Trustees’ fees (Note 5)	69,285
State registration fees (Note 5)	82,326
Printing and postage fees (Note 5)	35,168
Professional fees	54,582
Custodian fees	802,177
Registration and filing fees (Note 5)	52,093
Proxy fees	261,016
Other	52,908

Total expenses	11,526,455
Less expense reductions (Note 5)	(620,273)

Net expenses	10,906,182

Net investment income	17,429,122

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(138,633,114)
Investments in affiliated issuers	54,775
Futures contracts (Note 3)	(251,627)
Foreign currency transactions	308,245

(138,521,721)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	414,308,964
Investments in affiliated issuers	614
Futures contracts (Note 3)	3,840,277
Translation of assets and liabilities in foreign currencies	1,903,565

420,053,420

Net realized and unrealized gain	281,531,699

Increase in net assets from operations	$298,960,821

See notes to financial statements

Annual report | International Core Fund	25

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	2-28-10	2-28-09
Increase (decrease) in net assets

From operations
Net investment income	$17,429,122	$34,161,710
Net realized loss	(138,521,721)	(69,102,099)
Change in net unrealized appreciation (depreciation)	420,053,420	(562,464,980)

Increase (decrease) in net assets resulting from operations	298,960,821	(597,405,369)

Distributions to shareholders
From net investment income
Class A	(3,861,204)	(4,321,830)
Class B	(95,282)	(472,033)
Class C	(73,557)	(317,559)
Class I	(1,997,302)	(74,417)
Class R1	(2,466)	(6,065)
Class R3	(477)	—
Class R4	(554)	—
Class R5	(631)	—
Class 1	(1,080,309)	(2,869,724)
Class NAV	(18,258,674)	(47,361,960)
From net realized gain
Class A	—	(3,282,454)
Class B	—	(430,078)
Class C	—	(289,334)
Class I	—	(50,482)
Class R1	—	(4,617)
Class 1	—	(1,934,564)
Class NAV	—	(31,534,234)

Total distributions	(25,370,456)	(92,949,351)

From Fund share transactions (Note 6)	188,583,389	(263,717,872)

Total increase (decrease)	462,173,754	(954,072,592)

Net assets

Beginning of year	702,585,755	1,656,658,347

End of year	$1,164,759,509	$702,585,755

Undistributed (accumulated distributions in excess of)
net investment income	($3,293,725)	$4,080,890

See notes to financial statements

26	International Core Fund | Annual report

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	2-28-10	2-28-09	2-29-08	2-28-07[1]	2-28-06[2]
Per share operating performance

Net asset value, beginning of year	$18.43	$39.06	$43.30	$36.26	$32.60
Net investment income[3]	0.24	0.76	0.35	0.63	0.19
Net realized and unrealized gain (loss) on investments	7.59	(18.65)	(0.35)	6.79	3.47
Total from investment operations	7.83	(17.89)	—	7.42	3.66
Less distributions
From net investment income	(0.52)	(1.56)	(0.45)	—	—
From net realized gain	—	(1.18)	(3.79)	(0.38)	—
Total distributions	(0.52)	(2.74)	(4.24)	(0.38)	—
Net asset value, end of year	$25.74	$18.43	$39.06	$43.30	$36.26
Total return (%)[4,5]	42.33	(47.16)	(0.76)	20.48	11.23[6]

Ratios and supplemental data

Net assets, end of year (in millions)	$225	$54	$130	$12	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	1.95[7]	1.75	1.68	2.23	2.22[8]
Expenses net of fee waivers	1.66[7]	1.75	1.65	1.40	0.55[8]
Expenses net of fee waivers and credits	1.62[7]	1.70	1.65	1.40	0.55[8]
Net investment income	0.94	2.33	0.78	1.58	1.23[8]
Portfolio turnover (%)	44	54	50[9]	37	22

1 Effective June 12, 2006, shareholders of the former GMO International Disciplined Equity Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock International Core Fund. Additionally, the accounting and performance history of the former GMO International Disciplined Equity Fund was redesignated as that of John Hancock International Core Fund Class A.

2 The inception date for Class A shares is 9-16-05.

3 Based on the average daily shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment (if applicable).

6 Not annualized.

7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

8 Annualized.

9 Excludes merger activity.

See notes to financial statements

Annual report | International Core Fund	27

CLASS B SHARES Period ended	2-28-10	2-28-09	2-29-08	2-28-07[1]
Per share operating performance

Net asset value, beginning of year	$18.36	$38.80	$43.08	$35.92
Net investment income (loss)[2]	0.17	0.53	—[3]	(0.25)
Net realized and unrealized gain (loss) on investments	7.44	(18.49)	(0.33)	7.79
Total from investment operations	7.61	(17.96)	(0.33)	7.54
Less distributions
From net investment income	(0.35)	(1.30)	(0.16)	—
From net realized gain	—	(1.18)	(3.79)	(0.38)
Total distributions	(0.35)	(2.48)	(3.95)	(0.38)
Net asset value, end of year	$25.62	$18.36	$38.80	$43.08
Total return (%)[4,5]	41.35	(47.53)	(1.48)	21.01[6]

Ratios and supplemental data

Net assets, end of year (in millions)	$6	$7	$20	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	3.07[7]	2.75	2.48	6.83[8]
Expenses net of fee waivers	2.36[7]	2.63	2.41	2.39[8]
Expenses net of fee waivers and credits	2.33[7]	2.40	2.40	2.39[8]
Net investment income (loss)	0.69	1.64	—[9]	(0.84)[8]
Portfolio turnover (%)	44	54	50[10]	37

1 The inception date for Class B shares is 6-12-06.

2 Based on the average daily shares outstanding.

3 Less than $0.01 per share.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment (if applicable).

6 Not annualized.

7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

8 Annualized.

9 Less than 0.01%.

10 Excludes merger activity.

CLASS C SHARES Period ended	2-28-10	2-28-09	2-29-08	2-28-07[1]
Per share operating performance

Net asset value, beginning of year	$18.36	$38.81	$43.09	$35.92
Net investment income (loss)[2]	0.15	0.55	0.13	(0.24)
Net realized and unrealized gain (loss) on investments	7.46	(18.52)	(0.46)	7.79
Total from investment operations	7.61	(17.97)	(0.33)	7.55
Less distributions
From net investment income	(0.35)	(1.30)	(0.16)	—
From net realized gain	—	(1.18)	(3.79)	(0.38)
Total distributions	(0.35)	(2.48)	(3.95)	(0.38)
Net asset value, end of year	$25.62	$18.36	$38.81	$43.09
Total return (%)[3,4]	41.35	(47.55)	(1.48)	21.04[5]

Ratios and supplemental data

Net assets, end of year (in millions)	$5	$4	$15	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	2.69[6]	2.59	2.49	3.72[7]
Expenses net of fee waivers	2.36[6]	2.43	2.40	2.39[7]
Expenses net of fee waivers and credits	2.33[6]	2.40	2.40	2.39[7]
Net investment income (loss)	0.60	1.69	0.28	(0.79)[7]
Portfolio turnover (%)	44	54	50[8]	37

1 The inception date for Class C shares is 6-12-06.

2 Based on the average daily shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment (if applicable).

5 Not annualized.

6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

7 Annualized.

8 Excludes merger activity.

See notes to financial statements

28	International Core Fund | Annual report

CLASS I SHARES Period ended	2-28-10	2-28-09	2-29-08	2-28-07[1]
Per share operating performance

Net asset value, beginning of year	$18.45	$39.20	$43.43	$35.92
Net investment income[2]	0.35	0.94	0.55	0.16
Net realized and unrealized gain (loss) on investments	7.63	(18.77)	(0.35)	7.73
Total from investment operations	7.98	(17.83)	0.20	7.89
Less distributions
From net investment income	(0.63)	(1.74)	(0.64)	—
From net realized gain	—	(1.18)	(3.79)	(0.38)
Total distributions	(0.63)	(2.92)	(4.43)	(0.38)
Net asset value, end of year	$25.80	$18.45	$39.20	$43.43
Total return (%)[3,4]	43.10	(46.91)	(0.33)	21.99[5]

Ratios and supplemental data

Net assets, end of year (in millions)	$84	$1	$3	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06	2.37	2.34	12.52[7]
Expenses net of fee waivers	1.06	1.18	1.18	1.20[7]
Expenses net of fee waivers and credits	1.06	1.18	1.18	1.20[7]
Net investment income	1.34	2.87	1.24	0.56[7]
Portfolio turnover (%)	44	54	50[8]	37

1 The inception date for Class I shares is 6-12-06.

2 Based on the average daily shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment (if applicable).

5 Not annualized.

6 Less than $500,000.

7 Annualized.

8 Excludes merger activity.

CLASS R1 SHARES Period ended	2-28-10	2-28-09	2-29-08	2-28-07[1]
Per share operating performance

Net asset value, beginning of year	$18.36	$38.94	$43.19	$35.92
Net investment income (loss)[2]	0.23	0.69	0.66	(0.03)
Net realized and unrealized gain (loss) on investments	7.50	(18.54)	(0.69)	7.68
Total from investment operations	7.73	(17.85)	(0.03)	7.65
Less distributions
From net investment income	(0.42)	(1.55)	(0.43)	—
From net realized gain	—	(1.18)	(3.79)	(0.38)
Total distributions	(0.42)	(2.73)	(4.22)	(0.38)
Net asset value, end of year	$25.67	$18.36	$38.94	$43.19
Total return (%)[3,4]	42.00	(47.16)	(0.82)	21.32[5]

Ratios and supplemental data

Net assets, end of year (in millions)	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	8.85[7]	15.16	13.85	20.40[8]
Expenses net of fee waivers	1.92[7]	2.10	1.70	1.94[8]
Expenses net of fee waivers and credits	1.92[7]	1.70	1.70	1.94[8]
Net investment income (loss)	0.92	2.21	1.48	(0.10)[8]
Portfolio turnover (%)	44	54	50[9]	37

1 The inception date for Class R1 shares is 6-12-06.

2 Based on the average daily shares outstanding.

3 Total return would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment (if applicable).

5 Not annualized.

6 Less than $500,000.

7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

8 Annualized.

9 Excludes merger activity.

See notes to financial statements

Annual report | International Core Fund	29

CLASS R3 SHARES Period ended	2-28-10[1]
Per share operating performance

Net asset value, beginning of year	$23.33
Net investment income[2]	0.02
Net realized and unrealized gain on investments	2.90
Total from investment operations	2.92
Less distributions
From net investment income	(0.45)
Net asset value, end of year	$25.80
Total return (%)[3,4]	12.40[5]

Ratios and supplemental data

Net assets, end of year (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	10.97[7]
Expenses net of fee waivers	1.91[7]
Expenses net of fee waivers and credits	1.91[7]
Net investment income	0.10[7]
Portfolio turnover (%)	44

1 The inception date for Class R3 shares is 5-22-09.

2 Based on the average daily shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment (if applicable).

5 Not annualized.

6 Less than $500,000.

7 Annualized.

CLASS R4 SHARES Period ended	2-28-10[1]
Per share operating performance

Net asset value, beginning of year	$23.33
Net investment income[2]	0.08
Net realized and unrealized gain on investments	2.91
Total from investment operations	2.99
Less distributions
From net investment income	(0.52)
Net asset value, end of year	$25.80
Total return (%)[3,4]	12.69[5]

Ratios and supplemental data

Net assets, end of year (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	10.71[7]
Expenses net of fee waivers	1.61[7]
Expenses net of fee waivers and credits	1.61[7]
Net investment loss	0.40[7]
Portfolio turnover (%)	44

1 The inception date for Class R4 shares is 5-22-09.

2 Based on the average daily shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment (if applicable).

5 Not annualized.

6 Less than $500,000.

7 Annualized.

See notes to financial statements

30	International Core Fund | Annual report

CLASS R5 SHARES Period ended	2-28-10[1]
Per share operating performance

Net asset value, beginning of year	$23.33
Net investment income[2]	0.14
Net realized and unrealized gain on investments	2.91
Total from investment operations	3.05
Less distributions
From net investment income	(0.59)
Net asset value, end of year	$25.79
Total return (%)[3,4]	12.95[5]

Ratios and supplemental data

Net assets, end of year (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	10.50[7]
Expenses net of fee waivers	1.31[7]
Expenses net of fee waivers and credits	1.31[7]
Net investment income	0.70[7]
Portfolio turnover (%)	44

1 The inception date for Class R5 shares is 5-22-09.

2 Based on the average daily shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment (if applicable).

5 Not annualized.

6 Less than $500,000.

7 Annualized.

CLASS 1 SHARES Period ended	2-28-10	2-28-09	2-29-08	2-28-07[1]
Per share operating performance

Net asset value, beginning of year	$18.48	$39.22	$43.43	$40.56
Net investment income[2]	0.46	0.93	0.95	0.02
Net realized and unrealized gain (loss) on investments	7.54	(18.74)	(0.72)	3.26
Total from investment operations	8.00	(17.81)	0.23	3.28
Less distributions
From net investment income	(0.64)	(1.75)	(0.65)	(0.03)
From net realized gain	—	(1.18)	(3.79)	(0.38)
Total distributions	(0.64)	(2.93)	(4.44)	(0.41)
Net asset value, end of year	$25.84	$18.48	$39.22	$43.43
Total return (%)[3,4]	43.11	(46.83)	(0.25)	8.11[5]

Ratios and supplemental data

Net assets, end of year (in millions)	$44	$34	$74	$82
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08[6]	1.10	1.16	1.23[7]
Expenses net of fee waivers	1.07[6]	1.10	1.14	1.17[7]
Expenses net of fee waivers and credits	1.07[6]	1.10	1.14	1.17[7]
Net investment income	1.83	2.88	2.09	0.16[7]
Portfolio turnover (%)	44	54	50[8]	37

1 The inception date for Class 1 shares is 11-6-06.

2 Based on the average daily shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment (if applicable).

5 Not annualized.

6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

7 Annualized.

8 Excludes merger activity.

See notes to financial statements

Annual report | International Core Fund	31

CLASS NAV Period ended	2-28-10	2-28-09	2-29-08	2-28-07[1]
Per share operating performance

Net asset value, beginning of year	$18.47	$39.21	$43.42	$39.18
Net investment income[2]	0.49	0.99	0.95	0.08
Net realized and unrealized gain (loss) on investments	7.51	(18.78)	(0.70)	4.58
Total from investment operations	8.00	(17.79)	0.25	4.66
Less distributions
From net investment income	(0.65)	(1.77)	(0.67)	(0.04)
From net realized gain	—	(1.18)	(3.79)	(0.38)
Total distributions	(0.65)	(2.95)	(4.46)	(0.42)
Net asset value, end of year	$25.82	$18.47	$39.21	$43.42
Total return (%)[3,4]	43.14	(46.80)	(0.20)	11.90[5]

Ratios and supplemental data

Net assets, end of year (in millions)	$800	$603	$1,415	$1,244
Ratios (as a percentage of average net assets):
Expenses before reductions	1.04[6]	1.04	1.11	1.08[7]
Expenses net of fee waivers	1.02[6]	1.04	1.08	1.08[7]
Expenses net of fee waivers and credits	1.02[6]	1.04	1.08	1.08[7]
Net investment income	1.99	3.06	2.09	0.38[7]
Portfolio turnover (%)	44	54	50[8]	37

1 The inception date for Class NAV shares is 8-29-06.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

7 Annualized.

8 Excludes merger activity.

See notes to financial statements

32	International Core Fund | Annual report

Notes to financial statements

Note 1 — Organization

John Hancock International Core Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek high total return.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R3, Class R4 and Class R5 shares are available to certain retirement plans. Class 1 shares are sold only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are sold to affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2010, by major security category or type:

Annual report | International Core Fund	33

			LEVEL 2	LEVEL 3
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	SIGNIFICANT
	VALUE AT	QUOTED	OBSERVABLE	UNOBSERV-
	02-28-10	PRICE	INPUTS	ABLE INPUTS

Common Stocks
Japan	$275,954,919	—	$275,954,919	—
United Kingdom	231,833,082	—	231,833,082	—
France	94,459,314	—	94,459,314	—
Switzerland	73,493,999	—	73,493,999	—
Italy	57,525,030	—	57,525,030	—
Australia	47,372,125	—	47,372,125	—
Germany	44,074,409	—	44,074,409	—
Spain	40,830,145	—	40,830,145	—
Sweden	39,671,977	—	39,671,977	—
Canada	30,193,935	$30,193,935	—	—
Netherlands	28,076,990	—	28,076,990	—
Singapore	21,220,056	—	21,220,056	—
Belgium	19,047,768	—	19,047,768	—
Hong Kong	15,412,616	—	15,412,616	—
Ireland	8,620,193	—	8,620,193	—
Finland	8,392,486	—	8,392,486	—
Greece	6,660,930	—	6,660,930	—
Denmark	5,924,038	—	5,924,038	—
New Zealand	3,854,205	—	3,854,205	—
Austria	2,981,979	—	2,981,979	—
Luxembourg	2,897,303	—	2,897,303	—
Bermuda	2,731,912	—	2,731,912	—
Norway	1,683,591	—	1,683,591	—
Portugal	1,248,197	—	1,248,197	—
Preferred Stocks
Germany	2,702,944	—	2,702,944	—
Rights
Italy	511,524	—	511,524	—
Short Term Investments	142,844,278	59,837,731	83,006,547	—

Total Investments in
Securities	$1,210,219,945	$90,031,666	$1,120,188,279	—
Other Financial
Instruments	(2,029,729)	(1,817,940)	(211,789)	—
Totals	$1,208,190,216	$88,213,726	$1,119,976,490	—

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT is a non stable value fund investing in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of

34	International Core Fund | Annual report

non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of discounts/premiums on debt securities.

Securities lending. A Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, which is not a stable value fund. As a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized securities gains and losses is reflected as a component of securities gains and losses.

Funds that invest internationally generally carry more risk than Funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Expenses. The majority of expenses are directly attributable to an individual Fund. Expenses that are not readily attributable to a specific fund are allocated among all Funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the Funds’ relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual report | International Core Fund	35

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $150 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the year ended February 28, 2010, there were no significant borrowings under the line of credit by the Fund. Effective March 31, 2010, the amount of the line of credit changed to $100 million.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $201,183,192 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of February 28, 2010. Availability of a certain amount of the loss carryforward, which was acquired in a merger, may be limited in a given year. Net capital losses of $7,346,222 and net currency losses of $404,484, that are a result of securities and currency transactions occurring after October 31, 2009 are treated as occurring on March 1, 2010, the first day of the Fund’s next taxable year.

At February 28, 2010, capital loss carryforward available to offset future realized gains was as follows:

CAPITAL LOSS CARRYFORWARD
EXPIRING AT FEBRUARY 28
2017	2018

$18,555,069	$182,628,123

As of February 28, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended February 28, 2010 and February 28, 2009 was as follows:

	FEBRUARY 28, 2010	FEBRUARY 28, 2009

Ordinary Income	$25,370,456	$55,423,590
Long-Term Capital Gain	—	37,525,761

36	International Core Fund | Annual report

Distributions paid by the Fund with respect to each series of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class. As of February 28, 2010, the Fund has no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to foreign currency transactions, investments in passive foreign investment companies, expiration of capital loss carryforward and differing treatment of capital gain/loss transactions.

Note 3 — Derivative instruments

The Fund may invest in derivatives, including futures contracts and forward foreign currency contracts in order to meet its investment objectives. The Fund may use derivatives to manage against anticipated changes in currency rates, gain exposure to securities or indexes, access certain securities markets, and enhance potential gains.

The use of derivative may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose a Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or the Fund will succeed in enforcing them.

For more information regarding the Fund’s use of derivatives, please refer to the Fund’s Prospectuses and Statement of Additional Information.

Futures. A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the fund’s initial investment.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.

Annual report | International Core Fund	37

During the year ended February 28, 2010 the Fund used futures contracts to enhance potential gain, maintain diversification and liquidity, and adjust exposure to foreign currencies. The following table summarizes the contracts held at February 28, 2010. The range of futures contracts notional amounts held by the Fund during the year ended February 28, 2010 was $69.9 million to $114.5 million.

					UNREALIZED
OPEN	NUMBER OF			NOTIONAL VALUE	APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	(USD)	(DEPRECIATION)

AEX Index Futures	13	Long	Mar 2010	$1,127,229	($20,132)
ASX SPI 200 Index
Futures	4	Long	Mar 2010	412,521	(6,747)
CAC 40 Index Futures	267	Long	Mar 2010	13,484,463	(28,514)
DAX Index Futures	70	Long	Mar 2010	13,331,066	(378,580)
FTSE 100 Index
Futures	130	Long	Mar 2010	10,578,219	158,358
FTSE MIB Index
Futures	149	Long	Mar 2010	21,376,057	(1,336,164)
Hang Seng Index
Futures	10	Long	Mar 2010	1,322,894	27,524
IBEX 35 Index Futures	13	Long	Mar 2010	1,829,976	(52,706)
OMX 30 Index
Futures	92	Long	Mar 2010	1,225,841	(723)
SGX MSCI Singapore
Index Futures	255	Long	Mar 2010	11,998,079	20,310
Topix Index Futures	145	Long	Mar 2010	14,541,617	(78,327)
S&P TSE 60 Index
Futures	180	Short	Mar 2010	23,258,696	(122,239)
				$114,486,658	($1,817,940)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the fund’s total return, and the potential for losses in excess of the fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the year ended February 28, 2010 the Fund used forward foreign currency contracts to enhance potential gain, manage against anticipated currency exchange rates, maintain diversifications and liquidity, and adjust exposure to foreign currencies. The following table summarizes the contracts held at February 28, 2010. The range of forward foreign currency contracts notional amounts held by the Fund during the year ended February 28, 2010 was $52.8 million to $142.7 million.

38	International Core Fund | Annual report

	PRINCIPAL	PRINCIPAL AMOUNT		UNREALIZED
	AMOUNT COVERED	COVERED BY	SETTLEMENT	APPRECIATION
CURRENCY	BY CONTRACT	CONTRACT (USD)	DATE	(DEPRECIATION)

Buy
Australian Dollar	6,534,000	$5,817,364	4/23/10	$6,589
Euro	9,390,000	12,714,717	4/23/10	70,166
Japanese Yen	678,816,000	7,526,444	4/23/10	116,001
Norwegian Krone	12,888,056	2,191,362	4/23/10	(15,606)
Pound Sterling	7,805,155	12,286,797	4/23/10	(389,811)
Pound Sterling	5,121,000	7,906,204	4/23/10	(100,535)
Swedish Krona	129,294,270	18,001,667	4/23/10	134,623
Swedish Krona	129,294,270	18,046,643	4/23/10	89,646
Swiss Franc	27,718,238	25,817,550	4/23/10	(6,197)
Swiss Franc	7,067,000	6,534,957	4/23/10	45,867
Swiss Franc	27,718,238	25,897,029	4/23/10	(85,677)
		$142,740,734		($134,934)

Sells
Canadian Dollar	7,552,751	$7,225,909	4/23/10	$48,155
Euro	4,384,328	6,027,789	4/23/10	58,340
Euro	659,010	898,636	4/23/10	1,366
Pound Sterling	7,433,431	11,721,621	4/23/10	391,235
Hong Kong Dollar	35,758,435	4,605,494	4/23/10	(2,904)
Japanese Yen	141,147,673	1,565,300	4/23/10	(23,810)
Japanese Yen	2,043,008,729	22,444,972	4/23/10	(556,227)
Singapore Dollar	12,403,425	8,826,666	4/23/10	6,990
		$63,316,387		($76,855)

Fair value of derivative instruments by risk category.

The table below summarizes the fair values of derivatives held by the Fund at February 28, 2010, by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES FAIR	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	VALUE	FAIR VALUE

Equity Contracts	Receivable for futures	Futures†	$206,192	($2,024,132)
	variation margin; Net
	unrealized apprecia-
	tion (depreciation) on
	investments

Foreign Exchange	Receivable/Payable	Foreign for-	968,978	(1,180,767)
Contracts	for foreign forward	ward currency
	currency exchange	contracts
	contracts
Total			$1,175,170	($3,204,899)

†Reflects cumulative appreciation/depreciation of futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Effect of derivative instruments on the Statement of Operations.

The table below summarizes the realized gain (loss) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the year ended February 28, 2010:

Annual report | International Core Fund	39

	STATEMENT OF	FUTURES	FOREIGN CURRENCY
RISK	OPERATIONS LOCATION	CONTRACTS	TRANSACTIONS*	TOTAL

Equity Contracts	Net realized loss	($251,627)	—	($251,627)
Foreign Exchange Contracts	Net realized loss	—	($96,234)	($96,234)
Total		($251,627)	($96,234)	($347,861)

*Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statement of Operations.

The table below summarizes the change in unrealized appreciation (depreciation) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the year ended February 28, 2010:

			FORWARD FOREIGN
	STATEMENT OF		CURRENCY
RISK	OPERATIONS LOCATION	FUTURES CONTRACTS	CONTRACTS*	TOTAL

			Translation
			of assets
			and liabilities
			in foreign
		Futures contracts	currencies
Equity Contracts	Change in unrealized
	appreciation
	(depreciation)	$3,840,277	—	$3,840,277
Foreign Exchange	Change in unrealized
Contracts	appreciation
	(depreciation)	—	$1,816,756	1,816,756
Total		$3,840,277	$1,816,756	$5,657,033

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statement of Operations.

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of MFC.

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.92% of the first $100,000,000 of the Fund’s aggregate daily net assets; (b) 0.895% of the next $900,000,000 of the Fund’s average daily net assets; (c) 0.88% of the next $1,000,000,000 of the Fund’s aggregate daily net assets; (d) 0.85% of the next $1,000,000,000 of the Fund’s average daily net assets; (e) 0.825% of the next $1,000,000,000 of the Fund’s average daily net assets; and (f) 0.80% of the Fund’s average daily net assets in excess of $4,000,000,000. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

40	International Core Fund | Annual report

Prior to October 1, 2009, the Fund had an investment management contract with the Adviser under which the Fund paid a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.92% of the first $100,000,000 of the Fund’s aggregate daily net assets; (b) 0.895% of the next $900,000,000 of the Fund’s aggregate daily net assets; and (c) 0.88% of the Fund’s aggregate daily net assets in excess of $1,000,000,000.

The investment management fees incurred for the year ended February 28, 2010 were equivalent to an annual effective rate of 0.89% of the Fund’s average daily net assets.

Effective July 1, 2009, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 1.60% for Class A shares, 2.30% for Class B, 2.30% for Class C, 1.12% for Class I, 2.00% for Class R1, 1.90% for Class R3, 1.60% for Class R4, 1.30% for Class R5, 1.10% for Class 1 and 1.05% for Class NAV. The expense reimbursements and limits will continue in effect until June 30, 2010 and thereafter until terminated by the Adviser on notice to the Trust.

Prior to June 30, 2009, the Adviser has contractually agreed to reimburse or limit certain Fund level expenses to 0.20% of the Fund’s average annual net assets which are allocated pro rata to all share classes. This agreement excludes taxes, portfolio brokerage commissions, interest, advisory fees, distribution and service fees, transfer agent fees, state registration fees, printing and postage fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded.

Prior to June 30, 2009, the Adviser agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits were such that these expenses will not exceed 1.70% for Class A shares, 2.40% for Class B, 2.40% for Class C, 1.18% for Class I, 1.70% for Class R1, 1.95% for Class R3, 1.65% for Class R4, 1.35% for Class R5, 1.15% for Class 1 and 1.12% for Class NAV.

Accordingly, the expense reductions or reimbursements related to these agreements were $354,491, $53,667, $17,667, $2,205, $9,784, $1,969, $1,980, $2,001, $6,630 and $123,333 for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class 1 and Class NAV, respectively for the year ended February 28, 2010.

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports amongst other services. These expenses are allocated to each share class based on relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the year ended February 28, 2010, amounted to an approximate annual rate of 0.01% of the Fund’s average daily net assets.

Annual report | International Core Fund	41

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R3, Class R4, Class R5 and Class 1, pursuant to Rule 12b-1 of the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The following table shows the contractual rates of distribution and services fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fees	Service Fee

Class A	0.30%	0.00%
Class B	1.00%	0.00%
Class C	1.00%	0.00%
Class R1	0.50%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	0.00%	0.05%
Class 1	0.05%	0.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $59,343 for the year ended February 28, 2010. Of this amount, $9,283 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $42,228 was paid as sales commissions to broker-dealers and $7,832 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended February 28, 2010, CDSCs amounts received by the Distributor amounted to $29,205 and $329 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services” or “Transfer Agent”), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B, Class C, Class R1, Class R3, Class R4, Class R5 shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $16.50 per shareholder account.

• Signature Services is reimbursed for certain out-of-pocket expenses.

• Additionally, Class NAV shares do not pay transfer agent fees.

Certain investor accounts that maintain small balances are charged an annual small accounts fee by Signature Services. Amounts related to these fees are credited by Signature Services to the Fund. For the year ended February 28, 2010, these fees totaled $46,546.

42	International Core Fund | Annual report

Class level expenses for year ended February 28, 2010 were:

	Distribution	Transfer	State	Printing
Class	and service fees	agent fees	registration fees	and postage

A	$362,039	$718,870	$27,921	$22,112
B	75,380	52,644	21,688	2,962
C	54,163	23,727	9,204	2,273
I	—	38,881	9,651	6,312
R1	706	1,013	9,431	—
R3	108	558	1,477	31
R4	54	558	1,477	31
R5	—	568	1,477	32
1	21,612	—	—	1,415
Total	$514,062	$836,819	$82,326	$35,168

Affiliated share ownership. Affiliates of the Fund owned 3,461, 1,072, 1,072 and 1,072 shares of beneficial interest of Class R1, Class R3, Class R4 and Class R5, respectively, on February 28, 2010.

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. Deferred amounts are invested in various John Hancock Funds and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the years ended February 28, 2010 and February 28, 2009 were as follows:

	Year ended 2-28-10[1]		Year ended 2-28-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	6,631,074	$175,433,435	868,006	$31,009,566
Distributions reinvested	127,968	3,461,527	312,601	7,133,545
Repurchased	(937,289)	(23,342,208)	(1,574,957)	(51,354,224)

Net increase (decrease)	5,821,753	$155,552,754	(394,350)	($13,211,113)

Class B shares

Sold	34,238	$822,466	44,605	$1,365,379
Distributions reinvested	3,234	87,218	35,129	799,788
Repurchased	(157,836)	(3,860,326)	(213,470)	(6,559,803)

Net decrease	(120,364)	($2,950,642)	(133,736)	($4,394,636)

Class C shares

Sold	33,391	$831,273	34,564	$1,073,646
Distributions reinvested	2,024	54,586	19,420	442,188
Repurchased	(70,882)	(1,706,967)	(209,982)	(6,645,314)

Net decrease	(35,467)	($821,108)	(155,998)	($5,129,480)

Class I shares

Sold	3,684,749	$84,068,147	35,930	$1,090,861
Distributions reinvested	69,850	1,892,236	4,317	98,505
Repurchased	(566,742)	(14,806,818)	(64,731)	(2,262,026)

Net increase (decrease)	3,187,857	$71,153,565	(24,484)	($1,072,660)

Annual report | International Core Fund	43

	Year ended 2-28-10[1]		Year ended 2-28-09
	Shares	Amount	Shares	Amount
Class R1 shares

Sold	2,549	$60,268	621	$16,272
Distributions reinvested	91	2,466	470	10,681
Repurchased	(897)	(22,016)	(717)	(25,761)

Net increase	1,743	$40,718	374	$1,192

Class R3 shares

Sold	1,072	$25,000	—	—

Net increase	1,072	$25,000	—	—

Class R4 shares

Sold	1,072	$25,000	—	—

Net increase	1,072	$25,000	—	—

Class R5 shares

Sold	1,425	$34,030	—	—
Repurchased	(174)	(4,500)	—	—

Net increase	1,251	$29,530	—	—

Class 1 shares

Sold	125,633	$3,081,025	97,067	$2,952,539
Distributions reinvested	39,820	1,080,309	210,437	4,804,287
Repurchased	(306,337)	(7,335,607)	(366,172)	(11,643,597)

Net decrease	(140,884)	($3,174,273)	(58,668)	($3,886,771)

Class NAV shares

Sold	4,768,948	$118,536,541	6,143,850	$168,517,274
Distributions reinvested	673,503	18,258,674	3,457,327	78,896,195
Repurchased	(7,076,676)	(168,092,370)	(13,054,397)	(483,437,873)

Net decrease	(1,634,225)	($31,297,155)	(3,453,220)	($236,024,404)

Net increase (decrease)	7,083,808	$188,583,389	(4,220,082)	($263,717,872)

1 The inception date for Class R3, Class R4 and Class R5 shares is 5-22-09.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $532,018,613 and $409,106,574, respectively for the year ended February 28, 2010.

44	International Core Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of
John Hancock International Core Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock International Core Fund (the “Fund”) at February 28, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 15, 2010

Annual report | International Core Fund	45

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 28, 2010.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2010.

Shareholders will be mailed a 2010 Form 1099-DIV in January 2011. This will reflect the total of all distributions that are taxable for calendar year 2010.

46	International Core Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2006	47

Chairperson (since 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency)
(until 2007); Vice President, Institute of International Education (until 2007); Senior Fellow, Cornell
University Institute of Public Affairs, Cornell University (1997–1998); Former President Wells College,
St. Lawrence University and the Association of Colleges and Universities of the State of New York.
Director of the following: Niagara Mohawk Power Corporation (until 2003); Security Mutual Life
(insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program (until 2007);
UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002); Council for
International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	2006	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin
Insurance Agency, Inc. (since 1995); Chairman and Chief Executive Officer, Carlin Consolidated, Inc.
(management/investments) (since 1987).

William H. Cunningham, Born: 1944	2006	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation
(since 2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (since 2007).

Annual report | International Core Fund	47

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	2006	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia
Archdiocesan Educational Fund (since 2009); Senior Vice President and Chief Financial Officer, UGI
Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas,
Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director,
EnergyNorth, Inc. (until 1995); Director, Parks and History Association (Cooperating Association,
National Park Service) (until 2005).

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998-2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2006	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	2006	47

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2008	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman,
Industrial Markets, KPMG (1998–2002).

Non-Independent Trustees3

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2006	244

Senior Executive Vice President, U.S. Division, Manulife Financial Corporation (since 2009), Executive
Vice President (1999–2009); Chairman and Director, John Hancock Advisers, LLC and John Hancock
Funds, LLC (since 2005); Chairman and Director, John Hancock Investment Management Services, LLC
(since 2006); Trustee of John Hancock Trust (since 2005), John Hancock Funds II (since 2005) and the
John Hancock retail funds (since 2006).

48	International Core Fund | Annual report

Non-Independent Trustees3 (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, Strategic Initiatives (since 2006), Vice President (until 2006), Manulife Financial
Corporation; Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers,
LLC, The Berkeley Financial Group, LLC, John Hancock Investment Management Services, LLC
and John Hancock Funds, LLC (since 2007); Chief Operating Officer, John Hancock Funds II and
John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (2007–2009);
Director, John Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock
Advisers, LLC, The Berkeley Financial Group, LLC, MFC Global Investment Management (U.S.), LLC,
John Hancock Investment Management Services, LLC, John Hancock Funds, LLC, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (2005-2007).

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
Directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2006

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC, The Berkeley Financial Group, LLC, John Hancock Funds,
LLC (since 2005); Director, MFC Global Investment Management (U.S.), LLC (since 2005); Chairman and
Director, Signature Services (since 2005); Director, President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer,
John Hancock retail funds (since 2005); President and Chief Executive Officer (until 2009), John Hancock
Funds II and John Hancock Trust; Director, Chairman and President, NM Capital Management, Inc.
(since 2005); Member and former Chairman, Investment Company Institute Sales Force Marketing
Committee (since 2003); President and Chief Executive Officer, MFC Global (U.S.) (2005–2006).

Andrew G. Arnott, Born: 1971	2009

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2009); Senior Vice President (since 2007),
Vice President (2005–2007), John Hancock Advisers, LLC; Senior Vice President (since 2008), Vice
President (2006–2008), John Hancock Investment Management Services, LLC; Senior Vice President
(since 2006), Vice President (2005–2006), 2nd Vice President (2004–2005), John Hancock Funds,
LLC; Chief Operating Officer (since 2009), Vice President (2007–2009), John Hancock retail funds;
Vice President (since 2006), John Hancock Funds II and John Hancock Trust; Senior Vice President
(2005–2009), Product Management and Development for John Hancock Funds, LLC; Vice President and
Director (1998–2005), Marketing and Product Management for John Hancock Funds, LLC.

Annual report | International Core Fund	49

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
Directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock Funds II and John Hancock
Trust (since 2006); Secretary and Chief Legal Counsel (since 2008) and Secretary (2007–2008),
John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC; Secretary,
John Hancock Funds, LLC and The Berkeley Financial Group, LLC (since 2007); Vice President and
Associate General Counsel for Massachusetts Mutual Life Insurance Company (1999–2006); Secretary
and Chief Legal Counsel for MML Series Investment Fund (2000–2006); Secretary and Chief Legal
Counsel for MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Trust,
John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2005);
Vice President, John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and
MFC Global Investment Management (U.S.), LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management
Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds, John Hancock Funds II and
John Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005).

Michael J. Leary, Born: 1965	2007

Treasurer
Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2009);
Assistant Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust
(2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291 or by visiting our Web site www.jhfunds.com.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

50	International Core Fund | Annual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management
James R. Boyle†	Services, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	Grantham, Mayo, Van Otterloo & Co. LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer	The report is certified under the Sarbanes-Oxley
Act, which requires mutual funds and other public
Charles A. Rizzo	companies to affirm that, to the best of their
Chief Financial Officer	knowledge, the information in their financial reports
is fairly and accurately stated in all material respects.
Michael J. Leary
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | International Core Fund	51

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Core Fund.	6600A 2/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/10

John Hancock
MUTUAL FUNDS

John Hancock
Growth Opportunities Fund

Annual Report
2.28.10

Management’s discussion of
Fund performance

By Grantham, Mayo, Van Otterloo & Co. LLC

U.S. stocks posted exceptionally strong gains during the 12 months ended February 28, 2010, with mid- and small-cap stocks leading the way. The government’s stimulative fiscal and monetary policies helped push the market sharply higher in the first half of the period. Upward momentum waned thereafter, as investors took some profits and waited to see whether the economic recovery would gain traction. While healthy economic growth later in 2009 helped bolster investors’ confidence, unemployment remained persistently high and home prices continued to decline. Additionally, credit concerns about Greece briefly spooked the market late in the period. During the period, the Fund’s benchmark, the Russell 2500 Growth Index, delivered a robust 66.26% return.

During the past year, John Hancock Growth Opportunities Fund’s Class A shares returned 46.57% at net asset value, trailing its benchmark. The Fund also lagged the 60.01% mark of the Morningstar, Inc. small growth funds’ average. Performance was curbed by stock selection in information technology, consumer discretionary and health care. In technology, performance suffered due to our position in Mantech International Corp., a provider of technology solutions for government security programs. The stock’s defensive, countercyclical status hurt its relative performance. Other detractors in the tech sector included InterDigital, Inc., a provider of digital wireless technologies for the cellular industry, and Palm, Inc., a smart phone supplier. Consumer discretionary holdings ITT Educational Services, Inc. and Corinthian Colleges, Inc. also underperformed, as did health care positions in Myriad Genetics, Inc., a provider of molecular diagnostic products, and Abraxis Bioscience, Inc. We sold all four of these companies. Conversely, contributors included mattress maker Tempur-Pedic International Inc., whose stock was boosted when the company announced a share buyback program, media and marketing holding Valassis Communications, Inc., and character-based entertainment company Marvel Entertainment, which was bought by Disney. We sold our stake in Disney after the buyout. Mortgage insurance provider Genworth Financial, Inc. and asset manager Eaton Vance, which we sold, also added value.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The Fund is non-diversified, which means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	Growth Opportunities Fund | Annual report

A look at performance

For the period ended February 28, 2010

	Average annual returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

	1-year	5-year	10-year	inception Since 1	1-year	5-year	10-year	inception Since 1

Class A2	39.21	—	—	–6.27	39.21	—	—	–25.04

Class B2	40.54	—	—	–6.21	40.54	—	—	–24.81

Class C2	44.67	—	—	–5.77	44.67	—	—	–23.26

Class I2,3	47.34	—	—	–4.72	47.34	—	—	–19.38

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until June 30, 2010. The net expenses are as follows: Class A — 1.50%, Class B — 2.20%, Class C — 2.20% and Class I — 1.02%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.85%, Class B — 2.91%, Class C — 3.29% and Class I — 121.80%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 From September 16, 2005.

2 On June 9, 2006, through a reorganization the Fund acquired all of the assets of the GMO Small/Mid Cap Growth Fund (the predecessor fund). The predecessor fund offered its Class III shares, inception date September 16, 2005, in exchange for Class A shares, which were first offered on June 12, 2006. The predecessor fund’s Class III shares returns have been recalculated to reflect the gross fees and expenses of Class A shares. The inception date for Class B, Class C and Class I shares is June 12, 2006; the returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B, Class C and Class I shares, respectively.

3 For certain types of investors, as described in the Fund’s Class I share prospectus.

Annual report | Growth Opportunities Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Growth Opportunities Fund Class A shares1 for the period indicated. For comparison, we’ve shown the same investment in the Russell 2500 Growth Index.

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of February 28, 2010. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2500 Growth Index is an unmanaged index containing those securities in the Russell 2500 Index with a greater-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 On June 9, 2006, through a reorganization the Fund acquired all of the assets of the GMO Small/Mid Cap Growth Fund (the predecessor fund). The predecessor fund offered its Class III shares, inception date September 16, 2005, in exchange for Class A shares, which were first offered on June 12, 2006. The predecessor fund’s Class III shares returns have been recalculated to reflect the gross fees and expenses of Class A shares. The inception date for Class B, Class C and Class I shares is June 12, 2006; the returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B, Class C and Class I shares, respectively.

2 NAV represents net asset value and POP represents public offering price.

3 The contingent deferred sales charge, if any, is not applicable.

4 For certain types of investors, as described in the Fund’s Class I share prospectus.

8	Growth Opportunities Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2009 with the same investment held until February 28, 2010.

	Account value	Ending value	Expenses paid during period
	on 9-1-09	on 2-28-10	ended 2-28-10[1]

Class A	$1,000.00	$1,138.00	$9.28

Class B	1,000.00	1,134.10	11.96

Class C	1,000.00	1,134.10	12.33

Class I	1,000.00	1,140.80	5.41

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Growth Opportunities Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2009, with the same investment held until February 28, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 9-1-09	on 2-28-10	ended 2-28-10[1]

Class A	$1,000.00	$1,016.10	8.75

Class B	1,000.00	1,013.60	11.28

Class C	1,000.00	1,013.20	11.63

Class I	1,000.00	1,019.70	5.11

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.75%, 2.26%, 2.33% and 1.02%, for Class A, Class B, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10	Growth Opportunities Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

Walter Energy, Inc.	2.7%	J. Crew Group, Inc.	1.8%

Lubrizol Corp.	2.3%	Mettler-Toledo International, Inc.	1.7%

Genworth Financial, Inc., Class A	2.3%	Tupperware Brands Corp.	1.6%

Human Genome Sciences, Inc.	2.0%	Tempur-Pedic International, Inc.	1.5%

F5 Networks, Inc.	1.9%	Chico’s FAS, Inc.	1.5%

Sector Composition[2,3]

Information Technology	23%	Materials	7%

Consumer Discretionary	20%	Consumer Staples	5%

Health Care	17%	Energy	4%

Industrials	11%	Short-Term Investments & Other	5%

Financials	8%

1 As a percentage of net assets on February 28, 2010. Excludes cash and cash equivalents.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3 As a percentage of net assets on February 28, 2010.

Annual report | Growth Opportunities Fund	11

Fund’s investments

As of 2-28-10

	Shares	Value

Common Stocks 96.06%		$51,485,998

(Cost $46,370,833)

Consumer Discretionary 19.84%		10,630,988

Auto Components 1.28%

ArvinMeritor, Inc. (I)(L)	2,600	30,316

China Automotive Systems, Inc. (I)	1,300	26,247

Cooper Tire & Rubber Company	4,000	70,160

Goodyear Tire & Rubber Company (I)	20,500	266,295

Standard Motor Products, Inc.	1,300	10,543

TRW Automotive Holdings Corp. (I)	8,000	214,960

Wonder Auto Technology, Inc. (I)	6,800	67,388

Automobiles 0.21%

Thor Industries, Inc.	3,300	111,969

Diversified Consumer Services 0.20%

CPI Corp.	400	5,028

Pre-Paid Legal Services, Inc. (I)(L)	2,000	83,280

Universal Technical Institute, Inc. (I)	800	20,208

Hotels, Restaurants & Leisure 2.50%

Ambassadors Group, Inc.	1,400	15,806

BJ’s Restaurants, Inc. (I)(L)	800	17,120

California Pizza Kitchen, Inc. (I)	2,000	31,080

Carrols Restaurant Group, Inc. (I)	1,400	8,890

CEC Entertainment, Inc. (I)	700	24,535

Cheesecake Factory, Inc. (I)	11,500	271,975

Cracker Barrel Old Country Store, Inc.	4,600	200,928

DineEquity, Inc. (I)	500	14,670

Interval Leisure Group, Inc. (I)	4,400	63,184

P.F. Chang’s China Bistro, Inc. (I)	1,800	76,392

Universal Travel Group. (I)	1,300	12,857

WMS Industries, Inc. (I)	800	30,344

Wyndham Worldwide Corp.	24,900	572,451

Household Durables 3.71%

Harman International Industries, Inc. (I)	6,200	267,468

National Presto Industries, Inc.	500	63,080

Tempur-Pedic International, Inc. (I)	28,700	815,080

Tupperware Brands Corp.	18,000	841,140

Internet & Catalog Retail 0.02%

1-800-Flowers.com, Inc., Class A (I)	5,900	11,977

See notes to financial statements

12	Growth Opportunities Fund | Annual report

	Shares	Value
Leisure Equipment & Products 0.12%

Polaris Industries, Inc. (L)	1,400	$64,036

Media 2.05%

CTC Media, Inc.	27,300	466,830

Arbitron, Inc. (L)	1,000	21,500

Valassis Communications, Inc. (I)	23,800	609,756

Specialty Retail 7.25%

Abercrombie & Fitch Company, Class A	1,800	65,556

Aeropostale, Inc. (I) (L)	4,300	152,048

Cato Corp., Class A	300	5,880

Chico’s FAS, Inc.	59,200	802,160

Finish Line, Inc. (L)	6,200	74,958

Guess?, Inc.	18,200	742,378

Gymboree Corp. (I)(L)	3,600	156,600

hhgregg, Inc. (I)	2,800	58,436

J. Crew Group, Inc. (I)(L)	22,500	946,800

Jo-Ann Stores, Inc. (I)	600	22,710

Jos. A. Bank Clothiers, Inc. (I)	1,800	80,514

Kirklands, Inc. (I)	7,100	117,576

Monro Muffler Brake, Inc.	300	10,458

Office Depot, Inc. (I)	10,700	77,254

OfficeMax, Inc. (I)	3,000	47,910

Sonic Automotive, Inc. (I)(L)	2,500	25,750

Stein Mart, Inc. (I)	8,600	70,262

Tiffany & Company	5,900	261,901

Williams-Sonoma, Inc. (L)	7,800	167,388

Textiles, Apparel & Luxury Goods 2.50%

Crocs, Inc. (I)	10,600	74,730

Fossil, Inc. (I)	12,000	435,000

Oxford Industries, Inc.	800	15,568

Phillips-Van Heusen Corp.	7,200	313,344

Steven Madden, Ltd. (I)	600	25,206

True Religion Apparel, Inc. (I)(L)	5,000	122,800

Warnaco Group, Inc. (I)	7,600	317,224

Wolverine World Wide, Inc.	1,200	33,084

Consumer Staples 5.66%		3,035,393

Beverages 0.19%

Boston Beer Company, Inc. (I)	1,000	47,320

Coca-Cola Bottling Company	1,000	55,650

Food & Staples Retailing 1.24%

United Natural Foods, Inc. (I)	1,200	35,244

Whole Foods Market, Inc. (I)(L)	17,700	628,173

Food Products 0.91%

B&G Foods, Inc.	1,700	15,827

Cal-Maine Foods, Inc.	2,400	76,944

Darling International, Inc. (I)	7,300	58,838

Green Mountain Coffee Roasters, Inc. (I)(L)	4,000	337,560

See notes to financial statements

Annual report | Growth Opportunities Fund	13

	Shares	Value
Household Products 0.12%

WD-40 Company	2,100	$65,772

Personal Products 3.20%

Bare Escentuals, Inc. (I)	1,100	19,998

Herbalife, Ltd.	8,300	332,415

Medifast, Inc. (I)(L)	5,000	105,700

NBTY, Inc. (I)	17,600	799,040

Nu Skin Enterprises, Inc., Class A	17,100	456,912

Energy 4.55%		2,436,519

Energy Equipment & Services 2.94%

Atwood Oceanics, Inc. (I)	9,000	301,140

Dresser-Rand Group, Inc. (I)	4,500	139,095

Dril-Quip, Inc. (I)	6,200	339,264

Hercules Offshore, Inc. (I)	2,000	7,320

Lufkin Industries, Inc.	1,400	102,270

Oceaneering International, Inc. (I)	10,000	604,500

PHI, Inc. (I)	1,600	31,232

Rowan Companies, Inc.	1,900	49,438

Oil, Gas & Consumable Fuels 1.61%

Atlas Energy Inc. (I)	5,400	176,256

ATP Oil & Gas Corp. (I)	1,000	18,060

Brigham Exploration Company (I)(L)	10,100	165,842

Enbridge Energy Management LLC (I)	100	4,999

Golar LNG, Ltd. (I)	2,500	28,000

Holly Corp.	6,900	177,192

International Coal Group, Inc. (I)	100	436

Massey Energy Company	5,900	254,113

Ship Finance International, Ltd. (L)	1,700	27,030

Venoco, Inc. (I)	900	10,332

Financials 7.80%		4,181,286

Capital Markets 1.86%

GFI Group, Inc.	17,400	95,874

International Assets Holding Corp. (I)	500	7,805

Janus Capital Group, Inc.	9,300	116,250

Knight Capital Group, Inc. (I)	4,100	66,174

optionsXpress Holdings, Inc. (I)	4,500	71,145

SEI Investments Company	6,000	105,720

Teton Advisors, Inc., Class A	20	220

Waddell & Reed Financial, Inc., Class A	16,200	532,656

Commercial Banks 0.05%

Comerica, Inc.	100	3,608

Great Southern Bancorp, Inc.	1,000	22,850

SunTrust Banks, Inc.	100	2,381

Consumer Finance 1.49%

Advance America Cash Advance Centers, Inc.	10,800	67,716

AmeriCredit Corp. (I)(L)	9,300	206,925

Cardtronics, Inc. (I)	8,600	84,968

See notes to financial statements

14	Growth Opportunities Fund | Annual report

	Shares	Value
Consumer Finance (continued)

Credit Acceptance Corp. (I)(L)	6,200	$249,054

Dollar Financial Corp. (I)	4,400	98,736

First Cash Financial Services, Inc. (I)	4,300	91,246

Diversified Financial Services 0.15%

Interactive Brokers Group, Inc., Class A (I)	100	1,723

MSCI, Inc. (I)	2,700	80,946

Insurance 2.88%

Axis Capital Holdings, Ltd.	4,600	144,670

Endurance Specialty Holdings, Ltd.	2,300	88,458

FBL Financial Group, Inc., Class A	2,800	56,896

Genworth Financial, Inc., Class A (I)(L)	77,700	1,238,538

Universal Insurance Holdings, Inc.	2,300	13,915

Real Estate Investment Trusts 0.39%

American Capital Agency Corp.	200	5,064

Anworth Mortgage Asset Corp.	100	676

Apollo Commercial Real Estate Finance, Inc. (I)	300	5,322

Colony Financial, Inc.	200	3,988

Crexus Investment Corp. (I)	300	4,149

DuPont Fabros Technology, Inc.	8,700	170,520

MFA Mortgage Investments, Inc.	100	724

Pennymac Mortgage Investment Trust (I)	200	3,298

Starwood Property Trust, Inc.	500	9,355

Walter Investment Management Corp.	392	5,676

Real Estate Management & Development 0.98%

CB Richard Ellis Group, Inc. (I)(L)	39,700	524,040

Health Care 16.85%		9,031,868

Biotechnology 2.63%

Emergent Biosolutions, Inc. (I)	5,500	80,630

Human Genome Sciences, Inc. (I)	38,400	1,080,960

Immunogen, Inc. (I)	100	661

Mannkind Corp. (I)(L)	10,800	107,892

NPS Pharmaceuticals, Inc. (I)	100	334

Protalix BioTherapeutics, Inc. (I)(L)	14,500	98,020

Rigel Pharmaceuticals, Inc. (I)	5,100	38,505

Health Care Equipment & Supplies 4.13%

American Medical Systems Holdings, Inc. (I)(L)	5,700	103,284

ArthroCare Corp. (I)	200	5,314

Beckman Coulter, Inc.	6,200	406,472

Exactech, Inc. (I)	1,900	36,841

Hill-Rom Holdings, Inc.	6,600	173,184

ICU Medical, Inc. (I)	1,900	65,303

IDEXX Laboratories, Inc. (I)(L)	5,500	290,455

Kensey Nash Corp. (I)	2,900	64,003

Kinetic Concepts, Inc. (I)	5,100	213,792

Merit Medical Systems, Inc. (I)	7,000	103,040

Orthofix International NV (I)	7,300	248,857

Sirona Dental Systems, Inc. (I)	13,800	495,282

Somanetics Corp. (I)	300	5,058

See notes to financial statements

Annual report | Growth Opportunities Fund	15

	Shares	Value
Health Care Providers & Services 5.63%

Air Methods Corp. (I)	500	$13,305

AMN Healthcare Services, Inc. (I)	1,200	11,064

BioScrip, Inc. (I)	10,800	79,812

Catalyst Health Solutions, Inc. (I)	4,000	150,760

Chemed Corp.	1,800	96,408

Community Health Systems, Inc. (I)	3,700	126,799

CorVel Corp. (I)	5,300	170,660

Emergency Medical Services Corp., Class A (I)	2,100	109,326

Health Management Associates, Inc. (I)	105,600	769,824

Healthways, Inc. (I)	400	6,008

HMS Holdings Corp. (I)	3,400	156,536

inVentiv Health, Inc. (I)	4,100	60,188

Lincare Holdings, Inc. (I)	4,200	168,672

MEDNAX, Inc. (I)	3,700	197,950

Odyssey HealthCare, Inc. (I)	1,100	19,283

Owens & Minor, Inc.	100	4,465

Patterson Companies, Inc. (I)	12,800	379,904

Providence Service Corp. (I)	2,600	31,486

Tenet Healthcare Corp. (I)	80,800	425,816

Universal Health Services, Inc., Class B	1,000	31,020

US Physical Therapy, Inc. (I)	500	8,200

WellCare Health Plans, Inc. (I)	100	2,670

Health Care Technology 0.05%

Computer Programs & Systems, Inc.	800	28,752

Life Sciences Tools & Services 3.99%

Affymetrix, Inc. (I)	4,500	32,895

Albany Molecular Research, Inc. (I)	100	898

Bio-Rad Laboratories, Inc. (I)	500	46,695

Bruker BioSciences Corp. (I)	7,300	91,250

Charles River Laboratories International, Inc. (I)	2,800	106,176

Dionex Corp. (I)	2,400	163,920

eResearch Technology, Inc. (I)	10,900	65,945

Kendle International, Inc. (I)	1,200	20,436

Mettler-Toledo International, Inc. (I)	9,000	894,690

Millipore Corp. (I)(L)	5,200	490,932

Parexel International Corp. (I)	4,200	84,630

PerkinElmer, Inc.	2,400	53,304

Varian, Inc. (I)(L)	1,700	87,856

Pharmaceuticals 0.42%

Cadence Pharmaceuticals, Inc. (I)(L)	5,600	48,048

Hi-Tech Pharmacal Company, Inc. (I)	800	17,208

MAP Pharmaceuticals, Inc. (I)(L)	800	10,976

Medicis Pharmaceutical Corp., Class A	2,500	56,250

Perrigo Company	1,800	89,226

ViroPharma, Inc. (I)	300	3,738

See notes to financial statements

16	Growth Opportunities Fund | Annual report

	Shares	Value
Industrials 10.85%		$5,816,734

Aerospace & Defense 1.42%

AAR Corp. (I)	900	20,412

Aerovironment, Inc. (I)(L)	2,200	53,350

American Science & Engineering, Inc.	500	37,155

Applied Signal Technology, Inc.	1,000	18,470

BE Aerospace, Inc. (I)	9,400	243,460

DigitalGlobe, Inc. (I)	19	453

Esterline Technologies Corp. (I)	1,200	49,380

TransDigm Group, Inc.	6,800	341,496

Airlines 0.87%

Alaska Air Group, Inc. (I)	100	3,500

Copa Holdings SA, Class A	8,400	456,876

Hawaiian Holdings, Inc. (I)	500	3,890

SkyWest, Inc.	100	1,476

Building Products 0.61%

Armstrong World Industries, Inc. (I)	2,500	92,050

Lennox International, Inc.	3,800	160,360

Masco Corp.	100	1,337

Quanex Building Products Corp.	3,800	59,204

Trex Company, Inc. (I)(L)	800	15,992

Commercial Services & Supplies 1.32%

ATC Technology Corp. (I)	600	13,446

Corrections Corp. of America (I)	1,100	23,540

Deluxe Corp.	4,100	73,595

EnerNOC, Inc. (I)	4,100	108,404

Healthcare Services Group, Inc.	2,000	43,920

Herman Miller, Inc.	1,900	34,580

HNI Corp. (L)	11,900	282,863

Knoll, Inc.	4,100	49,282

R.R. Donnelley & Sons Company	200	3,978

Standard Parking Corp. (I)	300	4,926

Team, Inc. (I)	1,400	25,382

U.S. Ecology, Inc.	2,800	41,692

Construction & Engineering 0.13%

Michael Baker Corp. (I)	1,800	60,912

Orion Marine Group, Inc. (I)	400	7,024

Electrical Equipment 0.47%

AZZ, Inc.	1,700	53,397

GrafTech International, Ltd. (I)	3,200	39,968

Harbin Electric, Inc. (I)(L)	1,000	18,930

Hubbell, Inc.	800	37,480

Polypore International, Inc. (I)	5,400	80,838

Powell Industries, Inc. (I)	800	23,040

Industrial Conglomerates 0.20%

Carlisle Companies, Inc.	2,400	82,320

Raven Industries, Inc.	900	26,370

See notes to financial statements

Annual report | Growth Opportunities Fund	17

	Shares	Value
Machinery 3.19%

Actuant Corp., Class A	1,200	$21,732

Badger Meter, Inc. (L)	1,700	61,081

Bucyrus International, Inc.	5,900	369,104

Chart Industries, Inc. (I)	2,100	42,756

China Fire & Security Group, Inc. (I)(L)	600	8,442

Colfax Corp. (I)	1,800	20,394

Crane Company	5,100	161,517

Dynamic Materials Corp.	2,900	52,548

Force Protection, Inc. (I)	13,400	71,824

Freightcar America, Inc.	200	4,234

Graco, Inc.	900	24,669

Harsco Corp.	3,000	90,060

Middleby Corp. (I)	800	37,112

Nordson Corp.	2,100	138,180

Oshkosh Corp. (I)	100	3,812

Pall Corp.	10,200	402,594

Sauer-Danfoss, Inc. (I)	3,400	40,902

Toro Company	600	26,412

WABCO Holdings, Inc. (I)	5,000	133,700

Professional Services 0.76%

Administaff, Inc.	2,200	39,644

Diamond Management & Technology Consultants, Inc.	5,700	41,325

Equifax, Inc.	1,600	51,616

Exponent, Inc. (I)	2,500	66,575

ICF International, Inc. (I)	2,400	56,232

Robert Half International, Inc. (L)	4,600	128,340

The Advisory Board Company (I)	700	22,232

Road & Rail 1.26%

Avis Budget Group, Inc. (I)(L)	46,900	493,388

Con-way, Inc.	1,900	61,731

Dollar Thrifty Automotive Group, Inc. (I)	200	6,008

J.B. Hunt Transport Services, Inc.	2,100	74,508

Kansas City Southern (I)	1,100	37,730

Trading Companies & Distributors 0.62%

Titan Machinery, Inc. (I)(L)	4,300	51,213

Watsco, Inc. (I)(L)	2,300	133,032

WESCO International, Inc. (I)	5,100	147,339

Information Technology 22.86%		12,249,903

Communications Equipment 3.77%

Acme Packet, Inc. (I)	10,300	171,701

ADTRAN, Inc. (L)	5,700	133,266

Airvana, Inc. (I)	2,100	16,023

Arris Group, Inc. (I)	200	2,064

Aruba Networks, Inc. (I)	3,200	37,536

Blue Coat Systems, Inc. (I)	6,100	176,778

Brocade Communications Systems, Inc. (I)	29,000	168,780

F5 Networks, Inc. (I)	17,800	993,240

NETGEAR, Inc. (I)	1,100	27,885

See notes to financial statements

18	Growth Opportunities Fund | Annual report

	Shares	Value
Communications Equipment (continued)

Plantronics, Inc.	3,300	$93,819

Polycom, Inc. (I)	7,000	182,770

Tekelec, Inc. (I)	800	13,216

Tellabs, Inc.	300	2,073

Computers & Peripherals 0.73%

Novatel Wireless, Inc. (I)	1,200	7,992

QLogic Corp. (I)	5,000	91,000

Silicon Graphics International Corp. (I)	200	2,148

STEC, Inc. (I)(L)	14,600	150,088

Stratasys, Inc. (I)	5,300	139,761

Electronic Equipment, Instruments & Components 2.03%

Arrow Electronics, Inc. (I)	3,800	107,198

Avnet, Inc. (I)	10,000	276,100

AVX Corp.	2,300	28,290

Benchmark Electronics, Inc. (I)	700	13,860

Comverge, Inc. (I)	1,100	10,670

FARO Technologies, Inc. (I)	3,100	74,214

Insight Enterprises, Inc. (I)	1,100	14,069

Jabil Circuit, Inc.	23,600	358,012

Multi-Fineline Electronix, Inc. (I)	2,000	43,600

Plexus Corp. (I)	2,600	89,674

Rofin-Sinar Technologies, Inc. (I)	1,500	30,735

SYNNEX Corp. (I)	1,300	37,232

Tech Data Corp. (I)	100	4,284

Internet Software & Services 0.47%

Earthlink, Inc.	100	834

MercadoLibre, Inc. (I)(L)	3,100	127,534

ModusLink Global Solutions, Inc. (I)	500	4,950

Travelzoo, Inc. (I)	800	9,120

ValueClick, Inc. (I)	11,800	111,982

IT Services 3.83%

Broadridge Financial Solutions, Inc.	6,500	136,760

CSG Systems International, Inc. (I)	5,600	112,672

Exlservice Holdings, Inc. (I)	1,300	22,360

Global Cash Access, Inc. (I)	14,700	110,103

Global Payments, Inc.	5,700	244,017

Heartland Payment Systems, Inc.	1,900	29,051

Hewitt Associates, Inc. (I)	6,100	231,739

MAXIMUS, Inc.	4,000	230,320

NeuStar, Inc., Class A (I)	1,700	39,406

Sapient Corp.	6,900	62,238

Syntel, Inc. (L)	7,600	257,640

TeleTech Holdings, Inc. (I)(L)	9,500	166,155

TNS, Inc. (I)	3,200	75,616

Unisys Corp. (I)	1,000	34,910

VeriFone Holdings, Inc. (I)	4,100	79,130

Virtusa Corp. (I)	2,300	20,930

Wright Express Corp. (I)	7,000	198,240

See notes to financial statements

Annual report | Growth Opportunities Fund	19

	Shares	Value
Office Electronics 0.13%

Zebra Technologies Corp., Class A (I)	2,400	$68,568

Semiconductors & Semiconductor Equipment 4.82%

Cree, Inc. (I)	5,000	339,150

Cymer, Inc. (I)	100	3,132

Cypress Semiconductor Corp. (I)(L)	14,500	171,680

Diodes, Inc. (I)	12,600	247,086

Intersil Corp.	2,400	35,616

Micrel, Inc.	2,960	29,156

MKS Instruments, Inc. (I)	100	1,803

Monolithic Power Systems, Inc. (I)	500	10,155

Netlogic Microsystems, Inc. (I)	500	27,095

NVE Corp. (I)(L)	1,100	48,906

OmniVision Technologies, Inc. (I)	400	5,812

ON Semiconductor Corp. (I)	61,900	492,724

Power Integrations, Inc.	3,000	107,880

Silicon Laboratories, Inc. (I)	7,400	336,256

Skyworks Solutions, Inc. (I)(L)	12,700	193,929

Supertex, Inc. (I)	1,500	35,865

Teradyne, Inc. (I)(L)	4,200	41,958

Tessera Technologies, Inc. (I)	5,100	91,596

Veeco Instruments, Inc. (I)	6,800	231,880

Volterra Semiconductor Corp. (I)	6,000	130,980

Software 7.08%

Actuate Corp. (I)	4,500	24,120

ArcSight, Inc. (I)	2,100	56,280

Blackbaud, Inc.	2,200	51,216

Cadence Design Systems, Inc. (I)	10,700	60,990

FactSet Research Systems, Inc. (L)	7,900	522,980

Informatica Corp. (I)	5,900	150,568

Jack Henry & Associates, Inc.	1,600	36,128

Manhattan Associates, Inc. (I)	800	20,216

MICROS Systems, Inc. (I)	12,000	360,480

MicroStrategy, Inc., Class A (I)	4,300	381,367

Net 1 UEPS Technologies, Inc. (I)	2,100	37,065

Pegasystems, Inc.	5,600	201,600

Radiant Systems, Inc. (I)	5,000	55,850

Red Hat, Inc. (I)	20,100	563,805

Renaissance Learning, Inc.	5,700	79,515

Rovi Corp. (I)	21,800	730,300

Smith Micro Software, Inc. (I)	9,100	79,716

Sourcefire, Inc. (I)	4,200	98,112

Sybase, Inc. (I)	700	31,073

Synchronoss Technologies, Inc. (I)	3,300	57,453

TIBCO Software, Inc. (I)	9,300	85,281

Tyler Technologies, Inc. (I)	6,100	110,776

See notes to financial statements

20	Growth Opportunities Fund | Annual report

	Shares	Value
Materials 7.04%		$3,775,046

Chemicals 3.80%

Ashland, Inc.	2,400	112,992

International Flavors & Fragrances, Inc.	4,700	197,917

LSB Industries, Inc. (I)	1,800	25,578

Lubrizol Corp.	15,700	1,240,457

NewMarket Corp.	3,700	329,485

Omnova Solutions, Inc. (I)	4,200	25,705

Stepan Company	400	19,016

W.R. Grace & Company (I)	2,900	83,984

Containers & Packaging 0.47%

AEP Industries, Inc. (I)	1,100	38,390

Boise, Inc. (I)	8,000	38,000

Bway Holding Company (I)	800	12,056

Crown Holdings, Inc. (I)	6,000	163,920

Metals & Mining 2.77%

Allied Nevada Gold Corp. (I)(L)	1,900	26,144

Walter Energy, Inc.	18,600	1,461,402

Telecommunication Services 0.61%		328,261

Diversified Telecommunication Services 0.33%

AboveNet, Inc. (I)	1,600	97,792

Cogent Communications Group, Inc. (I)	2,100	20,664

Global Crossing, Ltd. (I)	4,100	58,425

Wireless Telecommunication Services 0.28%

Syniverse Holdings, Inc. (I)	9,000	151,380

Short-Term Investments 16.68%		$8,937,814

(Cost $8,934,839)

		Maturity
	Yield*	date	Par value	Value
U.S. Government 1.42%				759,983
U.S. Treasury Bills	0.010%	03-18-10	760,000	759,983

Repurchase Agreement 2.68%				1,434,000
Repurchase Agreement with State Street Corp.
dated 2-26-10 at 0.01% to be repurchased
at $1,431,001 on 3-1-10, collateralized by
$1,450,000 Federal Home Loan Mortgage
Corp., 2.00% due 06-15-12 (valued at
$1,457,076, including interest)			1,434,000	1,434,000
			Shares	Value
Securities Lending Collateral 12.58%				6,743,831
John Hancock Collateral Investment Trust (W)	0.1869% (Y)		673,703	6,743,831

Total investments (Cost $55,305,672)† 112.74%				$60,423,812

Other assets and liabilities, net (12.74%)				($6,828,982)

Total net assets 100.00%				$53,594,830

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Annual report | Growth Opportunities Fund	21

Notes to Schedule of Investments

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of February 28, 2010.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser and represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of February 28, 2010.

* Yield represents the annualized yield at the date of purchase.

† At February 28, 2010, the aggregate cost of investment securities for federal income tax purposes was $55,406,075. Net unrealized appreciation aggregated $5,017,737, of which $7,268,922 related to appreciated investment securities and $2,251,185 related to depreciated investment securities.

See notes to financial statements

22	Growth Opportunities Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-10

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $47,130,816) including
$6,594,716 of securities loaned (Note 2)	$52,245,981
Investments in affiliated issuers, at value (Cost $6,740,856) (Note 2)	6,743,831
Repurchase agreements, at value (Cost $1,434,000) (Note 2)	1,434,000

Total investments, at value (Cost $55,305,672)	60,423,812
Cash	968
Cash held at broker for futures contracts	180,800
Receivable for investments sold	756,860
Receivable for fund shares sold	22,055
Dividends and interest receivable	28,295
Receivable for securities lending income	3,744
Other receivables and prepaid assets	1,540

Total assets	61,418,074

Liabilities

Payable for investments purchased	773,108
Payable for fund shares repurchased	147,929
Payable upon return of securities loaned (Note 2)	6,741,138
Payable for futures variation margin	1,440
Payable to affiliates
Accounting and legal services fees	822
Transfer agent fees	24,193
Distribution and service fees	53
Trustees’ fees	1,126
Investment management fees	58,970
Other liabilities and accrued expenses	74,465

Total liabilities	7,823,244

Net assets

Capital paid-in	$89,482,971
Accumulated net investment loss	(942)
Accumulated net realized loss on investments and futures contracts	(41,117,437)
Net unrealized appreciation on investments and futures contracts	5,230,238

Net assets	$53,594,830

See notes to financial statements

Annual report | Growth Opportunities Fund	23

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($46,830,367 ÷ 2,770,544 shares)	$16.90
Class B ($4,665,630 ÷ 282,962 shares)[1]	$16.49
Class C ($2,066,638 ÷ 125,356 shares)[1]	$16.49
Class I ($32,195 ÷ 1,874 shares)	$17.18

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$17.79

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

24	Growth Opportunities Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 2-28-10

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$360,228
Securities lending	52,652
Interest	908

Total investment income	413,788

Expenses

Investment management fees (Note 5)	400,052
Distribution and service fees (Note 5)	197,084
Accounting and legal services fees (Note 5)	5,121
Transfer agent fees (Note 5)	346,206
Trustees’ fees (Note 5)	4,281
State registration fees (Note 5)	46,980
Printing and postage fees	38,209
Professional fees	40,297
Custodian fees	25,525
Registration and filing fees	28,796
Proxy fees	16,110
Other	2,712

Total expenses	1,151,373
Less expense reductions (Note 5)	(348,025)

Net expenses	803,348

Net investment loss	(389,560)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(9,398,702)
Investments in affiliated issuers	(282)
Futures contracts (Note 3)	634,782
(8,764,202)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	27,405,587
Investments in affiliated underlying funds	2,975
Futures contracts (Note 3)	218,524
27,627,086
Net realized and unrealized gain	18,862,884
Increase in net assets from operations	$18,473,324

See notes to financial statements

Annual report | Growth Opportunities Fund	25

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	2-28-10	2-28-09

Increase (decrease) in net assets

From operations
Net investment loss	($389,560)	($454,855)
Net realized loss	(8,764,202)	(18,261,575)
Change in net unrealized appreciation (depreciation)	27,627,086	(16,758,580)

Increase (decrease) in net assets resulting from operations	18,473,324	(35,475,010)

From Fund share transactions (Note 6)	(7,035,680)	(9,877,514)

Total increase (decrease)	11,437,644	(45,352,524)

Net assets

Beginning of year	42,157,186	87,509,710

End of year	$53,594,830	$42,157,186

Accumulated net investment loss	($942)	($769)

See notes to financial statements

26	Growth Opportunities Fund | Annual report

Financial highlights

CLASS A SHARES Period ended	2-28-10	2-28-09	2-29-08	2-28-07[1]	2-28-06[2]

Per share operating performance

Net asset value, beginning of year	$11.53	$20.76	$24.34	$23.29	$21.31
Net investment income (loss)[3]	(0.10)	(0.10)	(0.15)	(0.07)[4]	0.04
Net realized and unrealized gain (loss) on investments	5.47	(9.13)	(3.43)	1.36	1.94

Total from investment operations	5.37	(9.23)	(3.58)	1.29	1.98

Less distributions
From net realized gain	—	—	—[5]	(0.24)	—

Net asset value, end of year	$16.90	$11.53	$20.76	$24.34	$23.29

Total return (%)[6,7]	46.57	(44.46)	(14.69)	5.57	9.29[8]

Ratios and supplemental data

Net assets, end of year (in millions)	$47	$36	$72	$5	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.12[10]	2.01	1.81	5.59	5.45[9]
Expenses net of fee waivers	1.64[10]	1.81	1.55	1.32	0.48[9]
Expenses net of fee waivers and credits	1.51[10]	1.54	1.54	1.32	0.48[9]
Net investment income (loss)	(0.68)	(0.52)	(0.64)	(0.34)[4]	0.41[9]
Portfolio turnover (%)	125	140	262[11]	96	43

1 Effective June 12, 2006, shareholders of the former GMO Small/Mid Cap Growth Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock Growth Opportunities Fund. Additionally, the accounting and performance history of the former GMO Small/Mid Cap Growth Fund was redesignated as that of John Hancock Growth Opportunities Fund Class A.

2 The inception date for Class A shares is 9-16-05.

3 Based on the average daily shares outstanding.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.03 per share and 0.14% of average net assets.

5 Less than $0.005 per share.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Assumes dividend reinvestment (if applicable).

8 Not annualized.

9 Annualized.

10 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.03%.

11 Excludes merger activity.

See notes to financial statements

Annual report | Growth Opportunities Fund	27

CLASS B SHARES Period ended	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$11.33	$20.52	$24.23	$22.17
Net investment loss[2]	(0.20)	(0.23)	(0.31)	(0.20)[3]
Net realized and unrealized gain (loss) on investments	5.36	(8.96)	(3.40)	2.50

Total from investment operations	5.16	(9.19)	(3.71)	2.30

Less distributions
From net realized gain	—	—	—[4]	(0.24)

Net asset value, end of year	$16.49	$11.33	$20.52	$24.23

Total return (%)[5,6]	45.54	(44.79)	(15.29)	10.40[7]

Ratios and supplemental data

Net assets, end of year (in millions)	$5	$5	$13	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.19[10]	3.07	2.61	$14.62[9]
Expenses net of fee waivers	2.24[10]	2.72	2.25	2.22[9]
Expenses net of fee waivers and credits	2.21[10]	2.24	2.24	2.22[9]
Net investment loss	(1.38)	(1.24)	(1.34)	(1.21)[3,9]
Portfolio turnover (%)	125	140	262[11]	96

1 The inception date for Class B shares is 6-12-06.

2 Based on the average daily shares outstanding.

3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.02 per share and 0.11% of average net assets.

4 Less than $0.005 per share.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment (if applicable).

7 Not annualized.

8 Less than $500,000.

9 Annualized.

10 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

11 Excludes merger activity.

CLASS C SHARES Period ended	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$11.32	$20.53	$24.23	$22.17
Net investment loss[2]	(0.20)	(0.21)	(0.32)	(0.19)[3]
Net realized and unrealized gain (loss) on investments	5.37	(9.00)	(3.38)	2.49

Total from investment operations	5.17	(9.21)	(3.70)	2.30

Less distributions
From net realized gain	—	—	—[4]	(0.24)

Net asset value, end of year	$16.49	$11.32	$20.53	$24.23

Total return (%)[5,6]	45.67	(44.86)	(15.25)	10.40[7]

Ratios and supplemental data

Net assets, end of year (in millions)	$2	$2	$3	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	3.27[9]	3.45	3.14	10.43[8]
Expenses net of fee waivers	2.28[9]	2.55	2.25	2.22[8]
Expenses net of fee waivers and credits	2.21[9]	2.24	2.24	2.22[8]
Net investment loss	(1.39)	(1.21)	(1.35)	(1.15)[3,8]
Portfolio turnover (%)	125	140	262[10]	96

1 The inception date for Class C shares is 6-12-06.

2 Based on the average daily shares outstanding.

3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.03 per share and 0.11% of average net assets.

4 Less than $0.005 per share.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment (if applicable).

7 Not annualized.

8 Annualized.

9 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

10 Excludes merger activity.

See notes to financial statements

28	Growth Opportunities Fund | Annual report

CLASS I SHARES Period ended	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$11.66	$20.90	$24.41	$22.17
Net investment loss[2]	(0.04)	(0.01)	(0.07)	(0.02)[3]
Net realized and unrealized gain (loss) on investments	5.56	(9.23)	(3.44)	2.50

Total from investment operations	5.52	(9.24)	(3.51)	2.48

Less distributions
From net realized gain	—	—	—[4]	(0.24)

Net asset value, end of year	$17.18	$11.66	$20.90	$24.41

Total return (%)[5,6]	47.34	(44.21)	(14.36)	11.22[7]

Ratios and supplemental data

Net assets, end of year (in millions)	—[8]	—[8]	—[8]	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	26.99[10]	121.96	12.17	16.26[9]
Expenses net of fee waivers	1.07[10]	1.09	1.04	1.13[9]
Expenses net of fee waivers and credits	1.07[10]	1.09	1.04	1.13[9]
Net investment loss	(0.27)	(0.04)	(0.30)	(0.10)[3,9]
Portfolio turnover (%)	125	140	262[11]	96

1 The inception date for Class I shares is 6-12-06.

2 Based on the average daily shares outstanding.

3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.03 per share and 0.11% of average net assets.

4 Less than $0.005 per share.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment (if applicable).

7 Not annualized.

8 Less than $500,000.

9 Annualized.

10 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.01%.

11 Excludes merger activity.

See notes to financial statements

Annual report | Growth Opportunities Fund	29

Notes to financial statements

Note 1 — Organization

John Hancock Growth Opportunities Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital growth.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Class R1 shares converted into Class A shares on August 21, 2009.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

30	Growth Opportunities Fund | Annual report

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2010, by major security category or type.

			LEVEL 2	LEVEL 3
	TOTAL MARKET		SIGNIFICANT	SIGNIFICANT
INVESTMENTS	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
IN SECURITIES	2-28-10	QUOTED PRICE	INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$10,630,988	$10,630,988	—	—
Consumer Staples	3,035,393	3,035,393	—	—
Energy	2,436,519	2,436,519	—	—
Financials	4,181,286	4,181,286	—	—
Health Care	9,031,868	9,031,868	—	—
Industrials	5,816,734	5,816,734	—	—
Information Technology	12,249,903	12,249,903	—	—
Materials	3,775,046	3,775,046	—	—
Telecommunication	328,261	328,261	—	—
Services
Short-Term Investments	8,937,814	6,743,831	$2,193,983	—

Total investments in
securities	$60,423,812	$58,229,829	$2,193,983	—
Other Financial
Instruments	112,098	112,098	—	—

Totals	$60,535,910	$58,341,927	$2,193,983	—

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT is a non stable value fund investing in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Annual report | Growth Opportunities Fund	31

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of discounts/premiums on debt securities.

Securities lending. A Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, which is not a stable value fund. As a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized securities gains and losses is reflected as a component of securities gains and losses.

Funds that invest internationally generally carry more risk than Funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Expenses. The majority of expenses are directly attributable to an individual Fund. Expenses that are not readily attributable to a specific fund are allocated among all Funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the Funds’ relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

32	Growth Opportunities Fund | Annual report

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $150 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the year ended February 28, 2010, there were no significant borrowings under the line of credit by the Fund. Effective March 31, 2010, the amount of the line of credit changed to $100 million.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $40,904,812 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of February 28, 2010. Availability of a certain amount of the loss carryforward, which was acquired in a merger, may be limited in a given year.

At February 28, 2010, capital loss carryforward available to offset future realized gains was as follows:

CAPITAL LOSS CARRYFORWARD
EXPIRING AT FEBRUARY 28

2017	2018

$21,165,220	$19,739,592

As of February 28, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually. There were no distributions during the years ended February 28, 2010 and 2009.

Distributions paid by the Fund with respect to each series of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class. As of February 28, 2010, the Fund has no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/ tax differences will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to net operating losses and expiration of capital loss carryforward.

Note 3 — Derivative instruments

The Fund may invest in derivatives, including futures contracts, in order to meet its investment objectives. The Fund may use derivatives to maintain diversity and liquidity of the portfolio.

Annual report | Growth Opportunities Fund	33

The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose a Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or the Fund will succeed in enforcing them.

For more information regarding the Fund’s use of derivatives, please refer to the Fund’s Prospectuses and Statement of Additional Information.

Futures. A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the fund’s initial investment.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.

During the year ended February 28, 2010 the Fund used futures contracts to gain exposure to certain securities markets and to enhance potential gain. The following table summarizes the contracts held at February 28, 2010. The range of futures contracts notional amounts held by the Fund during the year ended February 28, 2010 was $1,200,000 to $2,200,000.

OPEN	NUMBER OF				UNREALIZED
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	DEPRECIATION

Russell 2000 Mini
Index Futures	16	Long	Mar 2010	$1,004,640	$53,003

S&P Midcap 400
E-Mini Index Futures	16	Long	Mar 2010	1,180,320	59,095
				$2,184,960	$112,098

Fair value of derivative instruments by risk category. The table below summarizes the fair values of derivatives held by the Fund at February 28, 2010, by risk category:

	STATEMENT OF ASSETS	FINANCIAL		LIABILITY
	AND LIABILITIES	INSTRUMENTS	ASSET DERIVATIVES	DERIVATIVES
RISK	LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Equity contracts	Receivable/Pay-	Futures†	$112,098	—
	able for futures
	variation margin;
	Net unrealized
	(appreciation)
	depreciation on
	investments

Total			$112,098	—

†Reflects cumulative appreciation/depreciation on Futures as disclosed in Note 3. Only the year end variation margin is separately disclosed on the Statement of Assets and Liabilities.

34	Growth Opportunities Fund | Annual report

Effect of derivative instruments on the Statement of Operations. The table below summarizes the realized gain (loss) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the period ended February 28, 2010:

RISK	STATEMENT OF OPERATIONS LOCATION	FUTURES

	Net realized gain (loss)	Futures contracts
Equity contracts		$634,782
Total		$634,782

The table below summarizes the change in unrealized appreciation (depreciation) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the year ended February 28, 2010:

RISK	STATEMENT OF OPERATIONS LOCATION	FUTURES

	Change in unrealized appreciation
	(depreciation)	Futures contracts
Equity contracts		$218,524
Total		$218,524

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation.

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.78% of the next $500,000,000 of the Fund’s average daily net assets; (c) 0.77% of the next $1,500,000,000 of the Fund’s average daily net assets; and (d) 0.76% of the Fund’s average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees. The investment management fees incurred for the year ended February 28, 2010 were equivalent to an annual effective rate of 0.80% of the Fund’s average daily net assets.

Effective July 1, 2009, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 1.50% for Class A shares, 2.20% for Class B, 2.20% for Class C and 1.02% for Class I. The

Annual report | Growth Opportunities Fund	35

expense reimbursements and limits will continue in effect until June 30, 2010 and thereafter until terminated by the Adviser on notice to the Trust.

Prior to June 30, 2009, the Adviser contractually agreed to reimburse or limit certain Fund level expenses to 0.24% of the Fund’s average annual net assets which are allocated pro rata to all share classes. The agreements excluded taxes, portfolio brokerage commissions, interest, advisory fees, distribution and service fees, transfer agent fees, state registration fees, printing and postage fees, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, were excluded.

In addition, the Adviser agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits were such that these expenses will not exceed 1.54% for Class A, 2.24% for Class B, 2.24% for Class C, 1.14% for Class I and 1.64% for Class R1.

Accordingly, the expense reductions or reimbursements related to these agreements were $207,100, $46,565, $17,996, $10,433 and $7,854 for Class A, Class B, Class C, Class I and Class R1, respectively for the year ended February 28, 2010.

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports amongst other services. These expenses are allocated to each share class based on relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the year ended February 28, 2010, amounted to an approximate annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class R1 pursuant to Rule 12b-1 of the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1 shares, the Fund pays the Distributor for certain other services. The following table shows the contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fees	Service Fee

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $32,223 for the year ended February 28, 2010. Of this amount, $4,929 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $20,710 was paid as sales commissions to broker-dealers and $6,584 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

36	Growth Opportunities Fund | Annual report

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended February 28, 2010, CDSCs amounts received by the Distributor amounted to $15,838 and $33 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services” or “Transfer Agent”), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• Fund level fees: The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B, Class C and Class R1 shares, and 0.04% for Class I shares, based on each class’s average daily net assets.

• Class level fees: The Fund pays a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Certain investor accounts that maintain small balances are charged an annual small accounts fee by Signature Services. Amounts related to these fees are credited by Signature Services to the Fund. For the year ended February 28, 2010, these fees totaled $58,077.

Class Level expenses for year ended February 28, 2010 were:

	Distribution	Transfer	State	Printing and
Share class	and service fees	agent fees	registration fees	postage fees

Class A	$129,585	$289,360	$10,267	$35,476
Class B	49,011	44,999	9,497	1,186
Class C	18,277	10,626	10,297	1,397
Class I	—	781	9,523	131
Class R1	211	440	7,396	19
Total	$197,084	$346,206	$46,980	$38,209

Affiliated share ownership. Affiliates of the Fund owned 4,532 shares of beneficial interest of Class A on February 28, 2010.

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. Deferred amounts are invested in various John Hancock Funds and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

Annual report | Growth Opportunities Fund	37

Note 6 — Fund share transactions

Transactions in Fund shares for the years ended February 28, 2010 and February 28, 2009 were as follows:

	Year ended 2-28-10		Year ended 2-28-09

	Shares	Amount	Shares	Amount
Class A shares

Sold	239,627	$3,485,927	285,278	$5,486,281
Exchanged from Class R1	6,731	100,417	—	—
Repurchased	(581,309)	(8,514,817)	(636,610)	(11,366,953)
Net decrease	(334,951)	($4,928,473)	(351,332)	($5,880,672)

Class B shares

Sold	33,636	$477,682	57,810	$983,527
Repurchased	(152,890)	(2,199,177)	(270,041)	(4,747,515)
Net decrease	(119,254)	($1,721,495)	(212,231)	($3,763,988)

Class C shares

Sold	20,040	$295,286	79,427	$1,149,503
Repurchased	(45,542)	(585,976)	(50,955)	(852,266)
Net increase (decrease)	(25,502)	($290,690)	28,472	$297,237

Class I shares

Sold	5,869	$76,363	697	$9,715
Repurchased	(5,195)	(76,017)	(101)	(1,566)
Net increase	674	$346	596	$8,149

Class R1 shares

Sold	381	$5,049	1,028	$15,651
Exchanged for Class A	(6,769)	(100,417)	—	—
Repurchased	—	—	(424)	(7,795)
Net increase (decrease)	(6,388)	($95,368)	604	$7,856

Class 1 shares

Sold	—	—	31,389	$678,084
Repurchased	—	—	(55,658)	(1,224,180)
Net decrease	—	—	(24,269)	($546,096)

Net decrease	(485,421)	($7,035,680)	(558,160)	($9,877,514)

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $59,660,281 and $67,019,657, respectively, for the year ended February 28, 2010.

38	Growth Opportunities Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of
John Hancock Growth Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Growth Opportunities Fund (the “Fund”) at February 28, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2010 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 15, 2010

Annual report | Growth Opportunities Fund	39

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2006	47

Chairperson (since 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency)
(until 2007); Vice President, Institute of International Education (until 2007); Senior Fellow, Cornell
University Institute of Public Affairs, Cornell University (1997–1998); Former President Wells College,
St. Lawrence University and the Association of Colleges and Universities of the State of New York.
Director of the following: Niagara Mohawk Power Corporation (until 2003); Security Mutual Life
(insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program (until 2007);
UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002); Council for
International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	2006	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin
Insurance Agency, Inc. (since 1995); Chairman and Chief Executive Officer, Carlin Consolidated, Inc.
(management/investments) (since 1987).

William H. Cunningham, Born: 1944	2006	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation
(since 2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (since 2007).

40	Growth Opportunities Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	2006	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia
Archdiocesan Educational Fund (since 2009); Senior Vice President and Chief Financial Officer, UGI
Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas,
Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director,
EnergyNorth, Inc. (until 1995); Director, Parks and History Association (Cooperating Association,
National Park Service) (until 2005).

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998-2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2006	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	2006	47

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2008	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman,
Industrial Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2006	244

Senior Executive Vice President, U.S. Division, Manulife Financial Corporation (since 2009), Executive
Vice President (1999–2009); Chairman and Director, John Hancock Advisers, LLC and John Hancock
Funds, LLC (since 2005); Chairman and Director, John Hancock Investment Management Services, LLC
(since 2006); Trustee of John Hancock Trust (since 2005), John Hancock Funds II (since 2005) and the
John Hancock retail funds (since 2006).

Annual report | Growth Opportunities Fund	41

Non-Independent Trustees3 (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, Strategic Initiatives (since 2006), Vice President (until 2006), Manulife Financial
Corporation; Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers,
LLC, The Berkeley Financial Group, LLC, John Hancock Investment Management Services, LLC
and John Hancock Funds, LLC (since 2007); Chief Operating Officer, John Hancock Funds II and
John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (2007–2009);
Director, John Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock
Advisers, LLC, The Berkeley Financial Group, LLC, MFC Global Investment Management (U.S.), LLC,
John Hancock Investment Management Services, LLC, John Hancock Funds, LLC, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (2005-2007).

Principal officers who are not Trustees
Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
Directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2006

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC, The Berkeley Financial Group, LLC, John Hancock Funds,
LLC (since 2005); Director, MFC Global Investment Management (U.S.), LLC (since 2005); Chairman and
Director, Signature Services (since 2005); Director, President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer,
John Hancock retail funds (since 2005); President and Chief Executive Officer (until 2009), John Hancock
Funds II and John Hancock Trust; Director, Chairman and President, NM Capital Management, Inc.
(since 2005); Member and former Chairman, Investment Company Institute Sales Force Marketing
Committee (since 2003); President and Chief Executive Officer, MFC Global (U.S.) (2005–2006).

Andrew G. Arnott, Born: 1971		2009

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2009); Senior Vice President (since 2007),
Vice President (2005–2007), John Hancock Advisers, LLC; Senior Vice President (since 2008), Vice
President (2006–2008), John Hancock Investment Management Services, LLC; Senior Vice President
(since 2006), Vice President (2005–2006), 2nd Vice President (2004–2005), John Hancock Funds,
LLC; Chief Operating Officer (since 2009), Vice President (2007–2009), John Hancock retail funds;
Vice President (since 2006), John Hancock Funds II and John Hancock Trust; Senior Vice President
(2005–2009), Product Management and Development for John Hancock Funds, LLC; Vice President and
Director (1998–2005), Marketing and Product Management for John Hancock Funds, LLC.

42	Growth Opportunities Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
Directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock Funds II and John Hancock
Trust (since 2006); Secretary and Chief Legal Counsel (since 2008) and Secretary (2007–2008),
John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC; Secretary,
John Hancock Funds, LLC and The Berkeley Financial Group, LLC (since 2007); Vice President and
Associate General Counsel for Massachusetts Mutual Life Insurance Company (1999–2006); Secretary
and Chief Legal Counsel for MML Series Investment Fund (2000–2006); Secretary and Chief Legal
Counsel for MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Trust,
John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2005);
Vice President, John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and
MFC Global Investment Management (U.S.), LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management
Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds, John Hancock Funds II and
John Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005).

Michael J. Leary, Born: 1965	2007

Treasurer
Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2009);
Assistant Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust
(2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291 or by visiting our Web site www.jhfunds.com.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

Annual report | Growth Opportunities Fund	43

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management
James R. Boyle†	Services, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	Grantham, Mayo, Van Otterloo & Co. LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer	The report is certified under the Sarbanes-Oxley
Act, which requires mutual funds and other public
Charles A. Rizzo	companies to affirm that, to the best of their
Chief Financial Officer	knowledge, the information in their financial reports is
fairly and accurately stated in all material respects.
Michael J. Leary
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

44	Growth Opportunities Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Growth Opportunities Fund.	8400A 2/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/10

John Hancock

MUTUAL FUNDS

John Hancock
International Growth Fund

Annual Report

2.28.10

Management’s discussion of
Fund performance

By Grantham, Mayo, Van Otterloo & Co. LLC

Global stock markets posted exceptionally strong gains during the 12 months ended February 28, 2010. Stimulative fiscal and monetary policies helped push the markets sharply higher in the first half of the period, with essentially flat performance thereafter, as investors took some profits and credit concerns about Greece arose near the end of 2009. During the period, the Fund’s benchmark, the MSCI EAFE Growth Index, returned 49.44%, while the S&P 500 Index, a measure of U.S. large-cap stocks, delivered a 53.62% result.

During the past year, John Hancock International Growth Fund’s Class A shares returned 40.07% at net asset value. That result trailed the MSCI index, which the Fund is now measured against because it better reflects the Fund’s strategy than its old benchmark, the S&P/Citigroup PMI EPAC Growth Style Index. That index returned 56.65% in the same period. The Fund also lagged the 54.04% mark of the Morningstar, Inc. foreign large blend fund average. Two key factors hurting relative performance were an underweighting in financials and an overweighting in health care. The combination of stock picking and an underweighting in materials further detracted. Among individual holdings, underweighting two strong-performing Anglo/Australian mining stocks, BHP Billiton, Ltd. and Rio Tinto, Ltd. held back performance, as both stocks posted triple-digit gains. An overweighted position in U.K.-based drug maker GlaxoSmithKline PLC posted a healthy gain but substantially lagged our benchmark, as did an out-of-benchmark position in Japan’s Takeda Pharmaceutical Co., Ltd. Underweighting Australian bank Westpac Banking Corp. was counterproductive, given the stock’s outstanding performance. Contributors to relative results included poorly performing German automaker and benchmark component Volkswagen AG, which the Fund didn’t own. Denmark’s Vestas Wind Systems A/S, a provider of wind-based power systems, and German fertilizer producer K+S AG were flagged by our momentum screens and sold profitably around the middle of 2009. Belgian brewer Anheuser-Busch InBev performed well, reflecting the successful merger of two industry giants, Anheuser-Busch and InBev.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	International Growth Fund | Annual report

A look at performance

For the period ended February 28, 2010

	Average annual returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since				Since
	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

Class A	33.02	—	—	–1.75[1]	33.02	—	—	–6.36[1]

Class B	34.10	—	—	–1.84[1]	34.10	—	—	–6.67[1]

Class C	38.05	—	—	–1.14[1]	38.05	—	—	–4.17[1]

Class I2	40.76	—	—	0.07[1]	40.76	—	—	0.27[1]

Class 1[2]	40.73	—	—	0.09[1]	40.73	—	—	0.32[1]

Class NAV[2]	40.81	—	—	–5.85[3]	40.81	—	—	–17.40[3]

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class 1 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until June 30, 2010. The net expenses are as follows: Class A — 1.70%, Class B — 2.40%, Class C — 2.40%, Class I — 1.22%, Class 1 — 1.20% and Class NAV — 1.15%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.71%, Class B — 4.45%, Class C — 3.58%, Class I — 1.44%, Class 1 — 1.28% and Class NAV — 1.18%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 From June 12, 2006.

2 For certain types of investors, as described in the Fund’s Class I, Class 1 and Class NAV share prospectuses.

3 From December 27, 2006.

Annual report | International Growth Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock International Growth Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in three separate indexes.

	Period	Without sales	With maximum
	beginning	charge	sales charge	Index 1	Index 2	Index 3

Class B4	6-12-06	$9,593	$9,333	$9,265	$9,429	$9,707

Class C3,4	6-12-06	9,583	9,583	9,265	9,429	9,707

Class I4,5	6-12-06	10,027	10,027	9,265	9,429	9,707

Class 1[4,5]	6-12-06	10,032	10,032	9,265	9,429	9,707

Class NAV[4,5]	12-27-06	8,260	8,260	8,267	7,891	8,292

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class 1 and Class NAV shares, respectively, as of February 28, 2010. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI EAFE Growth Index — Index 1 — is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia and the Far East. The Index consists of 21 developed market country indexes.

MSCI EAFE Index — Index 2 — is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index consists of 21 developed market country indexes.

S&P/Citigroup Primary Market Index (PMI) Europe, Pacific, Asia Composite (EPAC) Growth Style Index —Index 3 — is an independently maintained and published index composed of stocks in the Europe and Pacific Asia regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index (BMI), representing the top 80% of available capital of the BMI in each country.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 Effective September 1, 2009, the fund replaced the S&P/Citigroup PMI EPAC Growth Style Index with the MSCI EAFE Growth Index, which better reflects the fund’s investment strategy.

3 The contingent deferred sales charge, if any, is not applicable.

4 Index 1 figure as of closest month end to fund inception date.

5 For certain types of investors, as described in the Fund’s Class I, Class 1 and Class NAV share prospectuses.

8	International Growth Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2009, with the same investment held until February 28, 2010.

	Account value	Ending value on	Expenses paid during
	on 9-1-09	2-28-10	period ended 2-28-10[1]

Class A	$1,000.00	$1,037.00	$8.03

Class B	1,000.00	1,033.30	12.50

Class C	1,000.00	1,032.80	12.20

Class I	1,000.00	1,039.40	6.12

Class 1	1,000.00	1,039.00	6.07

Class NAV	1,000.00	1,039.00	5.76

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | International Growth Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2009, with the same investment held until February 28, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value on	Expenses paid during
	on 9-1-09	2-28-10	period ended 2-28-10[1]

Class A	$1,000.00	$1,016.90	7.95

Class B	1,000.00	1,012.50	12.37

Class C	1,000.00	1,012.80	12.08

Class I	1,000.00	1,018.80	6.06

Class 1	1,000.00	1,018.80	6.01

Class NAV	1,000.00	1,019.10	5.71

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.59%, 2.48%, 2.42%, 1.21%, 1.20% and 1.14% for Class A, Class B, Class C, Class I, Class 1 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10	International Growth Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

GlaxoSmithKline PLC	4.0%	Hennes & Mauritz AB, B Shares	1.7%

Novartis AG	3.0%	Banco Santander SA	1.7%

Nestle SA	2.6%	Anglo American PLC	1.6%

Roche Holdings AG	2.3%	Standard Chartered PLC	1.5%

Xstrata PLC	1.8%	Telefonica SA	1.5%

Sector Composition[2,3]

Health Care	17%	Industrials	8%

Consumer Staples	14%	Telecommunication Services	6%

Financials	12%	Energy	5%

Materials	12%	Utilities	1%

Consumer Discretionary	10%	Short-Term Investments & Other	6%

Information Technology	9%

TOP FIVE COUNTRIES1,3

1 As a percentage of net assets on February 28, 2010. Excludes cash and cash equivalents.

2 As a percentage of net assets on February 28, 2010.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors. International investing invovles special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

Annual report | International Growth Fund	11

Fund’s investments

As of 2-28-10

	Shares	Value
Common Stocks 94.43%		$157,686,289

(Cost $151,765,027)

Australia 5.00%		8,354,283

AMP, Ltd. (L)	33,532	178,184

Australia & New Zealand Banking Group, Ltd.	14,459	299,128

BHP Billiton, Ltd.	27,335	1,003,229

Brambles, Ltd.	25,788	160,188

Cochlear, Ltd.	3,748	212,901

Commonwealth Bank of Australia	43,021	2,074,423

JB Hi-Fi, Ltd.	13,316	232,024

Macquarie Group, Ltd.	5,847	236,404

Rio Tinto, Ltd.	11,850	745,722

Telstra Corp., Ltd.	193,663	515,079

Westpac Banking Corp.	4,564	106,655

Woodside Petroleum, Ltd.	16,953	657,647

Woolworths, Ltd.	71,848	1,726,805

WorleyParsons, Ltd.	9,369	205,894

Austria 0.44%		740,617

Andritz AG	1,316	74,717

Erste Group Bank AG	8,222	310,339

Immofinanz AG (I)(L)	49,581	161,805

Voestalpine AG	5,497	193,756

Belgium 2.16%		3,601,661

Anheuser-Busch InBev NV	40,132	2,006,158

Belgacom SA	11,130	416,762

Colruyt SA	1,857	464,143

Dexia SA (I)	23,425	127,002

Groupe Bruxelles Lambert SA	740	64,858

Mobistar SA	3,863	228,469

Nyrstar (I)	7,027	90,889

Umicore	6,786	203,380

Bermuda 0.64%		1,068,713

Alliance Oil Company, Ltd. SADR (I)	12,075	169,363

Golden Ocean Group, Ltd. (I)(L)	63,400	114,697

Seadrill, Ltd.	34,100	784,653

Canada 4.10%		6,843,338

Canadian National Railway Company	13,600	714,769

Enbridge, Inc.	3,900	172,872

See notes to financial statements

12	International Growth Fund | Annual report

	Shares	Value
Canada (continued)

First Quantum Minerals, Ltd.	7,400	$576,696

HudBay Minerals, Inc. (I)	14,000	176,830

Imperial Oil, Ltd.	3,900	143,628

Pacific Rubiales Energy Corp. (I)	7,900	125,760

Petrobank Energy & Resources, Ltd. (I)	2,900	150,071

Research In Motion, Ltd. (I)	14,400	1,020,262

Rogers Communications, Inc.	10,100	332,795

Royal Bank of Canada	3,500	188,971

Shaw Communications, Inc., Class B	11,800	223,956

Shoppers Drug Mart Corp.	11,700	489,261

Teck Resources, Ltd., Class B (I)	47,000	1,728,664

The Toronto-Dominion Bank	12,500	798,803

Denmark 1.85%		3,087,402

Carlsberg A/S, B Shares	4,003	309,533

Danske Bank A/S (I)	18,337	418,025

Novo Nordisk A/S	33,409	2,359,844

Finland 0.33%		559,492

Metso Oyj	5,413	167,941

Nokia AB Oyj	29,069	391,551

France 3.47%		5,790,832

BNP Paribas	14,333	1,039,261

Compagnie Generale des Etablissements Michelin, Class B	1,407	98,198

Danone SA	5,325	311,529

Dassault Systemes SA	3,681	212,101

Essilor International SA	4,567	275,441

Hermes International SA	3,372	454,638

L’Oreal SA	6,487	671,136

Neopost SA	2,001	162,338

Publicis Groupe SA	1,993	78,636

Renault SA (I)	3,893	160,208

Sanofi-Aventis SA	8,809	644,491

Schneider Electric SA	1,653	176,657

Societe Generale	6,063	334,477

Technip SA	7,355	523,721

Total SA	9,361	522,572

Vallourec SA	656	125,428

Germany 3.83%		6,389,833

Aixtron AG	10,413	306,022

BASF SE	22,968	1,289,338

Bayerische Motoren Werke (BMW) AG	4,064	164,747

Beiersdorf AG	4,055	248,520

Deutsche Bank AG	18,484	1,173,099

HeidelbergCement AG	3,231	164,588

Infineon Technologies AG (I)	101,108	549,725

SAP AG	51,373	2,290,990

Suedzucker AG	8,736	202,804

See notes to financial statements

Annual report | International Growth Fund	13

	Shares	Value
Greece 0.95%		$1,582,343

Alpha Bank AE .	28,592	270,741

EFG Eurobank Ergasias SA (I)	14,671	117,530

National Bank of Greece SA (I)	32,096	611,309

OPAP SA	21,369	440,464

Piraeus Bank SA	16,953	142,299

Hong Kong 2.05%		3,428,393

BOC Hong Kong Holdings, Ltd.	43,500	97,994

CLP Holdings, Ltd.	110,500	763,864

Esprit Holdings, Ltd.	56,563	404,676

Genting Singapore PLC (I)(L)	265,000	168,643

Hang Seng Bank, Ltd.	27,900	408,067

Hong Kong & China Gas Company, Ltd.	230,500	519,792

Hong Kong Electric Holdings, Ltd.	79,500	446,064

Hong Kong Exchanges & Clearing, Ltd.	11,100	185,981

Hutchison Whampoa, Ltd.	13,000	93,151

Li & Fung, Ltd.	30,000	139,637

Sun Hung Kai Properties, Ltd.	8,000	111,051

Swire Pacific, Ltd., Class A	8,000	89,473

Ireland 0.29%		477,229

CRH PLC	5,641	129,269

Experian PLC	37,597	347,960

Italy 0.45%		748,820

ENI SpA	6,161	139,011

Intesa Sanpaolo SpA (I)	28,943	101,763

Parmalat SpA	66,982	168,962

Saipem SpA	6,078	201,006

Tenaris SA	6,663	138,078

Japan 19.86%		33,160,479

Aisin Seiki Company, Ltd.	11,300	296,272

Asahi Glass Company, Ltd.	43,000	428,922

Astellas Pharma, Inc.	20,900	786,404

Canon, Inc.	11,700	485,811

Chugai Pharmaceutical Company, Ltd.	18,300	353,143

Daiichi Sankyo Company, Ltd.	11,100	224,534

Daito Trust Construction Company, Ltd.	5,200	254,244

Dena Company, Ltd.	33	255,257

Denso Corp.	15,300	414,279

Disco Corp.	2,500	137,422

Eisai Company, Ltd.	13,000	506,654

Elpida Memory, Inc. (I)	14,500	260,007

FamilyMart Company, Ltd.	3,800	121,831

Fanuc, Ltd.	3,300	321,988

Fast Retailing Company, Ltd.	5,000	843,589

FUJIFILM Holdings Corp.	4,000	127,396

Fujitsu, Ltd.	89,000	579,035

Hirose Electric Company, Ltd.	2,700	287,535

Hisamitsu Pharmaceutical Company, Inc.	6,100	223,123

See notes to financial statements

14	International Growth Fund | Annual report

	Shares	Value
Japan (continued)

Hitachi Construction Machinery Company, Ltd.	9,200	$188,112

Hitachi, Ltd.	42,000	138,339

Honda Motor Company, Ltd.	21,600	748,370

Hoya Corp.	19,800	495,041

Ibiden Company, Ltd.	9,200	309,554

Inpex Corp.	25	183,134

Itochu Corp.	10,000	80,494

Japan Tobacco, Inc.	36	130,849

JFE Holdings, Inc.	6,400	237,772

Kao Corp.	38,700	989,866

KDDI Corp.	64	341,283

Keyence Corp.	2,400	527,645

Koito Manufacturing Company, Ltd.	8,000	100,667

Komatsu, Ltd.	40,100	804,275

Kurita Water Industries, Ltd.	5,300	145,916

Lawson, Inc.	6,100	266,808

Makita Corp.	7,500	240,640

Marubeni Corp.	31,000	185,054

Mitsubishi Corp.	22,000	548,974

Mitsubishi Electric Corp. (I)	68,000	557,443

Mizuho Financial Group, Inc.	141,000	275,115

Murata Manufacturing Company, Ltd.	4,600	243,685

NHK Spring Company, Ltd.	13,000	107,328

Nidec Corp.	9,900	965,552

Nikon Corp.	9,000	197,768

Nintendo Company, Ltd.	4,200	1,143,551

Nippon Electric Glass Company, Ltd.	34,000	442,614

Nippon Mining Holdings, Inc.	56,500	281,382

Nissan Motor Company, Ltd. (I)	104,000	827,090

Nissha Printing Company, Ltd. (L)	2,400	84,860

Nitori Company, Ltd.	5,800	464,823

Nitto Denko Corp.	13,500	498,513

NSK, Ltd.	31,000	218,124

NTT DoCoMo, Inc.	554	856,572

Odakyu Electric Railway Company, Ltd.	42,000	356,809

Olympus Corp.	9,000	277,636

Oriental Land Company, Ltd.	2,500	178,954

ORIX Corp.	1,570	120,819

Pacific Metals Company, Ltd.	20,000	146,087

Rakuten, Inc.	259	199,631

Resona Holdings, Inc.	12,700	153,730

SANKYO Company, Ltd.	2,600	125,478

Santen Pharmaceutical Company, Ltd.	2,800	90,051

Secom Company, Ltd.	6,600	302,651

Seven & I Holdings Company, Ltd.	22,700	510,295

Sharp Corp.	30,000	347,204

Shimamura Company, Ltd.	1,600	139,367

Shin-Etsu Chemical Company, Ltd.	13,300	714,872

See notes to financial statements

Annual report | International Growth Fund	15

	Shares	Value
Japan (continued)

Shinko Electric Industries Company, Ltd.	11,600	$167,869

Shionogi & Company, Ltd.	12,600	257,264

Shiseido Company, Ltd.	12,000	265,744

Softbank Corp.	13,500	353,298

Stanley Electric Company, Ltd.	12,400	227,588

Sumitomo Electric Industries, Ltd.	31,800	381,838

Sumitomo Metal Mining Company, Ltd.	34,000	481,593

Suzuki Motor Corp.	12,500	265,704

Taiyo Nippon Sanso Corp.	18,000	163,546

Takeda Pharmaceutical Company, Ltd.	38,500	1,743,774

TDK Corp.	2,100	129,361

Terumo Corp.	15,700	850,613

Tokyo Electron, Ltd.	10,300	635,638

Toshiba Corp. (I)	243,000	1,215,636

Toyoda Gosei Company, Ltd.	6,300	163,175

Toyota Boshoku Corp.	7,900	136,263

Trend Micro, Inc.	7,300	251,047

Tsumura & Company, Ltd.	6,200	190,522

Unicharm Corp.	3,500	335,525

Yahoo! Japan Corp.	1,116	417,496

Yamada Denki Company, Ltd.	1,850	128,742

Luxembourg 0.44%		733,714

Millicom International Cellular SA	3,087	261,155

Oriflame Cosmetics SA	4,734	276,233

SES SA	8,103	196,326

Netherlands 2.76%		4,607,117

ASML Holding NV	16,956	519,339

Fugro NV	4,794	278,514

Heineken NV	4,296	210,983

Koninklijke (Royal) KPN NV	53,566	853,600

Koninklijke Philips Electronics NV	27,097	792,571

Randstad Holdings NV (I)	2,879	120,588

Reed Elsevier NV	24,800	284,065

TNT NV	10,099	261,512

Unilever NV (L)	42,717	1,285,945

Norway 1.70%		2,843,081

Aker Solutions ASA	10,400	137,700

DnB NOR ASA (I)	33,800	367,369

Marine Harvest (I)	388,000	338,979

Norsk Hydro ASA (I)	45,200	304,603

Petroleum Geo-Services ASA (I)	20,800	263,477

Schibsted ASA (I)	3,000	74,136

Statoil ASA	8,050	180,735

Telenor ASA	45,400	574,145

TGS Nopec Geophysical Company ASA (I)	11,200	214,491

Yara International ASA	9,400	387,446

See notes to financial statements

16	International Growth Fund | Annual report

	Shares	Value
Portugal 0.35%		$589,683

Jeronimo Martins SGPS SA	9,077	87,133

Portugal Telecom SGPS SA	47,748	502,550

Singapore 2.06%		3,443,240

Ezra Holdings, Ltd.	103,000	164,041

Golden Agri-Resources, Ltd. (I)	664,000	250,223

Keppel Corp., Ltd.	53,000	317,001

Keppel Land, Ltd.	40,000	93,298

Midas Holdings, Ltd.	131,000	93,149

Olam International, Ltd.	62,000	107,466

Oversea-Chinese Banking Corp., Ltd.	17,000	102,647

SembCorp Marine, Ltd.	86,000	226,886

Singapore Exchange, Ltd.	79,000	433,951

Singapore Press Holdings, Ltd.	176,000	464,681

Singapore Technologies Engineering, Ltd.	103,000	229,285

Singapore Telecommunications, Ltd.	321,000	696,626

Wilmar International, Ltd.	57,000	263,986

Spain 4.52%		7,552,472

ACS Actividades de Construccion y Servicios SA	2,646	117,591

Banco Bilbao Vizcaya Argentaria SA	45,675	593,867

Banco Santander SA	217,859	2,840,816

Bankinter SA	16,438	134,228

EDP Renovaveis SA (I)	8,140	65,601

Iberdrola SA	10,654	85,788

Inditex SA	14,339	845,551

Indra Sistemas SA	4,234	86,647

Mapfre SA	17,577	63,299

Obrascon Huarte Lain SA	3,531	78,216

Tecnicas Reunidas SA	2,941	165,464

Telefonica SA	105,391	2,475,404

Sweden 4.77%		7,958,388

Alfa Laval AB	17,338	245,975

Assa Abloy AB, Series B	11,745	220,492

Atlas Copco AB, Series A	18,134	256,731

Atlas Copco AB, Series B	17,602	227,231

Boliden AB	47,865	585,664

Electrolux AB, Series B (I)	18,300	388,820

Elekta AB, Series B	2,919	73,619

Hennes & Mauritz AB, B Shares	47,451	2,878,190

Hexagon AB	15,807	212,263

Kinnevik Investment AB	13,798	225,438

Lundin Petroleum AB (I)	22,874	173,748

Modern Times Group AB, B Shares	7,299	400,918

Nordea Bank AB	78,570	767,309

Sandvik AB	36,827	396,386

Scania AB, Series B	8,603	121,552

Skandinaviska Enskilda Banken AB, Series A	11,103	67,267

Swedish Match AB	19,019	433,147

Tele2 AB, Series B	19,071	283,638

See notes to financial statements

Annual report | International Growth Fund	17

	Shares	Value
Switzerland 10.53%		$17,591,038

Actelion, Ltd. (I)	5,176	263,849

Compagnie Financiere Richemont SA, BR Shares	14,800	498,738

Credit Suisse Group AG	8,292	369,172

Geberit AG	2,173	372,184

Holcim, Ltd. (I)	3,813	252,292

Nestle SA	87,540	4,355,322

Nobel Biocare Holding AG (L)	7,730	196,571

Novartis AG (L)	90,136	4,999,816

Roche Holdings AG	23,020	3,845,399

SGS SA	386	516,825

Sonova Holding AG (L)	3,962	494,180

Swatch Group AG, BR Shares	1,640	456,207

Swisscom AG	674	231,568

Syngenta AG	779	201,669

Synthes AG (L)	4,504	537,246

United Kingdom 21.88%		36,534,121

Acergy SA	15,000	247,375

Admiral Group PLC	17,685	334,762

Anglo American PLC (I)	72,920	2,659,068

Antofagasta PLC	38,944	524,926

AstraZeneca PLC	37,345	1,644,382

Autonomy Corp. PLC (I)	11,783	274,963

Barclays PLC	60,468	289,475

BG Group PLC	32,326	564,310

British American Tobacco PLC	50,292	1,709,627

Burberry Group PLC	47,747	455,524

Capita Group PLC	40,873	446,206

Centrica PLC	77,052	328,601

Cobham PLC	85,258	314,199

Diageo PLC	118,981	1,934,725

Drax Group PLC	13,172	80,336

Eurasian Natural Resources Corp.	32,151	503,790

GlaxoSmithKline PLC	356,262	6,605,037

HSBC Holdings PLC	46,186	507,325

Inmarsat PLC	27,790	310,586

Intertek Group PLC	15,146	296,169

Kazakhmys PLC	28,096	574,921

Man Group PLC	22,806	78,171

Marks & Spencer Group PLC	27,610	139,017

Next PLC	17,268	493,844

Petrofac, Ltd.	29,271	458,546

Petropavlovsk PLC	5,679	81,789

Randgold Resources, Ltd.	2,119	152,279

Reckitt Benckiser Group PLC	40,386	2,124,195

Reed Elsevier PLC	71,603	538,045

Rio Tinto PLC	24,357	1,261,074

Royal Dutch Shell PLC, A Shares	12,777	348,869

Royal Dutch Shell PLC, B Shares	10,243	268,200

See notes to financial statements

18	International Growth Fund | Annual report

	Shares	Value
United Kingdom (continued)

SABMiller PLC	38,475	$1,009,015

Shire PLC	27,566	592,291

Smith & Nephew PLC	35,154	361,655

Smiths Group PLC	20,396	323,240

Standard Chartered PLC	106,588	2,544,598

Subsea 7, Inc. (I)	6,000	110,421

The Weir Group PLC	8,061	95,987

Tullow Oil PLC	31,593	572,719

Unilever PLC	7,092	208,114

Vedanta Resources PLC	15,269	593,596

Vodafone Group PLC	295,454	637,386

Xstrata PLC (I)	186,693	2,934,763

Short-Term Investments 8.49%		$14,185,444

(Cost $14,185,235)
		Maturity
	Yield*	date	Par value	Value

U.S. Government 1.85%				3,099,934

U.S. Treasury Bills	0.010%	03-18-10	$3,100,000	3,099,934

			Par value	Value

Repurchase Agreement 2.66%				4,436,000

Repurchase Agreement with State Street Corp. dated 2-26-10 at
0.01% to be repurchased at $4,436,004 on 3-1-10, collateralized by $4,485,000 Federal Home Loan Mortgage Corp., 2.00% due
6-15-12 (valued at $4,529,850, including interest)			4,436,000	4,436,000

		Shares	Value

Securities Lending Collateral 3.98%			6,649,510

John Hancock Collateral Investment Trust (W)	0.1869% (Y)	664,280	6,649,510

Total investments (Cost $165,950,262)† 102.92%			$171,871,733

Other assets and liabilities, net (2.92%)			($4,870,855)

Total net assets 100.00%			$167,000,878

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of February 28, 2010.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser and represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of February 28, 2010.

† At February 28, 2010, the aggregate cost of investment securities for federal income tax purposes was $166,849,861. Net unrealized appreciation aggregated $5,021,872, of which $11,784,804 related to appreciated investment securities and $6,762,932 related to depreciated investment securities.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

See notes to financial statements

Annual report | International Growth Fund	19

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-10

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $154,864,962) including
$6,421,292 of securities loaned (Note 2)	$160,786,223
Investments in affiliated issuers, at value (Cost $6,649,300) (Note 2)	$6,649,510
Repurchase agreement, at value (Cost $4,436,000) (Note 2)	4,436,000

Total investments, at value (Cost $165,950,262)	171,871,733

Cash	867
Foreign currency, at value (Cost $101,012)	100,982
Cash held at broker for futures contracts	990,641
Receivable for forward foreign currency exchange contracts (Note3)	190,623
Receivable for fund shares sold	331,481
Dividends and interest receivable	394,156
Receivable for securities lending income	3,405
Receivable for futures variation margin	87,469
Receivable from affiliates	4,955

Total assets	173,976,312

Liabilities

Payable for forward foreign currency exchange contracts (Note 3)	132,197
Payable for fund shares repurchased	52,033
Payable upon return of securities loaned (Note 2)	6,649,025
Payable to affiliates
Accounting and legal services fees	1,900
Transfer agent fees	7,825
Distribution and service fees	161
Investment management fees	5,767
Other liabilities and accrued expenses	126,526

Total liabilities	6,975,434

Net assets

Capital paid-in	$172,577,764
Accumulated distributions in excess of net investment income	(423,376)
Accumulated net realized loss on investments, futures contracts and
foreign currency transactions	(11,145,395)
Net unrealized appreciation on investments, futures contracts and
translation of assets and liabilities in foreign currencies	5,991,885

Net assets	$167,000,878

See notes to financial statements

20	International Growth Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no parvalue
Class A ($22,599,325 ÷ 1,301,927shares)	$17.36
Class B ($565,134 ÷ 32,561shares)[1]	$17.36
Class C ($885,032 ÷ 51,048shares)[1]	$17.34
Class I ($133,634,718 ÷ 7,681,662shares)	$17.40
Class 1 ($4,802,284 ÷ 276,310shares)	$17.38
Class NAV ($4,514,385 ÷ 260,357shares)	$17.34

Maximum offering price pershare

Class A (net asset value per share ÷ 95%)[2]	$18.27

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | International Growth Fund	21

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 2-28-10

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$2,412,965
Securities lending	56,767
Interest	2,885
Less foreign taxes withheld	(160,403)
Total investment income	2,312,214

Expenses

Investment management fees (Note 5)	977,119
Distribution and service fees (Note 5)	69,458
Accounting and legal services fees (Note 5)	9,971
Transfer agent fees (Note 5)	65,502
Trustees’ fees (Note 5)	7,728
State registration fees (Note 5)	45,679
Printing and postage fees	9,470
Professional fees	51,511
Custodian fees	137,927
Registration and filing fees	44,165
Proxy fees	15,351
Other	4,400

Total expenses	1,438,281
Less expense reductions (Note 5)	(61,525)

Net expenses	1,376,756

Net investment income	935,458

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(4,815,507)
Investments in affiliated issuers	276
Futures contracts (Note 3)	1,291,133
Foreign currency transactions	(320,394)
(3,844,492)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	24,789,742
Investments in affiliated issuers	210
Futures contracts (Note 3)	144,426
Translation of assets and liabilities in foreign currencies	251,704
25,186,082
Net realized and unrealized gain	21,341,590

Increase in net assets from operations	$22,277,048

See notes to financial statements

22	International Growth Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	2-28-10	2-28-09

Increase (decrease) in net assets

From operations
Net investment income	$935,458	$667,706
Net realized loss	(3,844,492)	(5,974,115)
Change in net unrealized appreciation (depreciation)	25,186,082	(19,437,598)

Increase (decrease) in net assets resulting from operations	22,277,048	(24,744,007)

Distributions to shareholders
From net investment income
Class A	(118,341)	(403,668)
Class B	—	(9,683)
Class C	—	(11,598)
Class I	(1,187,527)	(737,756)
Class R1	—	(2,249)
Class 1	(48,594)	(82,042)
Class NAV	(45,290)	(129,737)
Total distributions	(1,399,752)	(1,376,733)

From Fund share transactions (Note 6)	103,903,777	27,353,569

Total increase (decrease)	124,781,073	1,232,829

Net assets

Beginning of year	42,219,805	40,986,976

End of year	$167,000,878	$42,219,805

Undistributed (distributions in excess of) net investment income	($423,376)	$385,420

See notes to financial statements

Annual report | International Growth Fund	23

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	2-28-10	2-28-09	2-29-08	2-28-07[1]
Per share operating performance

Net asset value, beginning of year	$12.46	$22.86	$23.94	$20.00
Net investment income (loss)[2]	0.14	0.31	0.26	(0.01)
Net realized and unrealized gain (loss) on investments	4.86	(10.31)	0.53	4.44
Total from investment operations	5.00	(10.00)	0.79	4.43
Less distributions
From net investment income	(0.10)	(0.40)	(0.18)	(0.09)
From net realized gain	—	—	(1.69)	(0.40)
Total distributions	(0.10)	(0.40)	(1.87)	(0.49)
Net asset value, end of year	$17.36	$12.46	$22.86	$23.94
Total return (%)[3,4]	40.07	(44.00)	2.85	22.18[5]

Ratios and supplemental data

Net assets, end of year (in millions)	$23	$13	$26	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	1.68[6]	1.94	2.21	2.28[7]
Expenses net of fee waivers	1.64[6]	1.62	1.56	1.66[7]
Expenses net of fee waivers and credits	1.63[6]	1.62	1.56	1.66[7]
Net investment income (loss)	0.86	1.59	1.02	(0.06)[7]
Portfolio turnover (%)	37	59	97	41

1 The inception date for Class A shares is 6-12- 06.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

7 Annualized.

See notes to financial statements

24	International Growth Fund | Annual report

CLASS B SHARES Period ended	2-28-10	2-28-09	2-29-08	2-28-07[1]
Per share operating performance

Net asset value, beginning of year	$12.48	$22.81	$23.91	$20.00
Net investment income (loss)[2]	0.05	0.15	(0.01)	(0.16)
Net realized and unrealized gain (loss) on investments	4.83	(10.25)	0.60	4.48
Total from investment operations	4.88	(10.10)	0.59	4.32
Less distributions
From net investment income	—	(0.23)	—	(0.01)
From net realized gain	—	—	(1.69)	(0.40)
Total distributions	—	(0.23)	(1.69)	(0.41)
Net asset value, end of year	$17.36	$12.48	$22.81	$23.91
Total return (%)[3,4]	39.10	(44.43)	2.03	21.64[5]

Ratios and supplemental data

Net assets, end of year (in millions)	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	4.83[6]	4.68	4.62	10.94[7]
Expenses net of fee waivers	2.44[6]	2.65	2.41	2.39[7]
Expenses net of fee waivers and credits	2.40[6]	2.40	2.40	2.39[7]
Net investment income (loss)	0.29	0.80	(0.03)	(0.94)[7]
Portfolio turnover (%)	37	59	97	41

1 The inception date for Class B shares is 6-12- 06.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

7 Annualized.

CLASS C SHARES Period ended	2-28-10	2-28-09	2-29-08	2-28-07[1]
Per share operating performance

Net asset value, beginning of year	$12.47	$22.79	$23.90	$20.00
Net investment income (loss)[2]	(0.01)	0.20	0.05	(0.16)
Net realized and unrealized gain (loss) on investments	4.88	(10.29)	0.53	4.47
Total from investment operations	4.87	(10.09)	0.58	4.31
Less distributions
From net investment income	—	(0.23)	—	(0.01)
From net realized gain	—	—	(1.69)	(0.40)
Total distributions	—	(0.23)	(1.69)	(0.41)
Net asset value, end of year	$17.34	$12.47	$22.79	$23.90
Total return (%)[3,4]	39.05	(44.43)	1.99	21.59[5]

Ratios and supplemental data

Net assets, end of year (in millions)	$1	$1	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	3.95[6]	3.81	3.73	6.71[7]
Expenses net of fee waivers	2.41[6]	2.42	2.40	2.39[7]
Expenses net of fee waivers and credits	2.40[6]	2.40	2.40	2.39[7]
Net investment income (loss)	(0.06)	1.03	0.21	(0.98)[7]
Portfolio turnover (%)	37	59	97	41

1 The inception date for Class C shares is 6-12-06.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

7 Annualized.

See notes to financial statements

Annual report | International Growth Fund	25

CLASS I SHARES Period ended	2-28-10	2-28-09	2-29-08	2-28-07[1]
Per share operating performance

Net asset value, beginning of year	$12.48	$22.90	$23.97	$20.00
Net investment income[2]	0.14	0.18	0.36	0.07
Net realized and unrealized gain (loss) on investments	4.95	(10.12)	0.54	4.45
Total from investment operations	5.09	(9.94)	0.90	4.52
Less distributions
From net investment income	(0.17)	(0.48)	(0.28)	(0.15)
From net realized gain	—	—	(1.69)	(0.40)
Total distributions	(0.17)	(0.48)	(1.97)	(0.55)
Net asset value, end of year	$17.40	$12.48	$22.90	$23.97
Total return (%)[3,4]	40.76	(43.74)	3.27	22.60[5]

Ratios and supplemental data

Net assets, end of year (in millions)	$134	$23	$1	—
Ratios (as a percentage of average net assets):
Expenses before reductions	1.23[6]	1.67	5.07	17.20[7]
Expenses net of fee waivers	1.21[6]	1.20	1.20	1.19[7]
Expenses net of fee waivers and credits	1.21[6]	1.20	1.20	1.19[7]
Net investment income	0.84	1.16	1.43	0.42[7]
Portfolio turnover (%)	37	59	97	41

[1] The inception date for Class I shares is 6-12-06.

[2] Based on the average daily shares outstanding.

[3] Assumes dividend reinvestment (if applicable).

[4] Total returns would have been lower had certain expenses not been reduced during the periods shown.

[5] Not annualized.

[6] Includes the impact of proxy expenses, which amounted to 0.01% of average net assets.

[7] Annualized.

CLASS 1 SHARES Periodended	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$12.47	$22.89	$23.97	$20.00
Net investment income[2]	0.20	0.36	0.29	0.07
Net realized and unrealized gain (loss) on investments	4.89	(10.29)	0.61	4.45
Total from investment operations	5.09	(9.93)	0.90	4.52
Less distributions
From net investment income	(0.18)	(0.49)	(0.29)	(0.15)
From net realized gain	—	—	(1.69)	(0.40)
Total distributions	(0.18)	(0.49)	(1.98)	(0.55)
Net asset value, end of year	$17.38	$12.47	$22.89	$23.97
Total return (%)[3,4]	40.73	(43.72)	3.28	22.63[5]

Ratios and supplemental data

Net assets, end of year (in millions)	$5	$3	$3	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24[6]	1.51	1.83	2.00[7]
Expenses net of fee waivers	1.19[6]	1.15	1.15	1.15[7]
Expenses net of fee waivers and credits	1.19[6]	1.15	1.15	1.15[7]
Net investment income	1.23	1.94	1.14	0.41[7]
Portfolio turnover (%)	37	59	97	41

1 The inception date for Class 1 shares is 6-12-06.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

7 Annualized.

See notes to financial statements

26	International Growth Fund | Annual report

CLASS NAV Period ended	2-28-10	2-28-09	2-29-08	2-28-07[1]
Per share operating performance

Net asset value, beginning of year	$12.44	$22.84	$23.92	$23.73
Net investment income[2]	0.22	0.41	0.33	0.01
Net realized and unrealized gain (loss) on investments	4.87	(10.31)	0.59	0.18
Total from investment operations	5.09	(9.90)	0.92	0.19
Less distributions
From net investment income	(0.19)	(0.50)	(0.31)	—
From net realized gain	—	—	(1.69)	—
Total distributions	(0.19)	(0.50)	(2.00)	—
Net asset value, end of year	$17.34	$12.44	$22.84	$23.92
Total return (%)[3,4]	40.81	(43.69)	3.34	0.80[5]

Ratios and supplemental data

Net assets, end of year (in millions)	$5	$3	$8	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17[6]	1.41	1.77	2.75[7]
Expenses net of fee waivers	1.13[6]	1.10	1.10	1.13[7]
Expenses net of fee waivers and credits	1.13[6]	1.10	1.10	1.13[7]
Net investment income	1.38	2.11	1.33	0.14[7]
Portfolio turnover (%)	37	59	97	41

1 The inception date for Class NAV shares is 12-27-06.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

7 Annualized.

See notes to financial statements

Annual report | International Growth Fund	27

Notes to financial statements

Note 1 — Organization

John Hancock International Growth Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek high total return primarily through capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class 1 shares are sold only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are sold to affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Class R1 shares converted to Class A shares on August 21, 2009.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

28	International Growth Fund | Annual report

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2010, by major security category or type:

			LEVEL 2	LEVEL 3
	TOTAL MARKET		SIGNIFICANT	SIGNIFICANT
INVESTMENTS	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
IN SECURITIES	2-28-10	QUOTED PRICE	INPUTS	INPUTS

Common Stocks

United Kingdom	$36,534,121	—	$36,534,121	—

Japan	33,160,479	—	33,160,479	—

Switzerland	17,591,038	—	17,591,038	—

Australia	8,354,283	—	8,354,283	—

Sweden	7,958,388	—	7,958,388	—

Spain	7,552,472	—	7,552,472	—

Canada	6,843,338	$6,843,338	—	—

Germany	6,389,833	—	6,389,833	—

France	5,790,832	—	5,790,832	—

Netherlands	4,607,117	—	4,607,117	—

Belgium	3,601,661	—	3,601,661	—

Singapore	3,443,240	—	3,443,240	—

Hong Kong	3,428,393	—	3,428,393	—

Denmark	3,087,402	—	3,087,402	—

Norway	2,843,081	—	2,843,081	—

Greece	1,582,343	—	1,582,343	—

Bermuda	1,068,713	—	1,068,713	—

Italy	748,820	—	748,820	—

Austria	740,617	—	740,617	—

Luxembourg	733,714	—	733,714	—

Portugal	589,683	—	589,683	—

Finland	559,492	—	559,492	—

Ireland	477,229	—	477,229	—

Short-Term Investments	14,185,444	6,649,510	7,535,934	—

Total investments in
securities	$171,871,733	$13,492,848	$158,378,885	—
Other Financial
Instruments	73,098	14,672	58,426	—

Totals	$171,944,831	$13,507,520	$158,437,311	—

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT is a non stable value fund investing in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally

Annual report | International Growth Fund	29

determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of discounts/premiums on debt securities.

Securities lending. A Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, which is not a stable value fund. As a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized securities gains and losses is reflected as a component of securities gains and losses.

Funds that invest internationally generally carry more risk than Funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Expenses. The majority of expenses are directly attributable to an individual Fund. Expenses that are not readily attributable to a specific fund are allocated among all Funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the Funds’ relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state

30	International Growth Fund | Annual report

registration fees and printing and postage fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $150 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the year ended February 28, 2010, there were no significant borrowings under the line of credit by the Fund. Effective March 31, 2010, the amount of the line of credit changed to $100 million.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $10,274,841 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of February 28, 2010. Net currency losses of $361,441, that are a result of currency transactions occurring after October 31, 2009 are treated as occurring on March 1, 2010, the first day of the Fund’s next taxable year.

At February 28, 2010, capital loss carryforward available to offset future realized gains was as follows:

CAPITAL LOSS CARRYFORWARD
EXPIRING AT FEBRUARY 28

2017	2018

$4,155,616	$6,119,225

As of February 28, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually. The tax character of distributions for the years ended February 28, 2010 and February 28, 2009 was as follows:

	FEBRUARY 28, 2010	FEBRUARY 28, 2009

Ordinary Income	$1,399,752	$1,376,733

Distributions paid by the Fund with respect to each series of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class. As of February 28, 2010, the Fund has no distributable earnings on a tax basis.

Annual report | International Growth Fund	31

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to foreign currency transactions.

Note 3 — Derivative instruments

The Fund may invest in derivatives, including futures contract and forward foreign currency contracts in order to meet its investment objectives. The Fund may use derivatives to manage against anticipated changes in securities markets or currency rates, access certain securities markets and enhance potential gains.

The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose a Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or the Fund will succeed in enforcing them.

For more information regarding the Fund’s use of derivatives, please refer to the Fund’s Prospectuses and Statement of Additional Information.

Futures. A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the fund’s initial investment.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.

32	International Growth Fund | Annual report

During the year ended February 28, 2010 the Fund used futures contracts to enhance potential gains, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies. The following table summarizes the contracts held at February 28, 2010. The range of futures contracts notional amounts held by the Fund during the year ended February 28, 2010 was $1.6 million to $12.3 million.

					UNREALIZED
OPEN	NUMBER OF				APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	(DEPRECIATION)

FTSE 100 Index
Futures	17	Long	March 2010	$1,383,306	$3,167
MSCI EAFE Index
Futures	37	Long	March 2010	2,769,450	(18,259)
OMX 30 Index
Futures	229	Long	March 2010	3,051,278	29,951
Hang Seng Index
Futures	5	Long	March 2010	661,447	13,762
SGX MSCI Singapore
Index Futures	35	Long	March 2010	1,646,795	2,788
ASX SPI 200 Index
Futures	2	Short	March 2010	206,261	(1,537)
S&P TSE 60 Index
Futures	20	Short	March 2010	2,584,300	(15,200)

				$12,302,837	$14,672

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the fund’s total return, and the potential for losses in excess of the fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the year ended February 28, 2010 the Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies. The following table summarizes the contracts held at February 28, 2010. The range of forward foreign currency contracts notional amounts held by the Fund during the year ended February 28, 2010 was $7.6 million to $16.3 million.

	PRINCIPAL	PRINCIPAL AMOUNT		UNREALIZED
	AMOUNT COVERED	COVERED BY	SETTLEMENT	APPRECIATION
CURRENCY	BY CONTRACT	CONTRACT (USD)	DATE	(DEPRECIATION)

Buy

Euro	444,027	$608,021	4/23/2010	($3,460)

Euro	96,406	132,544	4/23/2010	(1,283)

Japanese Yen	492,853,607	5,414,605	4/23/2010	134,184

Pound Sterling	1,460,307	2,298,801	4/23/2010	(72,932)

Pound Sterling	93,567	147,018	4/23/2010	(4,398)

Swedish Krona	23,837,848	3,329,825	4/23/2010	13,944

Swiss Franc	1,987,402	1,857,199	4/23/2010	(6,521)

		$13,788,013		$59,534

Annual report | International Growth Fund	33

	PRINCIPAL	PRINCIPAL AMOUNT		UNREALIZED
	AMOUNT COVERED	COVERED BY	SETTLEMENT	APPRECIATION
CURRENCY	BY CONTRACT	CONTRACT (USD)	DATE	(DEPRECIATION)

Sells

Australian Dollar	2,555,710	$2,290,274	4/23/2010	$12,292

Australian Dollar	723,406	622,333	4/23/2010	(22,461)

Canadian Dollar	4,246,070	4,062,323	4/23/2010	27,072

Hong Kong Dollar	3,116,000	401,324	4/23/2010	(253)

Japanese Yen	123,832,833	1,373,282	4/23/2010	(20,889)

Norwegian Krone	2,167,635	368,564	4/23/2010	2,625

Singapore Dollar	1,868,078	1,328,836	4/23/2010	506

		$10,446,936		($1,108)

Fair value of derivative instruments by risk category. The table below summarizes the fair values of derivatives held by the Fund at February 28, 2010, by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

	Receivable for futures
	variation margin; Net
	unrealized appreciation
	(depreciation) on
Equity Contracts	investments	Futures contracts†	$49,668	($34,996)

	Receivable/Payable
	for foreign forward
Foreign Exchange	currency exchange	Forward foreign
Contracts	contracts	currency contracts	190,623	(132,197)
Total			$240,291	($167,193)

† Reflects cumulative appreciation/depreciation of futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Effect of derivative instruments on the Statement of Operations. The table below summarizes the realized gain (loss) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the period ended February 28, 2010:

			FORWARD FOREIGN
	STATEMENT OF	FUTURES	CURRENCY
RISK	OPERATIONS LOCATION	CONTRACTS	CONTRACTS*	TOTAL

Equity Contracts	Net realized gain	$1,291,133	—	$1,291,133

Foreign Exchange
Contracts	Net realized loss	—	($347,632)	(347,632)

Total		$1,291,133	($347,632)	$943,501

* Realized gain/loss associated with forward foreign current contracts is included in the caption on the Statement of Operations.

34	International Growth Fund | Annual report

The table below summarizes the change in unrealized appreciation (depreciation) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the year ended February 28, 2010:

	STATEMENT OF	FUTURES	FORWARD FOREIGN
RISK	OPERATIONS LOCATION	CONTRACTS	CURRENCY CONTRACTS *	TOTAL

Translation
of assets and
		Futures	liabilities in
		contracts	foreign currencies
Equity Contracts	Change in
unrealized
appreciation
	(depreciation)	$144,426	—	$144,426

Foreign Exchange	Change in
Contracts	unrealized
appreciation
	(depreciation)	—	$249,194	249,194

Total		$144,426	$249,194	$393,620

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statement of Operations.

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of MFC.

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.92% of the first $100,000,000 of the Fund’s average daily net assets; (b) 0.895% of the next $900,000,000 of the Fund’s average daily net assets; (c) 0.88% of the next $1,000,000,000 of the Fund’s average daily net assets; (d) 0.85% of the next $1,000,000,000 of the Fund’s average daily net assets; (e) 0.825% of the next $1,000,000,000 of the Fund’s average daily net assets; and (f) 0.80% of the Fund’s average daily net assets in excess of $4,000,000,000. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

Prior to October 1, 2009, the Fund had an investment management contract with the Adviser under which the Fund paid a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.92% of the first $100,000,000 of the Fund’s average daily net assets; (b) 0.895% of the next $900,000,000 of the Fund’s average daily net assets; and (c) 0.88% of the Fund’s average daily net assets in excess of $1,000,000,000.

The investment management fees incurred for the year ended February 28, 2010 were equivalent to an annual effective rate of 0.91% of the Fund’s average daily net assets.

Annual report | International Growth Fund	35

Effective July 1, 2009, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 1.70% for Class A shares, 2.40% for Class B, 2.40% for Class C, 1.22% for Class I, 1.20% for Class 1 and 1.15% for Class NAV. The expense reimbursements and limits will continue in effect until June 30, 2010 and thereafter until terminated by the Adviser on notice to the Trust.

Prior to June 30, 2009, the Adviser contractually agreed to reimburse or limit certain Fund level expenses to 0.18% of the Fund’s average annual net assets which are allocated pro rata to all share classes. The agreements excluded taxes, portfolio brokerage commissions, interest, advisory fees, distribution and service fees, transfer agent fees, state registration fees, printing and postage fees, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, were excluded.

In addition, the Adviser agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits were such that these expenses will not exceed 1.70% for Class A shares, 2.40% for Class B, 2.40% for Class C, 1.20% for Class I, 1.70% for Class R1, 1.15% for Class 1 and 1.10% for Class NAV.

Accordingly, the expense reductions or reimbursements related to these agreements were $8,050, $13,143, $11,567, $15,084, $7,865, $1,942 and $2,012 for Class A, Class B, Class C, Class I, Class R1, Class 1 and Class NAV, respectively for the year ended February 28, 2010.

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports amongst other services. These expenses are allocated to each share class based on relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the year ended February 28, 2010, amounted to an approximate annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class 1 and R1 shares pursuant to Rule 12b-1 of the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1 shares, the Fund pays the Distributor for certain other services. The following table shows the contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fees	Service Fee

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class 1	0.05%	—
Class R1	0.50%	0.25%

36	International Growth Fund | Annual report

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $31,306 for the year ended February 28, 2010. Of this amount, $5,244 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $26,026 was paid as sales commissions to broker-dealers and $36 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended February 28, 2010, CDSCs amounts received by the Distributor amounted to $4,888 and $215 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services” or “Transfer Agent”), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B, Class C and Class R1 shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

• Additionally, Class NAV shares do not pay transfer agent fees.

Certain investor accounts that maintain small balances are charged an annual small accounts fee by Signature Services. Amounts related to these fees are credited by Signature Services to the Fund. For the year ended February 28, 2010, these fees totaled $1,862.

Class level expenses for the year ended February 28, 2010 were:

	Distribution		State	Printing
Class	and service fees	Transfer agent fees	registration fees	and postage fees

Class A	$54,159	$23,046	$10,818	$976
Class B	5,503	5,144	9,020	311
Class C	7,524	3,971	9,020	321
Class I	—	32,839	9,457	7,491
Class 1	2,023	—	—	317
Class R1	249	502	7,364	54
Total	$69,458	$65,502	$45,679	$9,470

Affiliated share ownership. Affiliates of the Fund owned 828,882 shares of beneficial interest of Class A on February 28, 2010.

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. Deferred amounts are invested in various John Hancock Funds and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

Annual report | International Growth Fund	37

Note 6 — Fund share transactions

Transactions in Fund shares for the years ended February 28, 2010 and 2009 were as follows:

	Year ended 2-28-10		Year ended 2-28-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	368,180	$6,341,223	135,017	$2,639,354
Exchanged from Class R1	7,263	121,989	—	—
Distributions reinvested	6,431	116,714	26,368	389,191
Repurchased	(105,391)	(1,656,573)	(287,397)	(5,278,555)
Net increase (decrease)	276,483	$4,923,353	(126,012)	($2,250,010)

Class B shares

Sold	11,882	$200,465	11,954	$225,925
Distributions reinvested	—	—	430	6,370
Repurchased	(20,091)	(318,226)	(23,572)	(418,103)
Net decrease	(8,209)	($117,761)	(11,188)	($185,808)

Class C shares

Sold	43,030	$684,156	7,289	$123,129
Distributions reinvested	—	—	694	10,259
Repurchased	(40,666)	(591,385)	(62,826)	(1,257,189)
Net increase (decrease)	2,364	$92,771	(54,843)	($1,123,801)

Class I shares

Sold	6,511,940	$108,774,330	2,138,964	$36,027,363
Distributions reinvested	499	9,073	3,347	49,405
Repurchased	(638,236)	(10,431,836)	(360,763)	(5,435,317)
Net increase	5,874,203	$98,351,567	1,781,548	$30,641,451

Class R1 shares

Sold	1,969	$26,066	429	$8,405
Exchanged for Class A	(7,270)	(121,989)	—	—
Distributions reinvested	—	—	153	2,249
Repurchased	(897)	(12,532)	(379)	(6,321)
Net increase (decrease)	(6,198)	($108,455)	203	$4,333

Class 1 shares

Sold	155,089	$2,534,636	143,982	$2,662,289
Distributions reinvested	2,674	48,594	5,562	82,042
Repurchased	(84,600)	(1,398,184)	(69,425)	(1,269,588)
Net increase	73,163	$1,185,046	80,119	$1,474,743

Class NAV shares

Sold	194,492	$2,950,895	34,844	$786,414
Distributions reinvested	2,499	45,290	8,820	129,737
Repurchased	(191,058)	(3,418,929)	(120,906)	(2,123,490)
Net increase (decrease)	5,933	($422,744)	(77,242)	($1,207,339)

Net increase	6,217,739	$103,903,777	1,592,585	$27,353,569

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $133,341,190 and $35,938,107, respectively for the year ended February 28, 2010.

38	International Growth Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Funds III and Shareholders of
John Hancock International Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock International Growth Fund (the “Fund”) at February 28, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 15, 2010

Annual report | International Growth Fund	39

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 28, 2010.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2010.

Shareholders will be mailed a 2010 Form 1099-DIV in January 2011. This will reflect the total of all distributions that are taxable for calendar year 2010.

40	International Growth Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2006	47

Chairperson (since 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency)
(until 2007); Vice President, Institute of International Education (until 2007); Senior Fellow, Cornell
University Institute of Public Affairs, Cornell University (1997–1998); Former President Wells College,
St. Lawrence University and the Association of Colleges and Universities of the State of New York.
Director of the following: Niagara Mohawk Power Corporation (until 2003); Security Mutual Life
(insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program (until 2007);
UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002); Council for
International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	2006	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin
Insurance Agency, Inc. (since 1995); Chairman and Chief Executive Officer, Carlin Consolidated, Inc.
(management/investments) (since 1987).

William H. Cunningham, Born: 1944	2006	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation
(since 2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (since 2007).

Annual report | International Growth Fund	41

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	2006	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia
Archdiocesan Educational Fund (since 2009); Senior Vice President and Chief Financial Officer, UGI
Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas,
Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director,
EnergyNorth, Inc. (until 1995); Director, Parks and History Association (Cooperating Association,
National Park Service) (until 2005).

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998-2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2006	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	2006	47

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2008	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman,
Industrial Markets, KPMG (1998–2002).

Non-Independent Trustees[3]
Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2006	244

Senior Executive Vice President, U.S. Division, Manulife Financial Corporation (since 2009), Executive
Vice President (1999–2009); Chairman and Director, John Hancock Advisers, LLC and John Hancock
Funds, LLC (since 2005); Chairman and Director, John Hancock Investment Management Services, LLC
(since 2006); Trustee of John Hancock Trust (since 2005), John Hancock Funds II (since 2005) and the
John Hancock retail funds (since 2006).

42	International Growth Fund | Annual report

Non-Independent Trustees[3] (continued)
Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, Strategic Initiatives (since 2006), Vice President (until 2006), Manulife Financial
Corporation; Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers,
LLC, The Berkeley Financial Group, LLC, John Hancock Investment Management Services, LLC
and John Hancock Funds, LLC (since 2007); Chief Operating Officer, John Hancock Funds II and
John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (2007–2009);
Director, John Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock
Advisers, LLC, The Berkeley Financial Group, LLC, MFC Global Investment Management (U.S.), LLC,
John Hancock Investment Management Services, LLC, John Hancock Funds, LLC, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (2005-2007).

Principal officers who are not Trustees
Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
Directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2006

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC, The Berkeley Financial Group, LLC, John Hancock Funds,
LLC (since 2005); Director, MFC Global Investment Management (U.S.), LLC (since 2005); Chairman and
Director, Signature Services (since 2005); Director, President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer,
John Hancock retail funds (since 2005); President and Chief Executive Officer (until 2009), John Hancock
Funds II and John Hancock Trust; Director, Chairman and President, NM Capital Management, Inc.
(since 2005); Member and former Chairman, Investment Company Institute Sales Force Marketing
Committee (since 2003); President and Chief Executive Officer, MFC Global (U.S.) (2005–2006).

Andrew G. Arnott, Born: 1971		2009

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2009); Senior Vice President (since 2007),
Vice President (2005–2007), John Hancock Advisers, LLC; Senior Vice President (since 2008), Vice
President (2006–2008), John Hancock Investment Management Services, LLC; Senior Vice President
(since 2006), Vice President (2005–2006), 2nd Vice President (2004–2005), John Hancock Funds,
LLC; Chief Operating Officer (since 2009), Vice President (2007–2009), John Hancock retail funds;
Vice President (since 2006), John Hancock Funds II and John Hancock Trust; Senior Vice President
(2005–2009), Product Management and Development for John Hancock Funds, LLC; Vice President and
Director (1998–2005), Marketing and Product Management for John Hancock Funds, LLC.

Annual report | International Growth Fund	43

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
Directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock Funds II and John Hancock
Trust (since 2006); Secretary and Chief Legal Counsel (since 2008) and Secretary (2007–2008),
John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC; Secretary,
John Hancock Funds, LLC and The Berkeley Financial Group, LLC (since 2007); Vice President and
Associate General Counsel for Massachusetts Mutual Life Insurance Company (1999–2006); Secretary
and Chief Legal Counsel for MML Series Investment Fund (2000–2006); Secretary and Chief Legal
Counsel for MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Trust,
John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2005);
VicePresident, John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and
MFC Global Investment Management (U.S.), LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management
Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds, John Hancock Funds II and
John Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005).

Michael J. Leary, Born: 1965	2007

Treasurer
Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2009);
Assistant Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust
(2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291 or by visiting our Web sitewww.jhfunds.com.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

44	International Growth Fund | Annual report

More information

Trustees	Investment adviser
Patti McGill Peterson,Chairperson	John Hancock Investment Management
James R. Boyle†	Services, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	Grantham, Mayo, Van Otterloo & Co. LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.	The report is certified under the Sarbanes-Oxley
Chief Compliance Officer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Charles A. Rizzo	knowledge, the information in their financial reports
Chief Financial Officer	is fairly and accurately stated in all material respects.

Michael J. Leary
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 toreceive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | International Growth Fund	45

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Growth Fund.	8700A 2/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/10

John Hancock

MUTUAL FUNDS

John Hancock
International Allocation Portfolio

Annual Report

2.28.10

Management’s discussion of
Fund performance

By mFC Global Investment management (U.S.A.) Limited

During the 12 months ended February 28, 2010, international stock markets produced extraordinary gains. All sectors within the MSCI EAFE Index delivered double-digit returns, led by materials and financials. Within the index some of the strongest returns were experienced in Australia, Singapore and Sweden. International small-cap equities bested their large-cap counterparts and emerging-market equities advanced even more strongly during the period. Emerging markets’ performance was driven by exceptionally strong returns in the consumer discretionary, materials and financial sectors. From a country perspective, Hungary, Indonesia, Russia and India made significant positive contributions. Currency movements had a large favorable impact on the returns of international stocks during the period. As foreign currencies appreciated versus the U.S. dollar, this translated into gains for U.S. investors as profits were worth more when converted back to dollars.

During the period, John Hancock International Allocation Portfolio’s Class A shares returned 59.59% at net asset value (NAV), beating the 55.32% return of the MSCI EAFE Index, the Fund’s benchmark, and the 54.04% return of the Morningstar, Inc. foreign large blend category average. The Fund’s outperformance was driven by both its asset allocation mix and its manager allocations. The Fund’s exposures to international small-cap, emerging-market and Chinese equities contributed positively to relative performance.

Within the manager allocations, the strongest positive contributor to relative performance was the International Value Fund (Templeton). This fund benefited from skillful stock selection in the consumer discretionary, industrials and technology sectors as well as an underweight to the lagging utilities sector. The Emerging Markets Value Fund (DFA) added to relative performance due to the fund’s value approach and small-cap bias. Conversely, the International Growth Fund (GMO) negatively impacted performance due to its bias towards high-quality stocks and its currency allocations.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

6	International Allocation Portfolio | Annual report

A look at performance

For the period ended February 28, 2010

	Average annual returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since				Since
	1-year	5-year	10-year	inception[1]	1-year	5-year	10-year	inception[1]

Class A	51.50	—	—	–8.68	51.50	—	—	–25.01

Class B	53.73	—	—	–8.59	53.73	—	—	–24.77

Class C	57.73	—	—	–7.81	57.73	—	—	–22.73

Class I2	60.62	—	—	–6.76	60.62	—	—	–19.89

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until June 30, 2010. The following expense ratios include expenses of the underlying affiliated funds in which the Fund invests. The net expenses are as follows: Class A — 1.72%, Class B — 2.42%, Class C — 2.42% and Class I — 1.24%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.96%, Class B — 4.07%, Class C — 2.96% and Class I — 2.39%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 From December 29, 2006.

2 For certain types of investors, as described in the Fund’s Class I share prospectus.

Annual report | International Allocation Portfolio	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock International Allocation Portfolio Class A shares for the period indicated. For comparison, we’ve shown in the MSCI EAFE Index.

	Period	Without sales	With maximum
	beginning	charge	sales charge	Index[2]

Class B	12-29-06	$7,728	$7,523	$7,993

Class C3	12-29-06	7,727	7,727	7,993

Class I4	12-29-06	8,011	8,011	7,993

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of February 28, 2010. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 Index figure as of closest month end to fund inception date.

3 The contingent deferred sales charge, if any, is not applicable.

4 For certain types of investors, as described in the Fund’s Class I share prospectus.

8	International Allocation Portfolio | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2009 with the same investment held until February 28, 2010.

	Account value	Ending value	Expenses paid during period
	on 9-1-09	on 2-28-10	ended 2-28-10[1,2]

Class A	$1,000.00	$1,034.30	$3.58

Class B	1,000.00	1,031.10	7.55

Class C	1,000.00	1,031.10	7.20

Class I	1,000.00	1,037.00	1.01

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | International Allocation Portfolio	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2009, with the same investment held until February 28, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 9-1-09	on 2-28-10	ended 2-28-10[1,2]

Class A	$1,000.00	$1,021.30	$3.56

Class B	1,000.00	1,017.40	7.50

Class C	1,000.00	1,017.70	7.15

Class I	1,000.00	1,023.80	1.00

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.71%, 1.50%, 1.43% and 0.20% for Class A, Class B, Class C and Class I respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2 The Fund’s expense ratios do not include fees and expenses indirectly incurred by the underlying funds, whose ratios can vary based on the mix of underlying funds. The range of expense ratios of the underlying funds held were 0.91% to 1.13%.

10	International Allocation Portfolio | Annual report

Portfolio summary

Asset Allocation[1]

International Large Cap	79%

International Small Cap	10%

Emerging Markets	6%

Other	5%

1 As a percentage of net assets on February 28, 2010.

Annual report | International Allocation Portfolio	11

Fund’s investments

Investment companies
Underlying Funds’ Investment Manager
Dimensional Fund Advisors L.P.	(DFA)
Templeton Investment Counsel, LLC	(Templeton)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Marsico Capital Management, LLC	(Marsico)
MFC Global Investment Management (U.S.A.) Limited	(MFC Global U.S.A.)

Securities owned by the Fund on 2-28-10

	Shares	Value

Affiliated Investment Companies 100.29% (G)		$17,132,155

(Cost $17,690,864)

John Hancock Funds 5.01%		856,289

Greater China Opportunities (MFC Global U.S.A.) (F)	48,847	856,289

John Hancock Funds II 68.85%		11,761,278

Emerging Markets Value (DFA)	108,864	1,114,765

International Opportunities (Marsico)	373,636	4,509,782

International Small Company (DFA)	230,120	1,626,949

International Value (Templeton)	347,977	4,509,782

John Hancock Funds III 26.43%		4,514,588

International Growth (GMO)	260,357	4,514,588

Total investments (Cost $17,690,864)† 100.29%		$17,132,155

Other assets and liabilities, net (0.29%)		($49,493)

Total net assets 100.00%		$17,082,662

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

(F) The subadviser is an affiliate of the adviser and/or the Fund.

(G) The underlying fund’s subadviser is shown parenthetically.

† At February 28, 2010, the aggregate cost of investment securities for federal income tax purposes was $20,885,157. Net unrealized depreciation aggregated $3,753,002, of which $417,870 related to appreciated investment securities and $4,170,872 related to depreciated investment securities.

See notes to financial statements

12	International Allocation Portfolio | Annual report

F I N A N C I A L  S T A T E M E N TS

Financial statements

Statement of assets and liabilities 2-28-10

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in affiliated funds, at value (Note 7)	$17,132,155
Total investments, at value (Cost $17,690,864)	17,132,155
Cash	71,810
Receivable for fund shares sold	17,067
Receivable from affiliates	437
Receivable due from adviser	2,796
Other receivables and prepaid assets	2,230

Total assets	17,226,495

Liabilities

Payable for investments purchased	17,395
Payable for fund shares repurchased	73,997
Payable to affiliates
Accounting and legal services fees	236
Transfer agent fees	4,200
Trustees fees	486
Other liabilities and accrued expenses	47,519

Total liabilities	143,833

Net assets

Capital paid-in	$33,319,439
Accumulated distributions in excess of net investment income	(408)
Accumulated net realized loss on investments	(15,677,660)
Net unrealized depreciation on investments	(558,709)

Net assets	$17,082,662

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($10,278,111 ÷ 1,505,967 shares)	$6.82
Class B ($1,292,127 ÷ 189,037 shares)[1]	$6.84
Class C ($5,210,151 ÷ 761,669 shares)[1]	$6.84
Class I ($302,273 ÷ 44,313 shares)	$6.82

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$7.18

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | International Allocation Portfolio	13

F I N A N C I A L  S T A T E M E N TS

Statement of operations For the year ended 2-28-10

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Income distributions received from affiliated underlying funds	$260,046

Total investment income	260,046

Expenses

Investment management fees (Note 4)	17,064
Distribution and service fees (Note 4)	104,473
Accounting and legal services fees (Note 4)	1,688
Transfer agent fees (Note 4)	55,679
Trustees’ fees (Note 4)	1,681
State registration fees (Note 4)	38,010
Printing and postage fees (Note 4)	14,254
Professional fees	39,721
Custodian fees	11,785
Registration and filing fees	21,375
Proxy fees	6,666
Other	978

Total expenses	313,374
Less expense reductions (Note 4)	(128,832)

Net expenses	184,542

Net investment income	75,504

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	(10,071,009)
Capital gain distributions received from affiliated underlying funds	4,102
(10,066,907)
Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	20,230,923
20,230,923
Net realized and unrealized gain	10,164,016

Increase in net assets from operations	$10,239,520

See notes to financial statements

14	International Allocation Portfolio | Annual report

F I N A N C I A L  S T A T E M E N TS

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	2-28-10	2-28-09

Increase (decrease) in net assets

From operations
Net investment income	$75,504	$440,964
Net realized loss	(10,066,907)	(4,956,429)
Change in net unrealized appreciation (depreciation)	20,230,923	(15,945,899)

Increase (decrease) in net assets resulting from operations	10,239,520	(20,461,364)

Distributions to shareholders
From net investment income
Class A	(83,517)	(386,518)
Class B	(2,809)	(10,843)
Class C	(12,136)	(56,884)
Class I	(3,728)	(8,745)
From net realized gain
Class A	(2,419)	(855,134)
Class B	(300)	(43,749)
Class C	(1,298)	(229,507)
Class I	(72)	(14,994)

Total distributions	(106,279)	(1,606,374)

From Fund share transactions (Note 5)	(10,301,661)	(1,703,968)

Total decrease	(168,420)	(23,771,706)

Net assets

Beginning of year	17,251,082	41,022,788

End of year	$17,082,662	$17,251,082

Accumulated distributions in excess of net investment income	($408)	($331)

See notes to financial statements

Annual report | International Allocation Portfolio	15

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$4.31	$9.48	$9.96	$10.00
Net investment income (loss)[2,3]	0.02	0.12	0.13	(0.01)
Net realized and unrealized gain (loss) on investments	2.55	(4.86)	(0.03)	(0.03)
Total from investment operations	2.57	(4.74)	0.10	(0.04)
Less distributions
From net investment income	(0.06)	(0.14)	(0.13)	—
From net realized gain	—[4]	(0.29)	(0.45)	—
Total distributions	(0.06)	(0.43)	(0.58)	—
Net asset value, end of year	$6.82	$4.31	$9.48	$9.96
Total return (%)[5,6]	59.59	(50.67)	0.70	(0.40)[7]

Ratios and supplemental data

Net assets, end of year (in millions)	$10	$13	$30	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06[8,9]	0.92[8]	1.11[8]	8.53[10]
Expenses net of fee waivers	0.67[8,9]	0.61[8]	0.58[8]	0.60[10]
Expenses net of fee waivers and credits	0.66[8,9]	0.61[8]	0.58[8]	0.60[10]
Net investment income (loss)[3]	0.29	1.56	1.21	(0.60)[10]
Portfolio turnover (%)	41	23	23	3

1 The inception date for Class A shares is 12-29-06.

2 Based on the average daily shares outstanding.

3 Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

4 Less than ($0.01) per share.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment (if applicable).

7 Not annualized.

8 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.91% to 1.17%, 0.99% to 1.17% and 1.02% for the years ended 2-28-10, 2-28-09 and 2-29-08, respectively, based on the mix of underlying funds by the Fund.

9 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

10 Annualized.

See notes to financial statements

16	International Allocation Portfolio | Annual report

CLASS B SHARES Period ended	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$4.32	$9.46	$9.95	$10.00
Net investment income (loss)[2,3]	0.03	0.06	0.07	(0.02)
Net realized and unrealized gain (loss) on investments	2.51	(4.83)	(0.06)	(0.03)
Total from investment operations	2.54	(4.77)	0.01	(0.05)
Less distributions
From net investment income	(0.02)	(0.08)	(0.05)	—
From net realized gain	—[4]	(0.29)	(0.45)	—
Total distributions	(0.02)	(0.37)	(0.50)	—
Net asset value, end of year	$6.84	$4.32	$9.46	$9.95
Total return (%)[5,6]	58.73	(51.01)	(0.13)	(0.50)[7]

Ratios and supplemental data

Net assets, end of year (in millions)	$1	$1	$2	$—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.06[9,10]	3.03[9]	4.02[9]	28.58[11]
Expenses net of fee waivers	1.44[9,10]	1.53[9]	1.34[9]	1.26[11]
Expenses net of fee waivers and credits	1.37[9,10]	1.31[9]	1.33[9]	1.26[11]
Net investment income (loss)[3]	0.48	0.80	0.70	(1.26)[11]
Portfolio turnover (%)	41	23	23	3

1 The inception date for Class B shares is 12-29-06.

2 Based on the average daily shares outstanding.

3 Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

4 Less than ($0.01) per share.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment (if applicable).

7 Not annualized.

8 Less than $500,000.

9 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.91% to 1.17%, 0.99% to 1.17% and 1.02% for the years ended 2-28-10, 2-28-09 and 2-29-08, respectively, based on the mix of underlying funds by the Fund.

10 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

11 Annualized.

See notes to financial statements

Annual report | International Allocation Portfolio	17

CLASS C SHARES Period ended	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$4.32	$9.46	$9.95	$10.00
Net investment income (loss)[2,3]	0.03	0.06	0.08	(0.02)
Net realized and unrealized gain (loss) on investments	2.51	(4.83)	(0.07)	(0.03)
Total from investment operations	2.54	(4.77)	0.01	(0.05)
Less distributions
From net investment income	(0.02)	(0.08)	(0.05)	—
From net realized gain	—[4]	(0.29)	(0.45)	—
Total distributions	(0.02)	(0.37)	(0.50)	—
Net asset value, end of year	$6.84	$4.32	$9.46	$9.95
Total return (%)[5,6]	58.73	(51.01)	(0.13)	(0.50)[7]

Ratios and supplemental data

Net assets, end of year (in millions)	$5	$3	$8	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.11[8,9]	1.92[8]	2.31[8]	18.62[10]
Expenses net of fee waivers	1.40[8,9]	1.31[8]	1.33[8]	1.27[10]
Expenses net of fee waivers and credits	1.37[8,9]	1.31[8]	1.33[8]	1.27[10]
Net investment income (loss)[3]	0.44	0.76	0.79	(1.27)[10]
Portfolio turnover (%)	41	23	23	3

1 The inception date for Class C shares is 12-29-06.

2 Based on the average daily shares outstanding.

3 Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

4 Less than ($0.01) per share.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment (if applicable).

7 Not annualized.

8 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.91% to 1.17%, 0.99% to 1.17% and 1.02% for the years ended 2-28-10, 2-28-09 and 2-29-08, respectively, based on the mix of underlying funds by the Fund.

9 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

10 Annualized.

See notes to financial statements

18	International Allocation Portfolio | Annual report

CLASS I SHARES Period ended	2-28-10	2-28-09	2-29-08	2-28-07[1]

Per share operating performance

Net asset value, beginning of year	$4.30	$9.49	$9.97	$10.00
Net investment income[2,3]	0.09	0.11	0.16	—[4]
Net realized and unrealized gain (loss) on investments	2.52	(4.84)	(0.03)	(0.03)
Total from investment operations	2.61	(4.73)	0.13	(0.03)
Less distributions
From net investment income	(0.09)	(0.17)	(0.16)	—
From net realized gain	—[4]	(0.29)	(0.45)	—
Total distributions	(0.09)	(0.46)	(0.61)	—
Net asset value, end of year	$6.82	$4.30	$9.49	$9.97
Total return (%)[5,6]	60.62	(50.48)	1.02	(0.30)[7]

Ratios and supplemental data

Net assets, end of year (in millions)	$—[8]	$—[8]	$1	$—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.68[9,10]	1.35[9]	7.17[9]	25.01[11]
Expenses net of fee waivers	0.19[9,10]	0.16[9]	0.18[9]	0.17[11]
Expenses net of fee waivers and credits	0.19[9,10]	0.16[9]	0.18[9]	0.17[11]
Net investment income (loss)[3]	1.46	1.44	1.55	(0.17)[11]
Portfolio turnover (%)	41	23	23	3

1 The inception date for Class I shares is 12-29-06.

2 Based on the average daily shares outstanding.

3 Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

4 Less than ($0.01) per share.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment (if applicable).

7 Not annualized.

8 Less than $500,000.

9 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.91% to 1.17%, 0.99% to 1.17% and 1.02% for the years ended 2-28-10, 2-28-09 and 2-29-08, respectively, based on the mix of underlying funds by the Fund.

10 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

11 Annualized.

See notes to financial statements

Annual report | International Allocation Portfolio	19

Notes to financial statements

Note 1 — Organization

John Hancock International Allocation Portfolio (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek high long-term growth of capital. The Fund is designed to provide diversification of investments within the international asset class.

The Fund operates as a “fund of funds”, investing in Class NAV shares of affiliated underlying funds of the Trust and John Hancock Funds II (JHF II) and other permitted investments.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

The accounting policies of the underlying funds of the Fund are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-344-1029, on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the year ended February 28, 2010, all investments of the Fund are Level 1 under the hierarchy described above.

In order to value the securities, the Fund uses the following valuation techniques. Investments by the Fund in underlying affiliated funds are valued at their respective net asset value each business

20	International Allocation Portfolio | Annual report

day. All other securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of discounts/premiums on debt securities.

Expenses. The majority of expenses are directly attributable to an individual Fund. Expenses that are not readily attributable to a specific fund are allocated among all Funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the Funds’ relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Overdrafts. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $8,833,465 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of February 28, 2010. Net capital losses of $3,649,902, that are a result of securities transactions occurring after October 31, 2009, are treated as occurring on March 1, 2010, the first day of the Fund’s next taxable year.

At February 28, 2010, capital loss carryforward available to offset future realized gains was as follows:

CAPITAL LOSS CARRYFORWARD
EXPIRING AT FEBRUARY 28

2017	2018

$1,965,278	$6,868,187

Annual report | International Allocation Portfolio	21

As of February 28, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended February 28, 2010 and February 28, 2009 was as follows:

	FEBRUARY 28, 2010	FEBRUARY 28, 2009

Ordinary Income	$106,279	$511,459

Long-Term Capital Gain	—	1,094,915

Distributions paid by the Fund with respect to each series of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class. As of February 28, 2010, the Fund has no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation.

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays the Adviser a management fee that has two components: (a) a fee on assets invested in the funds of JHF II and III (Fund Assets) and (b) a fee on assets invested in investments other than JHF II and III (Other Assets). The Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.05% of the first $500,000,000 of the Fund Assets; (b) 0.04% of the Fund Assets in excess of $500,000,000, (c) 0.50% of the first $500,000,000 of the Other Assets and (d) 0.49% of the Other Assets in excess of $500,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.A.). The Fund is not responsible for payment of the subadvisory fees. The investment management fees incurred for the year ended February 28, 2010 were equivalent to an annual effective rate of 0.08% of the Fund’s average daily net assets, which includes a voluntary waiver by the Adviser of 0.04% of the Fund’s average daily net assets.

22	International Allocation Portfolio | Annual report

Effective July 1, 2009, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 0.68% for Class A shares, 1.38% for Class B, 1.38% for Class C and 0.20% for Class I. The expense reimbursements and limits will continue in effect until June 30, 2010 and thereafter until terminated by the Adviser on notice to the Trust.

Prior to June 30, 2009, the Adviser contractually agreed to reimburse or limit certain Fund level expenses to 0.09% of the Fund’s average annual net assets which are allocated pro rata to all share classes. The agreements excluded the indirect expenses of the underlying funds, taxes, portfolio brokerage commissions, interest, advisory fees, distribution and service fees, transfer agent fees, state registration fees, printing and postage fees, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, were excluded.

In addition, the Adviser agreed to reimburse or limit certain expenses for each share class. This agreement includes distribution fees, transfer agent fees, state registration fees, printing and postage and fees under any agreements or plans of the Fund dealing with services for the shareholders and others with beneficial interests in shares of the Fund. The reimbursements and limits were such that these expenses will not exceed 0.50% for Class A shares, 1.20% for Class B, 1.20% for Class C and 0.05% for Class I.

Accordingly, the expense reductions or reimbursements related to these agreements were $62,530, $16,699, $32,603 and $12,838 for Class A, Class B, Class C and Class I, respectively for the year ended February 28, 2010.

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports amongst other services. These expenses are allocated to each share class based on relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the year ended February 28, 2010, amounted to an approximate annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 of the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The following table shows the contractual rates of distribution and services fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fees

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $27,152 for the year ended February 28, 2010. Of this amount, $4,406 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $21,774 was paid as sales commissions to broker-dealers and $972 was paid as sales

Annual report | International Allocation Portfolio	23

commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended February 28, 2010, CDSCs amounts received by the Distributor amounted to $4,321 and $873 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services” or “Transfer Agent”), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B, Class C shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Certain investor accounts that maintain small balances are charged an annual small accounts fee by Signature Services. Amounts related to these fees are credited by Signature Services to the Fund. For the year ended February 28, 2010, these fees totaled $4,162.

Class level expenses for year ended February 28, 2010 were:
			State
	Distribution and	Transfer	registration	Printing and
Share class	service fees	agent fees	fees	postage

Class A	$48,627	$31,491	$9,345	$9,263
Class B	10,307	6,642	8,966	861
Class C	45,539	16,299	9,225	3,830
Class I	—	1,247	10,474	300
Total	$104,473	$55,679	$38,010	$14,254

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. Deferred amounts are invested in various John Hancock Funds and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended February 28, 2010 and 2009 were as follows:

	Year ended 2-28-10		Year ended 2-28-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	522,788	$3,506,036	606,136	$4,968,547
Distributions reinvested	10,629	75,571	227,669	1,138,347
Repurchased	(2,065,514)	(14,287,346)	(982,767)	(7,059,785)

Net decrease	(1,532,097)	($10,705,739)	(148,962)	($952,891)

24	International Allocation Portfolio | Annual report

	Year ended 2-28-10		Year ended 2-28-09
	Shares	Amount	Shares	Amount
Class B shares

Sold	82,988	$561,962	36,795	$305,972
Distributions reinvested	385	2,746	9,049	45,424
Repurchased	(49,422)	(311,321)	(72,141)	(558,121)

Net increase (decrease)	33,951	$253,387	(26,297)	($206,725)

Class C shares

Sold	232,661	$1,591,552	212,725	$1,927,775
Distributions reinvested	1,523	10,860	46,809	234,980
Repurchased	(225,150)	(1,384,944)	(377,734)	(2,470,977)

Net increase (decrease)	9,034	$217,468	(118,200)	($308,222)

Class I shares

Sold	23,320	$141,232	182,165	$1,624,011
Distributions reinvested	355	2,524	4,337	21,640
Repurchased	(33,711)	(210,533)	(221,252)	(1,881,781)

Net decrease	(10,036)	($66,777)	(34,750)	($236,130)

Net decrease	(1,499,148)	($10,301,661)	(328,209)	($1,703,968)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $8,665,746 and $18,985,539, respectively for the year ended February 28, 2010.

Annual report | International Allocation Portfolio	25

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of
John Hancock International Allocation Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock International Allocation Portfolio (the “Portfolio”) at February 28, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2010 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 15, 2010

26	International Allocation Portfolio | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 28, 2010.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2010.

Shareholders will be mailed a 2010 Form 1099-DIV in January 2011. This will reflect the total of all distributions that are taxable for calendar year 2010.

Annual report | International Allocation Portfolio	27

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2006	47

Chairperson (since 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency)
(until 2007); Vice President, Institute of International Education (until 2007); Senior Fellow, Cornell
University Institute of Public Affairs, Cornell University (1997–1998); Former President Wells College,
St. Lawrence University and the Association of Colleges and Universities of the State of New York.
Director of the following: Niagara Mohawk Power Corporation (until 2003); Security Mutual Life
(insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program (until 2007);
UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002); Council for
International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	2006	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin
Insurance Agency, Inc. (since 1995); Chairman and Chief Executive Officer, Carlin Consolidated, Inc.
(management/investments) (since 1987).

William H. Cunningham, Born: 1944	2006	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation
(since 2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (since 2007).

28	International Allocation Portfolio | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	2006	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia
Archdiocesan Educational Fund (since 2009); Senior Vice President and Chief Financial Officer, UGI
Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas,
Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director,
EnergyNorth, Inc. (until 1995); Director, Parks and History Association (Cooperating Association,
National Park Service) (until 2005).

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998-2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2006	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	2006	47

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2008	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman,
Industrial Markets, KPMG (1998–2002).

Non-Independent Trustees[3]
Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2006	244

Senior Executive Vice President, U.S. Division, Manulife Financial Corporation (since 2009), Executive
Vice President (1999–2009); Chairman and Director, John Hancock Advisers, LLC and John Hancock
Funds, LLC (since 2005); Chairman and Director, John Hancock Investment Management Services, LLC
(since 2006); Trustee of John Hancock Trust (since 2005), John Hancock Funds II (since 2005) and the
John Hancock retail funds (since 2006).

Annual report | International Allocation Portfolio	29

Non-Independent Trustees[3] (continued)
Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, Strategic Initiatives (since 2006), Vice President (until 2006), Manulife Financial
Corporation; Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers,
LLC, The Berkeley Financial Group, LLC, John Hancock Investment Management Services, LLC
and John Hancock Funds, LLC (since 2007); Chief Operating Officer, John Hancock Funds II and
John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (2007–2009);
Director, John Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock
Advisers, LLC, The Berkeley Financial Group, LLC, MFC Global Investment Management (U.S.), LLC,
John Hancock Investment Management Services, LLC, John Hancock Funds, LLC, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (2005-2007).

Principal officers who are not Trustees
Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
Directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2006

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC, The Berkeley Financial Group, LLC, John Hancock Funds,
LLC (since 2005); Director, MFC Global Investment Management (U.S.), LLC (since 2005); Chairman and
Director, Signature Services (since 2005); Director, President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer,
John Hancock retail funds (since 2005); President and Chief Executive Officer (until 2009), John Hancock
Funds II and John Hancock Trust; Director, Chairman and President, NM Capital Management, Inc.
(since 2005); Member and former Chairman, Investment Company Institute Sales Force Marketing
Committee (since 2003); President and Chief Executive Officer, MFC Global (U.S.) (2005–2006).

Andrew G. Arnott, Born: 1971		2009

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2009); Senior Vice President (since 2007),
Vice President (2005–2007), John Hancock Advisers, LLC; Senior Vice President (since 2008), Vice
President (2006–2008), John Hancock Investment Management Services, LLC; Senior Vice President
(since 2006), Vice President (2005–2006), 2nd Vice President (2004–2005), John Hancock Funds,
LLC; Chief Operating Officer (since 2009), Vice President (2007–2009), John Hancock retail funds;
Vice President (since 2006), John Hancock Funds II and John Hancock Trust; Senior Vice President
(2005–2009), Product Management and Development for John Hancock Funds, LLC; Vice President and
Director (1998–2005), Marketing and Product Management for John Hancock Funds, LLC.

30	International Allocation Portfolio | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
Directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock Funds II and John Hancock
Trust (since 2006); Secretary and Chief Legal Counsel (since 2008) and Secretary (2007–2008),
John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC; Secretary,
John Hancock Funds, LLC and The Berkeley Financial Group, LLC (since 2007); Vice President and
Associate General Counsel for Massachusetts Mutual Life Insurance Company (1999–2006); Secretary
and Chief Legal Counsel for MML Series Investment Fund (2000–2006); Secretary and Chief Legal
Counsel for MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Trust,
John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2005);
Vice President, John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and
MFC Global Investment Management (U.S.), LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management
Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds, John Hancock Funds II and
John Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005).

Michael J. Leary, Born: 1965	2007

Treasurer
Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2009);
Assistant Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust
(2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291 or by visiting our Web site www.jhfunds.com.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

Annual report | International Allocation Portfolio	31

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management
James R. Boyle†	Services, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	MFC Global Investment
Charles L. Ladner	Management (U.S.A.), Limited
Stanley Martin*
Dr. John A. Moore	Principal distributor
Steven R. Pruchansky*	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott	Legal counsel
Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler	Independent registered
Secretary and Chief Legal Officer	public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer	The report is certified under the Sarbanes-Oxley
Act, which requires mutual funds and other public
Charles A. Rizzo	companies to affirm that, to the best of their
Chief Financial Officer	knowledge, the information in their financial reports
is fairly and accurately stated in all material respects.
Michael J. Leary
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

32	International Allocation Portfolio | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Allocation Portfolio.	3180A 2/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/10

John Hancock
MUTUAL FUNDS

John Hancock
Global Shareholder Yield Fund

Annual Report
2.28.10

Management’s discussion of
Fund performance

By Epoch Investment Partners, Inc.

The 12 months ended February 28, 2010, coincided with a dramatic rebound in global financial markets from the depths of the credit crisis. Gains were concentrated in what had been the poorest-performing, lowest-quality and most economically sensitive segments of the market.

For the 12 months ended February 28, 2010, John Hancock Global Shareholder Yield Fund’s Class A shares posted total returns of 37.19% at net asset value. That compares with the 58.83% return of the Fund’s old benchmark index — the S&P Developed BMI Index — and the 54.30% return of the new benchmark, the MSCI World Index. Going forward, the Fund’s performance will be presented against the MSCI World Index because, as a firm, the subadviser changed its benchmark provider to MSCI. The MSCI World Index is comparable to the S&P Developed BMI Index. In the same period, the average return of world stock funds tracked by Morningstar, Inc. was 55.76%.

The Fund’s underperformance relative to its benchmark is because our process naturally points us toward high-quality, dividend-paying stocks. The higher-quality stocks we favored generally held up better during the credit crisis, but lagged the lower-quality, higher-beta, cyclical names that did remarkably well beginning in March 2009. Our overweight positions in the lower-volatility, dividend-paying utilities sector detracted from performance compared with the benchmark. The leading relative detractors were overweight positions in stocks that had positive but relatively poor returns, such as Southern Company, NSTAR, National Grid PLC and Duke Energy Corp. It was a similar story in the telecommunication services segment, where the leading relative detractors were larger-than-benchmark positions that all managed positive absolute results, but lagged the overall benchmark return by a wide margin. Examples included Swisscom AG, France Telecom SA, Verizon Communications, Inc and Belgacom SA, which we sold. The other key source of underperformance relative to the benchmark was an underweight position in financial shares. The Fund’s overall exposure to financial stocks was comparatively low due to our lingering concerns about asset quality and the need for banks to repair their capital base. Here again, many of the stocks we owned performed well but lagged the returns of more speculative financials. Stock selection made the consumer staples sector a positive contributor to relative results, as did an underweight position in the lagging health care segment.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	Global Shareholder Yield Fund | Annual report

A look at performance

For the period ended February 28, 2010

									SEC	SEC
									30-day	30-day
									yield (%)	yield (%)
	Average annual returns (%)				Cumulative total returns (%)				(subsi-	(unsubsi-
	with maximum sales charge (POP)				with maximum sales charge (POP)				dized)	dized)[1]

				Since				Since	as of	as of
	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception	2-28-10	2-28-10
Class A	30.35	—	—	–5.59[2]	30.35	—	—	–15.86[2]	2.53	2.53
Class B	31.49	—	—	–5.50[2]	31.49	—	—	–15.60[2]	1.97	1.97
Class C	35.27	—	—	–4.60[2]	35.27	—	—	–13.17[2]	1.97	1.97
Class I3	38.08	—	—	–3.45[2]	38.08	—	—	–9.99[2]	3.13	2.74
Class NAv[3]	38.16	—	—	–5.93[4]	38.16	—	—	–10.63[4]	3.21	3.05

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until June 30, 2010. The net expenses are as follows: Class A — 1.55%, Class B — 2.25%, Class C — 2.25%, Class I — 1.07% and Class NAV —1.00%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.72%, Class B — 3.94%, Class C — 2.72%, Class I — 1.21% and Class NAV — 1.11%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 Unsubsidized yields reflect what the yield would have been without the effect of reimbursements and waivers.

2 From March 1, 2007.

3 For certain types of investors, as described in the Fund’s Class I and Class NAV share prospectuses.

4 From April 28, 2008.

Annual report | Global Shareholder Yield Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Global Shareholder Yield Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

	Period	Without sales	With maximum
	beginning	charge	sales charge	Index 1	Index 2

Class B	3-1-07	$8,683	$8,440	$8,116	$8,303

Class C3	3-1-07	8,683	8,683	8,116	8,303

Class I4	3-1-07	9,001	9,001	8,116	8,303

Class NAV[4]	4-28-08	8,937	8,937	7,782	7,955

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the fund’s Class B, Class C, Class I and Class NAV shares, respectively, as of February 28, 2010. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI World Index — Index 1 — is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The total return for this index is calculated reinvesting net dividends.

S&P Developed BMI Index — Index 2 — is an unmanaged subset of the Global BMI Index that reflects the stock markets of over 30 countries and over 9,000 securities with values expressed in U.S. dollars. The Developed BMI Index represents the developed market portion of the broader index.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 Prior to June 10, 2009, the fund compared its performance to the S&P Developed BMI Index. The fund changed the index to which it compares its performance to the MSCI World Index because, as a firm, the subadviser changed its benchmark provider to MSCI. The MSCI World Index is a comparable index to the S&P Developed BMI Index.

3 The contingent deferred sales charge, if any, is not applicable.

4 For certain types of investors, as described in the Fund’s Class I and Class NAV share prospectuses.

8	Global Shareholder Yield Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2009 with the same investment held until February 28, 2010.

	Account value	Ending value	Expenses paid during period
	on 9-1-09	on 2-28-10	ended 2-28-10[1]

Class A	$1,000.00	$1,067.50	$8.00

Class B	1,000.00	1,063.90	11.82

Class C	1,000.00	1,063.90	11.67

Class I	1,000.00	1,071.10	5.49

Class NAV	1,000.00	1,071.50	5.03

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Global Shareholder Yield Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2009, with the same investment held until February 28, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 9-1-09	on 2-28-10	ended 2-28-10[1]

Class A	$1,000.00	$1,017.10	$7.80

Class B	1,000.00	1,013.60	11.53

Class C	1,000.00	1,013.60	11.38

Class I	1,000.00	1,019.50	5.36

Class NAV	1,000.00	1,019.90	4.91

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.56%, 2.31%, 2.28%, 1.07% and 0.98% for Class A, Class B, Class C, Class I and Class NAV, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10	Global Shareholder Yield Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

Nestle SA	1.9%	BCE, Inc.	1.7%

Anheuser-Busch InBev NV	1.9%	Johnson & Johnson	1.6%

Imperial Tobacco Group PLC	1.8%	Lorillard, Inc.	1.6%

Altria Group, Inc.	1.8%	Verizon Communications, Inc.	1.4%

Philip Morris International, Inc.	1.7%	Diageo PLC	1.4%

Sector Composition[2,3]

Consumer Staples	18%	Health Care	7%

Utilities	16%	Financials	6%

Telecommunication Services	14%	Information Technology	5%

Energy	9%	Materials	4%

Industrials	8%	Short-Term Investments & Other	5%

Consumer Discretionary	8%

1 As a percentage of net assets on February 28, 2010. Excludes cash and cash equivalents.

2 As a percentage of net assets on February 28, 2010.

3 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Global Shareholder Yield Fund	11

Fund’s investments

As of 2-28-10

	Shares	Value
Common Stocks 95.45%		$231,216,808

(Cost $213,264,784)

Australia 1.55%		3,761,024

BHP Billiton, Ltd., SADR	18,400	1,349,272

Toll Holdings, Ltd.	135,785	825,929

Westpac Banking Corp.	67,861	1,585,823

Belgium 2.45%		5,935,615

Anheuser-Busch InBev NV	89,620	4,480,701

Mobistar SA	24,600	1,454,914

Brazil 0.63%		1,517,909

Redecard SA	104,300	1,517,909

Canada 3.85%		9,313,546

BCE, Inc.	147,700	4,098,879

Canadian Oil Sands Trust	110,500	2,935,255

Shaw Communications, Inc., Class B	120,100	2,279,412

Finland 0.51%		1,233,341

Fortum Oyj (I)	48,400	1,233,341

France 6.09%		14,743,199

Air Liquide SA	26,600	3,178,003

France Telecom SA	134,500	3,155,475

SCOR SE	65,800	1,607,258

Total SA	38,000	2,121,328

Vinci SA	53,200	2,788,638

Vivendi SA	75,100	1,892,497

Germany 1.80%		4,365,199

BASF SE	38,800	2,178,087

RWE AG	25,800	2,187,112

Italy 0.84%		2,033,349

Terna Rete Elettrica Nazionale SpA	494,900	2,033,349

Netherlands 1.15%		2,791,740

Royal Dutch Shell PLC, ADR	51,000	2,791,740

Norway 0.45%		1,087,548

StatoilHydro ASA, SADR	48,400	1,087,548

Philippines 0.53%		1,286,511

Philippine Long Distance Telephone Company, SADR	22,851	1,286,511

See notes to financial statements

12	Global Shareholder Yield Fund | Annual report

	Shares	Value
Spain 1.91%		$4,612,486

Banco Santander SA (I)	114,700	1,495,654

Telefonica SA	132,700	3,116,832

Sweden 0.80%		1,946,788

Assa Abloy AB, Series B	103,700	1,946,788

Switzerland 4.29%		10,390,909

Nestle SA	93,500	4,651,846

Roche Holdings AG	14,200	2,372,053

Swisscom AG	9,800	3,367,010

Taiwan 1.35%		3,274,947

Chunghwa Telecom Company, Ltd., ADR	57,392	1,072,083

Taiwan Semiconductor Manufacturing Company, Ltd.	567,000	1,039,689

Taiwan Semiconductor Manufacturing Company, Ltd., SADR	119,300	1,163,175

United Kingdom 17.02%		41,237,256

AstraZeneca PLC, SADR	75,300	3,322,236

BAE Systems PLC	413,300	2,359,535

BP PLC, SADR	53,400	2,841,414

British American Tobacco PLC	75,700	2,573,346

Compass Group PLC	272,800	2,028,838

Diageo PLC, SADR	52,300	3,414,144

FirstGroup PLC (I)	280,000	1,518,091

Imperial Tobacco Group PLC	141,900	4,428,185

Meggitt PLC	598,800	2,533,669

National Grid PLC	299,000	2,973,591

Next PLC	74,300	2,124,892

Pearson PLC	203,500	2,841,245

Scottish & Southern Energy PLC	127,700	2,182,691

United Utilities Group PLC	324,663	2,690,927

Vodafone Group PLC	1,578,100	3,404,452

United States 50.23%		121,685,441

Abbott Laboratories	33,400	1,812,952

Altria Group, Inc.	214,200	4,309,704

Arthur J. Gallagher & Company	113,900	2,702,847

AT&T, Inc.	132,300	3,282,363

Automatic Data Processing, Inc.	29,000	1,206,690

Bemis Company, Inc.	44,200	1,293,734

Bristol-Myers Squibb Company	123,300	3,022,083

CenturyTel, Inc.	86,500	2,964,355

Chevron Corp.	22,600	1,633,980

Coca-Cola Enterprises, Inc.	61,000	1,558,550

Diamond Offshore Drilling, Inc.	30,800	2,689,456

Duke Energy Corp.	204,900	3,350,115

E.I. Du Pont de Nemours & Company	74,300	2,505,396

Emerson Electric Company	49,300	2,333,862

Exxon Mobil Corp.	16,000	1,040,000

Federated Investors, Inc., Class B	41,600	1,040,416

First Niagara Financial Group, Inc.	87,700	1,231,308

Genuine Parts Company	60,800	2,453,888

See notes to financial statements

Annual report | Global Shareholder Yield Fund	13

	Shares	Value
United States (continued)

H.J. Heinz Company	42,000	$1,927,800

Honeywell International, Inc.	47,300	1,899,568

Hudson City Bancorp, Inc.	88,500	1,196,520

Johnson & Johnson	63,000	3,969,000

Kellogg Company	34,100	1,778,315

Kimberly-Clark Corp.	50,400	3,061,296

Kinder Morgan Energy Partners LP	42,600	2,739,180

Lorillard, Inc.	51,600	3,768,864

McDonald’s Corp.	29,200	1,864,420

Merck & Company, Inc.	79,500	2,931,960

MetLife, Inc.	31,800	1,157,202

Microchip Technology, Inc.	112,500	3,044,250

Microsoft Corp.	89,700	2,570,802

Nicor, Inc.	43,400	1,807,610

NiSource, Inc.	133,300	2,002,166

NSTAR	36,800	1,244,576

NYSE Euronext	76,900	2,028,622

OGE Energy Corp.	73,700	2,694,472

ONEOK, Inc.	53,000	2,349,490

Oracle Corp.	73,100	1,801,915

Philip Morris International, Inc.	84,300	4,129,014

Pitney Bowes, Inc.	85,500	1,957,950

Progress Energy, Inc.	30,400	1,164,016

Qwest Communications International, Inc.	282,000	1,285,920

Reynolds American, Inc.	26,600	1,404,480

SCANA Corp.	30,400	1,095,920

Southern Company	72,100	2,290,617

Spectra Energy Corp.	120,100	2,618,180

TECO Energy, Inc.	152,700	2,340,891

The Coca-Cola Company	22,600	1,191,472

Tupperware Brands Corp.	45,400	2,121,542

Vectren Corp.	45,800	1,064,850

Verizon Communications, Inc.	119,100	3,445,563

VF Corp.	23,200	1,795,216

Wal-Mart Stores, Inc.	23,200	1,254,424

Waste Management, Inc.	54,400	1,796,288

Westar Energy, Inc.	81,300	1,739,820

WGL Holdings, Inc.	46,800	1,537,380

Windstream Corp.	116,700	1,182,171

Preferred Stocks 0.49%		$1,202,920

(Cost $1,111,013)

United States 0.49%		1,202,920

MetLife, Inc., 6.50%, Series B	48,800	1,202,920

See notes to financial statements

14	Global Shareholder Yield Fund | Annual report

	Yield*	Shares	Value
Short-Term Investments 3.59%			$8,690,358

(Cost $8,690,358)

Cash Equivalents 3.59%			8,690,358

State Street Institutional Investment Treasury Money Market Fund	0.0255%	8,690,358	8,690,358

Total investments (Cost $223,066,155)† 99.53%			$241,110,086

Other assets and liabilities, net 0.47%			$1,132,069

Total net assets 100.00%			$242,242,155

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

* Yield represents the annualized yield at the date of purchase.

(I) Non-income producing security.

† At February 28, 2010, the aggregate cost of investment securities for federal income tax purposes was $224,541,755. Net unrealized appreciation aggregated $16,568,331, of which $23,981,578 related to appreciated investment securities and $7,413,247 related to depreciated investment securities.

See notes to financial statements

Annual report | Global Shareholder Yield Fund	15

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-10

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $223,066,155)	$241,110,086
Foreign currency, at value (Cost $37,754)	37,975
Receivable for fund shares sold	421,874
Dividends and interest receivable	865,613
Receivable from affiliates	6,511
Receivable due from adviser	27,762
Other receivables and prepaid assets	1,741

Total assets	242,471,562

Liabilities

Payable for fund shares repurchased	122,489
Payable to affiliates
Accounting and legal services fees	2,700
Transfer agent fees	7,920
Trustees’ fees	1,598
Distribution and service fees	146
Other liabilities and accrued expenses	94,554

Total liabilities	229,407

Net assets

Capital paid-in	$266,626,586
Undistributed net investment income	709,494
Accumulated net realized loss on investments and foreign
currency transactions	(43,131,852)
Net unrealized appreciation on investments and translation of assets and
liabilities in foreign currencies	18,037,927

Net assets	$242,242,155

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($21,868,728 ÷ 2,698,541 shares)	$8.10
Class B ($1,234,598 ÷ 152,393 shares)[1]	$8.10
Class C ($4,139,994 ÷ 511,012 shares)[1]	$8.10
Class I ($86,256,850 ÷ 10,615,324 shares)	$8.13
Class NAV ($128,741,985 ÷ 15,844,903 shares)	$8.13

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$8.53

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

16	Global Shareholder Yield Fund | Annual report

F I N A N C I A L S T A T E M E N T S

Statement of operations For the year ended 2-28-10

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$10,382,900
Securities lending	121,163
Interest	4,385
Less foreign taxes withheld	(507,799)

Total investment income	10,000,649

Expenses

Investment management fees (Note 4)	1,861,656
Distribution and service fees (Note 4)	88,895
Accounting and legal services fees (Note 4)	17,189
Transfer agent fees (Note 4)	91,715
Trustees’ fees (Note 4)	21,353
State registration fees (Note 4)	45,331
Printing and postage fees	53,906
Professional fees	47,402
Custodian fees	99,135
Registration and filing fees	36,274
Proxy fees	48,750
Other	10,518

Total expenses	2,422,124
Less expense reductions (Note 4)	(185,678)

Net expenses	2,236,446

Net investment income	7,764,203

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(16,682,420)
Investments in affiliated issuers	3,357
Foreign currency transactions	(252,223)
(16,931,286)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	69,079,800
Translation of assets and liabilities in foreign currencies	20,521
69,100,321

Net realized and unrealized gain	52,169,035

Increase in net assets from operations	$59,933,238

See notes to financial statements

Annual report | Global Shareholder Yield Fund	17

F I N A N C I A L S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	2-28-10	2-28-09
Increase (decrease) in net assets

From operations
Net investment income	$7,764,203	$5,364,696
Net realized loss	(16,931,286)	(26,271,262)
Change in net unrealized appreciation (depreciation)	69,100,321	(48,407,577)

Increase (decrease) in net assets resulting from operations	59,933,238	(69,314,143)

Distributions to shareholders
From net investment income
Class A	(492,495)	(397,940)
Class B	(22,183)	(16,648)
Class C	(78,356)	(72,084)
Class I	(2,859,421)	(1,756,639)
Class R1	(1,490)	(2,174)
Class NAV	(3,900,810)	(2,166,650)

Total distributions	(7,354,755)	(4,412,135)

From Fund share transactions (Note 5)	51,057,676	175,978,604

Total increase	103,636,159	102,252,326

Net assets

Beginning of year	138,605,996	36,353,670

End of year	$242,242,155	$138,605,996

Undistributed net investment income	$709,494	$551,419

See notes to financial statements

18	Global Shareholder Yield Fund | Annual report

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since inception.

CLASS A SHARES Period ended	2-28-10	2-28-09	2-29-08[1]
Per share operating performance

Net asset value, beginning of year	$6.10	$9.52	$10.00
Net investment income[2]	0.25	0.36	0.35
Net realized and unrealized gain (loss) on investments	1.99	(3.57)	(0.51)
Total from investment operations	2.24	(3.21)	(0.16)
Less distributions
From net investment income	(0.24)	(0.21)	(0.29)
From net realized gain	—	—	(0.03)
Total distributions	(0.24)	(0.21)	(0.32)
Net asset value, end of year	$8.10	$6.10	$9.52
Total return (%)[3,4]	37.19	(34.21)	(1.84)

Ratios and supplemental data

Net assets, end of year (in millions)	$22	$11	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	1.66[5]	1.72	1.79
Expenses net of fee waivers	1.56[5]	1.56	1.45
Expenses net of fee waivers and credits	1.55[5]	1.55	1.45
Net investment income	3.34	4.28	3.31
Portfolio turnover (%)	53	54	24

1 The inception date for Class A shares is 3-1-07.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

See notes to financial statements

Annual report | Global Shareholder Yield Fund	19

CLASS B SHARES Period ended	2-28-10	2-28-09	2-29-08[1]
Per share operating performance

Net asset value, beginning of year	$6.09	$9.51	$10.00
Net investment income[2]	0.20	0.29	0.22
Net realized and unrealized gain (loss) on investments	2.00	(3.56)	(0.45)
Total from investment operations	2.20	(3.27)	(0.23)
Less distributions
From net investment income	(0.19)	(0.15)	(0.23)
From net realized gain	—	—	(0.03)
Total distributions	(0.19)	(0.15)	(0.26)
Net asset value, end of year	$8.10	$6.09	$9.51
Total return (%)[3,4]	36.49	(34.72)	(2.54)

Ratios and supplemental data

Net assets, end of year (in millions)	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	3.54[5]	3.94	3.89
Expenses net of fee waivers	2.29[5]	2.43	2.23
Expenses net of fee waivers and credits	2.25[5]	2.25	2.23
Net investment income	2.68	3.50	2.11
Portfolio turnover (%)	53	54	24

1 The inception date for Class B shares is 3-1-07.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

CLASS C SHARES Period ended	2-28-10	2-28-09	2-29-08[1]
Per share operating performance

Net asset value, beginning of year	$6.10	$9.51	$10.00
Net investment income[2]	0.20	0.29	0.22
Net realized and unrealized gain (loss) on investments	1.99	(3.55)	(0.45)
Total from investment operations	2.19	(3.26)	(0.23)
Less distributions
From net investment income	(0.19)	(0.15)	(0.23)
From net realized gain	—	—	(0.03)
Total distributions	(0.19)	(0.15)	(0.26)
Net asset value, end of year	$8.10	$6.10	$9.51
Total return (%)[3,4]	36.27	(34.62)	(2.54)

Ratios and supplemental data

Net assets, end of year (in millions)	$4	$3	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	2.63[5]	2.72	3.00
Expenses net of fee waivers	2.27[5]	2.28	2.23
Expenses net of fee waivers and credits	2.25[5]	2.25	2.22
Net investment income	2.66	3.50	2.08
Portfolio turnover (%)	53	54	24

1 The inception date for Class C shares is 3-1-07.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements

20	Global Shareholder Yield Fund | Annual report

CLASS I SHARES Period ended	2-28-10	2-28-09	2-29-08[1]
Per share operating performance

Net asset value, beginning of year	$6.11	$9.53	$10.00
Net investment income[2]	0.30	0.29	0.33
Net realized and unrealized gain (loss) on investments	2.00	(3.46)	(0.44)
Total from investment operations	2.30	(3.17)	(0.11)
Less distributions
From net investment income	(0.28)	(0.25)	(0.33)
From net realized gain	—	—	(0.03)
Total distributions	(0.28)	(0.25)	(0.36)
Net asset value, end of year	$8.13	$6.11	$9.53
Total return (%)[3,4]	38.08	(33.87)	(1.43)

Ratios and supplemental data

Net assets, end of year (in millions)	$86	$57	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19[5]	1.21	2.16
Expenses net of fee waivers	1.08[5]	1.10	1.09
Expenses net of fee waivers and credits	1.08[5]	1.10	1.09
Net investment income	3.96	3.78	3.14
Portfolio turnover (%)	53	54	24

1 The inception date for Class I shares is 3-1-07.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS NAV Period ended	2-28-10	2-28-09[1]
Per share operating performance

Net asset value, beginning of period	$6.11	$9.71
Net investment income[2]	0.29	0.29
Net realized and unrealized gain (loss) on investments	2.01	(3.67)
Total from investment operations	2.30	(3.38)
Less distributions
From net investment income	(0.28)	(0.22)
Net asset value, end of period	$8.13	$6.11
Total return (%)[3,4]	38.16	(35.32)[5]

Ratios and supplemental data

Net assets, end of year (in millions)	$129	$67
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05[6]	1.09[7]
Expenses net of fee waivers	1.00[6]	1.05[7]
Expenses net of fee waivers and credits	1.00[6]	1.05[7]
Net investment income	3.84	4.27[7]
Portfolio turnover (%)	53	54

1 The inception date for Class NAV shares is 4-28-08.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

7 Annualized.

See notes to financial statements

Annual report | Global Shareholder Yield Fund	21

Notes to financial statements

Note 1 — Organization

John Hancock Global Shareholder Yield Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to provide a high level of income. Capital appreciation is a secondary investment objective.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, transfer agent fees, printing and postage fees and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Effective at the close of business on August 21, 2009, Class R1 shares converted into Class A shares.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22	Global Shareholder Yield Fund | Annual report

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2010, by major security category or type:

			LEVEL 2	LEVEL 3
	TOTAL MARKET		SIGNIFICANT	SIGNIFICANT
INVESTMENTS	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
IN SECURITIES	2-28-10	QUOTED PRICE	INPUTS	INPUTS

Common Stocks
United States	$122,888,361	$122,888,361	—	—
United Kingdom	41,237,256	9,577,794	$31,659,462	—
France	14,743,199	—	14,743,199	—
Switzerland	10,390,909	—	10,390,909	—
Canada	9,313,546	9,313,546	—	—
Belgium	5,935,615	—	5,935,615	—
Spain	4,612,486	—	4,612,486	—
Germany	4,365,199	—	4,365,199	—
Australia	3,761,024	1,349,272	2,411,752	—
Taiwan	3,274,947	2,235,258	1,039,689	—
Netherlands	2,791,740	2,791,740	—	—
Italy	2,033,349	—	2,033,349	—
Sweden	1,946,788	—	1,946,788	—
Brazil	1,517,909	1,517,909	—	—
Philippines	1,286,511	1,286,511	—	—
Finland	1,233,341	—	1,233,341	—
Norway	1,087,548	1,087,548	—	—
Short-Term Investments	8,690,358	8,690,358	—	—

Total investments in
securities	$241,110,086	$160,738,297	$80,371,789	—

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT is a non stable value fund investing in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified

Annual report | Global Shareholder Yield Fund	23

cost and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of discounts/premiums on debt securities. The Fund may be subject to foreign earnings and repatriation taxes which are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Securities lending. A Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, which is not a stable value fund. As a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized securities gains and losses is reflected as a component of securities gains and losses.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $150 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the year ended February 28, 2010, there were no significant borrowings under the line of credit by the Fund. Effective March 31, 2010, the amount of the line of credit changed to $100 million.

Expenses. The majority of expenses are directly attributable to an individual Fund. Expenses that are not readily attributable to a specific fund are allocated among all Funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the Funds’ relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

24	Global Shareholder Yield Fund | Annual report

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $39,855,644 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of February 28, 2010. Net capital losses of $1,503,386 that are a result of securities transactions occurring after October 31, 2009 are treated as occurring on March 1, 2010, the first day of the Fund’s next taxable year.

At February 28, 2010, capital loss carryforward available to offset future realized gains was as follows:

CAPITAL LOSS CARRYFORWARD
EXPIRING AT FEBRUARY 28
2017	2018

$10,606,127	$29,249,517

As of February 28, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. The Fund generally declares and pays dividends at least quarterly and capital gain distributions, if any, annually. The tax character of distributions for the years ended February 28, 2010 and February 28, 2009 was as follows:

	2010	2009

Ordinary Income	$7,354,755	$4,412,135

Distributions paid by the Fund with respect to each series of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class. As of February 28, 2010, the components of distributable earnings on a tax basis included $585,319 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to foreign currency transactions.

Annual report | Global Shareholder Yield Fund	25

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management Fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.875% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.850% of the next $500,000,000 of the Fund’s average daily net assets; and (c) 0.800% of the Fund’s average daily net assets in excess over $1,000,000,000. The Adviser has a subadvisory agreement with Epoch Investment Partners, Inc. The Fund is not responsible for payment of the subadvisory fees.

Prior to October 1, 2009, the Fund had an investment management contract with the Adviser under which the Fund paid a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.95% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.925% of the next $500,000,000 of the Fund’s average daily net assets; and (c) 0.900% of the Fund’s average daily net assets in excess over $1,000,000,000.

The investment management fees incurred for the year ended February 28, 2010, were equivalent to an annual effective rate of 0.92% of the Fund’s average daily net assets.

Effective July 1, 2009, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 1.55% for Class A shares, 2.25% for Class B, 2.25% for Class C, 1.07% for Class I, and 1.00% for Class NAV.

Prior to June 30, 2009, the Adviser contractually agreed to reimburse or limit certain Fund level expenses to 0.10% of the Fund’s average annual net assets which are allocated pro rata to all share classes. This agreement excluded taxes, portfolio brokerage commissions, interest, advisory fees, distribution and service fees, transfer agent fees, state registration fees, printing and postage fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, were excluded.

In addition, the Adviser agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits were such that these expenses will not exceed 1.55% for

26	Global Shareholder Yield Fund | Annual report

Class A shares, 2.25% for Class B, 2.25% for Class C, 1.10% for Class I, 1.60% for Class R1 and 1.05% for Class NAV.

Accordingly, the expense reductions or reimbursements related to these agreements were $15,756, $11,472, $11,464, $87,924, $50,420 and $6,840 for Class A, Class B, Class C, Class I, Class NAV and Class R1, respectively, for the year ended February 28, 2010. The expense reimbursements and limits will continue in effect until June 30, 2010 and thereafter until terminated by the Adviser on notice to the Trust.

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports amongst other services. These expenses are allocated to each share class based on relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for year ended February 28, 2010, amounted to an approximate annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C and R1 shares pursuant to Rule 12b-1 of the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1 shares, the Fund pays the Distributor for certain other services. The following table shows the contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fees	Service Fee

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $87,876 for the year ended February 28, 2010. Of this amount, $14,718 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $73,012 was paid as sales commissions to broker-dealers and $146 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended February 28, 2010, CDSCs amounts received by the Distributor amounted to $5,491 and $2,629 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services” or “Transfer Agent”), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Classes A, B, C and R1 shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $16.50 per shareholder account.

Annual report | Global Shareholder Yield Fund	27

• Signature Services is reimbursed for certain out-of-pocket expenses.

• Additionally, Class NAV shares do not pay transfer agent fees.

Certain investor accounts that maintain small balances are charged an annual small accounts fee by Signature Services. Amounts related to these fees are credited by Signature Services to the Fund. For the year ended February 28, 2010, these fees totaled $1,802.

Class level expenses for the year ended February 28, 2010 were:

			State
	Distribution and	Transfer	registration	Printing and
Share class	service fees	agent fees	fees	postage

Class A	$47,859	$33,593	$10,862	$2,571
Class B	9,158	4,119	9,042	416
Class C	31,675	8,727	8,183	1,056
Class I	—	44,828	10,837	49,843
Class R1	203	448	6,407	20
Total	$88,895	$91,715	$45,331	$53,906

Affiliated share ownership. Affiliates of the Fund owned 10,906 shares of beneficial interest of Class A on February 28, 2010.

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. Deferred amounts are invested in various John Hancock Funds and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended February 28, 2010 and 2009 were as follows:

	Year ended 2-28-10		Year ended 2-28-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,434,058	$10,960,022	804,182	$6,338,657
Exchanged from Class R1	13,111	101,374	—	—
Distributions reinvested	52,831	394,297	40,117	330,458
Repurchased	(554,163)	(4,116,860)	(1,966,889)	(17,618,188)

Net increase (decrease)	945,837	$7,338,833	(1,122,590)	($10,949,073)

Class B shares

Sold	77,695	$606,655	13,064	$102,691
Distributions reinvested	2,748	20,403	1,953	15,447
Repurchased	(30,723)	(240,120)	(45,475)	(393,105)

Net increase (decrease)	49,720	$386,938	(30,458)	($274,967)

Class C shares

Sold	226,872	$1,757,846	174,700	$1,483,352
Distributions reinvested	6,336	47,012	5,758	45,647
Repurchased	(136,551)	(975,972)	(248,007)	(1,999,348)

Net increase (decrease)	96,657	$828,886	(67,549)	($470,349)

28	Global Shareholder Yield Fund | Annual report

	Year ended 2-28-10		Year ended 2-28-09
	Shares	Amount	Shares	Amount
Class I shares

Sold	7,646,302	$56,063,766	11,908,076	$105,223,284
Distributions reinvested	360,676	2,669,843	215,383	1,712,667
Repurchased	(6,757,683)	(50,648,524)	(3,075,354)	(23,063,018)

Net increase	1,249,295	$8,085,085	9,048,105	$83,872,933

Class R1 shares

Sold	2,272	$14,473	63	$413
Exchanged for Class A	(13,113)	(101,374)	—	—
Distributions reinvested	215	1,490	270	2,174

Net increase (decrease)	(10,626)	($85,411)	333	$2,587

Class NAV shares

Sold	4,816,056	$34,847,758	10,826,531	$102,118,825
Distributions reinvested	521,545	3,900,810	272,805	2,166,650
Repurchased	(534,873)	(4,245,223)	(57,161)	(488,002)

Net increase	4,802,728	$34,503,345	11,042,175	$103,797,473

Net increase	7,133,611	$51,057,676	18,870,016	$175,978,604

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $159,398,821 and $101,630,793, respectively for the year ended February 28, 2010.

Annual report | Global Shareholder Yield Fund	29

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of
John Hancock Global Shareholder Yield Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Global Shareholder Yield Fund (the “Fund”) at February 28, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2010 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 15, 2010

30	Global Shareholder Yield Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 28, 2010.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended February 28, 2010, 65.26% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2010.

Shareholders will be mailed a 2010 U.S. Form 1099-DIV in January 2011. This will reflect the total of all distributions that are taxable for calendar year 2010.

Annual report | Global Shareholder Yield Fund	31

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2006	47

Chairperson (since 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency)
(until 2007); Vice President, Institute of International Education (until 2007); Senior Fellow, Cornell
University Institute of Public Affairs, Cornell University (1997–1998); Former President Wells College,
St. Lawrence University and the Association of Colleges and Universities of the State of New York.
Director of the following: Niagara Mohawk Power Corporation (until 2003); Security Mutual Life
(insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program (until 2007);
UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002); Council for
International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	2006	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin
Insurance Agency, Inc. (since 1995); Chairman and Chief Executive Officer, Carlin Consolidated, Inc.
(management/investments) (since 1987).

William H. Cunningham, Born: 1944	2006	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation
(since 2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (since 2007).

32	Global Shareholder Yield Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	2006	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia
Archdiocesan Educational Fund (since 2009); Senior Vice President and Chief Financial Officer, UGI
Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas,
Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director,
EnergyNorth, Inc. (until 1995); Director, Parks and History Association (Cooperating Association,
National Park Service) (until 2005).

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998-2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2006	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	2006	47

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2008	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman,
Industrial Markets, KPMG (1998–2002).

Non-Independent Trustees3

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2006	244

Senior Executive Vice President, U.S. Division, Manulife Financial Corporation (since 2009), Executive
Vice President (1999–2009); Chairman and Director, John Hancock Advisers, LLC and John Hancock
Funds, LLC (since 2005); Chairman and Director, John Hancock Investment Management Services, LLC
(since 2006); Trustee of John Hancock Trust (since 2005), John Hancock Funds II (since 2005) and the
John Hancock retail funds (since 2006).

Annual report | Global Shareholder Yield Fund	33

Non-Independent Trustees3 (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, Strategic Initiatives (since 2006), Vice President (until 2006), Manulife Financial
Corporation; Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers,
LLC, The Berkeley Financial Group, LLC, John Hancock Investment Management Services, LLC
and John Hancock Funds, LLC (since 2007); Chief Operating Officer, John Hancock Funds II and
John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (2007–2009);
Director, John Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock
Advisers, LLC, The Berkeley Financial Group, LLC, MFC Global Investment Management (U.S.), LLC,
John Hancock Investment Management Services, LLC, John Hancock Funds, LLC, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (2005-2007).

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
Directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2006

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC, The Berkeley Financial Group, LLC, John Hancock Funds,
LLC (since 2005); Director, MFC Global Investment Management (U.S.), LLC (since 2005); Chairman and
Director, Signature Services (since 2005); Director, President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer,
John Hancock retail funds (since 2005); President and Chief Executive Officer (until 2009), John Hancock
Funds II and John Hancock Trust; Director, Chairman and President, NM Capital Management, Inc.
(since 2005); Member and former Chairman, Investment Company Institute Sales Force Marketing
Committee (since 2003); President and Chief Executive Officer, MFC Global (U.S.) (2005–2006).

Andrew G. Arnott, Born: 1971	2009

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2009); Senior Vice President (since 2007),
Vice President (2005–2007), John Hancock Advisers, LLC; Senior Vice President (since 2008), Vice
President (2006–2008), John Hancock Investment Management Services, LLC; Senior Vice President
(since 2006), Vice President (2005–2006), 2nd Vice President (2004–2005), John Hancock Funds,
LLC; Chief Operating Officer (since 2009), Vice President (2007–2009), John Hancock retail funds;
Vice President (since 2006), John Hancock Funds II and John Hancock Trust; Senior Vice President
(2005–2009), Product Management and Development for John Hancock Funds, LLC; Vice President and
Director (1998–2005), Marketing and Product Management for John Hancock Funds, LLC.

34	Global Shareholder Yield Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
Directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock Funds II and John Hancock
Trust (since 2006); Secretary and Chief Legal Counsel (since 2008) and Secretary (2007–2008),
John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC; Secretary,
John Hancock Funds, LLC and The Berkeley Financial Group, LLC (since 2007); Vice President and
Associate General Counsel for Massachusetts Mutual Life Insurance Company (1999–2006); Secretary
and Chief Legal Counsel for MML Series Investment Fund (2000–2006); Secretary and Chief Legal
Counsel for MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Trust,
John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2005);
Vice President, John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and
MFC Global Investment Management (U.S.), LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management
Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds, John Hancock Funds II and
John Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005).

Michael J. Leary, Born: 1965	2007

Treasurer
Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2009);
Assistant Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust
(2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291 or by visiting our Web site www.jhfunds.com.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

Annual report | Global Shareholder Yield Fund	35

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management
James R. Boyle†	Services, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	Epoch Investment Partners, Inc.
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer	The report is certified under the Sarbanes-Oxley
Act, which requires mutual funds and other public
Charles A. Rizzo	companies to affirm that, to the best of their
Chief Financial Officer	knowledge, the information in their financial reports
is fairly and accurately stated in all material respects.
Michael J. Leary
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

36	Global Shareholder Yield Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.	3200A 2/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/10

John Hancock

MUTUAL FUNDS

John Hancock
Classic Value Mega Cap Fund

Annual Report

2.28.10

Management’s discussion of
Fund performance

By Pzena Investment Management, LLC

The year ended February 28, 2010, was an extraordinary period for the U.S. stock market, which enjoyed its best 12-month return in 27 years. The catalyst for this robust performance was a dramatic shift in market sentiment from extreme pessimism to renewed optimism. As the period began, the major stock indexes had fallen to their lowest levels in 13 years as investors priced in a potential depression following the financial and economic meltdown in late 2008. However, the stock market bottomed soon thereafter and began a remarkable turnaround fueled by improving credit conditions, better-than-expected corporate profits and increasing signs of recovery in the economy. The major stock indexes finished the period with gains of more than 50%, and value stocks fared even better.

Fund performance

For the year ended February 28, 2010, John Hancock Classic Value Mega Cap Fund’s Class A shares posted a total return of 79.57% at net asset value. The Fund outpaced the 56.50% return of the Russell 1000 Value Index and the 54.22% return of the average large value fund, according to Morningstar, Inc.

The Fund outperformed its benchmark index and Morningstar peer group average thanks to investment opportunities we pursued when pessimism and risk aversion were at their peak. The market stress prevalent throughout the economy in late 2008 and early 2009 provided us with a broad range of high-quality investment opportunities at bargain-basement prices.

The Fund’s information technology and financial holdings contributed the most to the Fund’s outperformance. Leading contributors included electronics manufacturer Tyco Electronics, Ltd, wireless phone maker Motorola, Inc. and financial services firms Bank of America Corp. and Capital One Financial Corp. The few segments of the market where the Fund underperformed resulted largely from what it didn’t own. For example, the top-performing sector in the benchmark index was materials, a sector the Fund avoided.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The Fund has been classified as non-diversified and may invest more than 5% of assets in securities of individual companies. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	Classic Value Mega Cap Fund | Annual report

A look at performance

For the period ended February 28, 2010

	Average annual returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)
				Since				Since
	1-year	5-year	10-year	inception[1]	1-year	5-year	10-year	inception[1]

Class A	70.66	—	—	–14.70	70.66	—	—	–37.94

Class B	72.74	—	—	–14.71	72.74	—	—	–37.96

Class C	77.03	—	—	–13.83	77.03	—	—	–36.01

Class I2	80.19	—	—	–12.84	80.19	—	—	–33.79

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until June 30, 2010. The net expenses are as follows: Class A — 1.37%, Class B — 2.12%, Class C — 2.12% and Class I — 0.94%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.82%, Class B — 14.22%, Class C — 7.51% and Class I — 17.79%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 From March 1, 2007.

2 For certain types of investors, as described in the Fund’s Class I share prospectus.

Annual report | Classic Value Mega Cap Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Classic Value Mega Cap Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

	Period	Without sales	With maximum
	beginning	charge	sales charge	Index 1	Index 2

Class B	3-1-07	$6,388	$6,204	$7,588	$7,432

Class C2	3-1-07	6,399	6,399	7,588	7,432

Class I3	3-1-07	6,621	6,621	7,588	7,432

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of February 28, 2010. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Value — Index 1 — is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

Russell Top 200 Value — Index 2 — is an unmanaged index which measures the performance of the largest 200 companies within the Russell 3000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 The contingent deferred sales charge, if any, is not applicable.

3 For certain types of investors, as described in the Fund’s Class I share prospectus.

8	Classic Value Mega Cap Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2009, with the same investment held until February 28, 2010.

	Account value	Ending value	Expenses paid during period
	on 9-1-09	on 2-28-10	ended 2-28-10[1]

Class A	$1,000.00	$1,053.60	$7.03

Class B	1,000.00	1,047.10	10.91

Class C	1,000.00	1,048.80	10.87

Class I	1,000.00	1,055.50	4.79

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Classic Value Mega Cap Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2009, with the same investment held until February 28, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 9-1-09	on 2-28-10	ended 2-28-10[1]

Class A	$1,000.00	$1,018.00	6.90

Class B	1,000.00	1,014.10	10.74

Class C	1,000.00	1,014.20	10.69

Class I	1,000.00	1,020.10	4.71

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.38%, 2.15%, 2.14%, 0.94% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10	Classic Value Mega Cap Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

Allstate Corp.	4.3%	L-3 Communications Holdings, Inc.	3.7%

Tyco Electronics, Ltd.	4.2%	UBS AG	3.6%

Omnicom Group, Inc.	4.0%	Boeing Company	3.5%

Northrop Grumman Corp.	4.0%	MetLife, Inc.	3.0%

Exxon Mobil Corp.	3.8%	Viacom, Inc., Class B	3.0%

Sector Composition[2,3]

Financials	32%	Energy	9%

Information Technology	18%	Health Care	8%

Industrials	13%	Utilities	6%

Consumer Discretionary	9%	Consumer Staples	5%

1 As a percentage of net assets on February 28, 2010. Excludes cash and cash equivalents.

2 As a percentage of net assets on February 28, 2010.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Classic Value Mega Cap Fund	11

Fund’s investments

As of 2-28-10

	Shares	Value

Common Stocks 100.03%		$4,134,338

(Cost $3,710,198)

Consumer Discretionary 9.17%		379,149

Media 7.02%

Omnicom Group, Inc.	4,525	165,706

Viacom, Inc., Class B (I)	4,200	124,530

Specialty Retail 2.15%

Lowe’s Companies, Inc.	3,750	88,913

Consumer Staples 4.78%		197,488

Food Products 2.99%

Kraft Foods, Inc., Class A	4,350	123,671

Personal Products 1.79%

Avon Products, Inc.	2,425	73,817

Energy 9.10%		375,951

Oil, Gas & Consumable Fuels 9.10%

Apache Corp.	575	59,593

BP PLC, SADR	1,425	75,824

Exxon Mobil Corp. (L)	2,400	156,000

Valero Energy Corp.	4,825	84,534

Financials 32.35%		1,337,182

Capital Markets 8.87%

Morgan Stanley	3,725	104,971

State Street Corp.	2,550	114,521

UBS AG (I)	10,625	147,263

Commercial Banks 2.54%

PNC Financial Services Group, Inc.	1,950	104,832

Consumer Finance 2.03%

Capital One Financial Corp.	2,225	83,994

Diversified Financial Services 7.77%

Bank of America Corp.	7,075	117,870

Citigroup, Inc. (I)	31,056	105,590

JPMorgan Chase & Company	2,325	97,580

See notes to financial statements

12	Classic Value Mega Cap Fund | Annual report

	Shares	Value
Insurance 11.14%

ACE, Ltd.	2,200	$109,978

Allstate Corp.	5,700	178,125

Hartford Financial Services Group, Inc.	1,925	46,912

MetLife, Inc.	3,450	125,546

Health Care 8.53%		352,567

Health Care Equipment & Supplies 3.25%

Boston Scientific Corp. (I)	4,575	35,411

Zimmer Holdings, Inc. (I)	1,725	98,894

Health Care Providers & Services 2.88%

Aetna, Inc.	2,525	75,725

Cardinal Health, Inc.	1,275	43,312

Pharmaceuticals 2.40%

Johnson & Johnson	1,575	99,225

Industrials 12.97%		535,869

Aerospace & Defense 11.17%

Boeing Company	2,300	145,268

L-3 Communications Holdings, Inc.	1,650	150,843

Northrop Grumman Corp.	2,700	165,402

Industrial Conglomerates 1.80%

Tyco International, Ltd.	2,062	74,356

Information Technology 17.50%		723,508

Communications Equipment 3.68%

Alcatel-Lucent, SADR (I)	37,050	112,632

Motorola, Inc. (I)	5,850	39,546

Computers & Peripherals 2.91%

Dell, Inc. (I)	9,100	120,393

Electronic Equipment, Instruments & Components 4.24%

Tyco Electronics, Ltd.	6,837	175,232

IT Services 1.89%

Accenture PLC, Class A	1,950	77,942

Software 4.78%

CA, Inc.	5,400	121,500

Microsoft Corp.	2,661	76,263

Utilities 5.63%		232,624

Electric Utilities 2.74%

Edison International	3,475	113,388

Multi-Utilities 2.89%

Sempra Energy	2,425	119,236

See notes to financial statements

Annual report | Classic Value Mega Cap Fund	13

		Shares	Value
Short-Term Investments 3.67%			$151,627

(Cost $151,624)

Securities Lending Collateral 3.67%			151,627

John Hancock Collateral Investment Trust (W)	0.1869% (Y)	15,147	151,627

Total investments (Cost $3,861,822)† 103.70%			$4,285,965

Other assets and liabilities, net (3.70%)			($152,933)

Total net assets 100.00%			$4,133,032

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of February 28, 2010.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser and represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of February 28, 2010.

† At February 28, 2010, the aggregate cost of investment securities for federal income tax purposes was $4,827,449. Net unrealized depreciation aggregated $541,484, of which $584,219, related to appreciated investment securities and $1,125,703 related to depreciated investment securities.

See notes to financial statements

14	Classic Value Mega Cap Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-10

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $3,710,198) including
$148,200 of securities loaned (Note 2)	$4,134,338
Investments in affiliated issuers, at value (Cost $151,624) (Note2)	151,627

Total investments, at value (Cost $3,861,822)	4,285,965

Cash	90,037
Receivable for fund shares sold	903
Dividends and interest receivable	7,344
Receivable for securities lending income	21
Other receivables and prepaid assets	1,851

Total assets	4,386,121

Liabilities

Payable for investments purchased	55,716
Payable upon return of securities loaned (Note 2)	151,620
Payable to affiliates
Accounting and legal services fees	49
Transfer agent fees	718
Distribution and service fees	225
Investment management fees	3,594
Trustees’ fees	87
Other liabilities and accrued expenses	41,080

Total liabilities	253,089

Net assets

Capital paid-in	$8,940,245
Accumulated distributions in excess of income	(73)
Accumulated net realized loss	(5,231,283)
Net unrealized appreciation on investments	424,143

Net assets	$4,133,032

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($3,161,800 ÷ 514,370 shares)	$6.15
Class B ($206,901 ÷ 33,570 shares)[1]	$6.16
Class C ($371,317 ÷ 60,216 shares)[1]	$6.17
Class I ($393,014 ÷ 63,930 shares)	$6.15

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$6.47

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | Classic Value Mega Cap Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 2-28-10

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$69,474
Securities lending	7,259
Interest	14
Less foreign taxes withheld	(115)

Total investment income	76,632

Expenses

Investment management fees (Note 4)	32,350
Distribution and service fees (Note 4)	12,810
Accounting and legal services fees (Note 4)	302
Transfer agent fees (Note 4)	9,744
Trustees’ fees (Note 4)	433
State registration fees (Note 4)	45,209
Printing and postage fees	6,470
Professional fees	34,881
Custodian fees	12,371
Registration and filing fees	28,480
Proxy fees	1,577
Other	996

Total expenses	185,623
Less expense reductions (Note 4)	(128,516)

Net expenses	57,107

Net investment income	19,525

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(173,238)
Investments in affiliated issuers	26
(173,212)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	2,161,306
Investments in affiliated issuers	3
2,161,309
Net realized and unrealized gain	1,988,097

Increase in net assets from operations	$2,007,622

See notes to financial statements

16	Classic Value Mega Cap Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	2-28-10	2-28-09

Increase (decrease) in net assets

From operations
Net investment income	$19,525	$88,398
Net realized loss	(173,212)	(4,778,699)
Change in net unrealized appreciation (depreciation)	2,161,309	(289,161)

Increase (decrease) in net assets resulting from operations	2,007,622	(4,979,462)

Distributions to shareholders
From net investment income
Class A	(29,972)	(82,462)
Class B	(192)	(622)
Class C	(460)	(2,780)
Class I	(3,794)	(1,349)
Class R1	—	(837)

Total distributions	(34,418)	(88,050)

From Fund share transactions (Note 5)	(443,268)	2,309,307

Total increase (decrease)	1,529,936	(2,758,205)

Net assets

Beginning of year	2,603,096	5,361,301

End of year	$4,133,032	$2,603,096

Accumulated distributions in excess of income	($73)	$8,163

See notes to financial statements

Annual report | Classic Value Mega Cap Fund	17

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since inception.

CLASS A SHARES Period ended	2-28-10	2-28-09	2-29-08[1]

Per share operating performance

Net asset value, beginning of year	$3.45	$7.60	$10.00
Net investment income[2]	0.03	0.09	0.13
Net realized and unrealized gain (loss) on investments	2.72	(4.16)	(2.23)
Total from investment operations	2.75	(4.07)	(2.10)
Less distributions
From net investment income	(0.05)	(0.08)	(0.11)
From net realized gain	—	—	(0.19)
Total distributions	(0.05)	(0.08)	(0.30)
Net asset value, end of year	$6.15	$3.45	$7.60
Total return (%)[3,4]	79.57	(53.77)	(21.28)

Ratios and supplemental data

Net assets, end of year (in millions)	$3	$2	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	3.70[5]	2.82	2.52
Expenses net of fee waivers	1.39[5]	1.37	1.37
Expenses net of fee waivers and credits	1.39[5]	1.37	1.37
Net investment income	0.59	1.49	1.34
Portfolio turnover (%)	76	114	38

1 The inception date for Class A shares is 3-1-07.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

See notes to financial statements

18	Classic Value Mega Cap Fund | Annual report

CLASS B SHARES Period ended	2-28-10	2-28-09	2-29-08[1]

Per share operating performance

Net asset value, beginning of year	$3.47	$7.60	$10.00
Net investment income (loss)[2]	(0.01)	0.05	0.05
Net realized and unrealized gain (loss) on investments	2.71	(4.15)	(2.21)
Total from investment operations	2.70	(4.10)	(2.16)
Less distributions
From net investment income	(0.01)	(0.03)	(0.05)
From net realized gain	—	—	(0.19)
Total distributions	(0.01)	(0.03)	(0.24)
Net asset value, end of year	$6.16	$3.47	$7.60
Total return (%)[3,4]	77.74	(54.01)	(21.85)

Ratios and supplemental data

Net assets, end of year (in millions)	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	12.01[6]	14.22	11.98
Expenses net of fee waivers	2.15[6]	2.70	2.12
Expenses net of fee waivers and credits	2.13[6]	2.12	2.12
Net investment income (loss)	(0.24)	0.80	0.58
Portfolio turnover (%)	76	114	38

1 The inception date for Class B shares is 3-1-07.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Less than $500,000.

6 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

CLASS C SHARES Period ended	2-28-10	2-28-09	2-29-08[1]

Per share operating performance

Net asset value, beginning of year	$3.47	$7.61	$10.00
Net investment income[2]	(0.01)	0.05	0.06
Net realized and unrealized gain (loss) on investments	2.72	(4.16)	(2.21)
Total from investment operations	2.71	(4.11)	(2.15)
Less distributions
From net investment income	(0.01)	(0.03)	(0.05)
From net realized gain	—	—	(0.19)
Total distributions	(0.01)	(0.03)	(0.24)
Net asset value, end of year	$6.17	$3.47	$7.61
Total return (%)[3,4]	78.03	(54.07)	(21.75)

Ratios and supplemental data

Net assets, end of year (in millions)	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	7.45[6]	7.51	6.38
Expenses net of fee waivers	2.14[6]	2.29	2.12
Expenses net of fee waivers and credits	2.13[6]	2.12	2.12
Net investment income (loss)	(0.19)	0.78	0.68
Portfolio turnover (%)	76	114	38

1 The inception date for Class C shares is 3-1-07.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Less than $500,000.

6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements

Annual report | Classic Value Mega Cap Fund	19

CLASS I SHARES Period ended	2-28-10	2-28-09	2-29-08[1]

Per share operating performance

Net asset value, beginning of year	$3.45	$7.61	$10.00

Net investment income[2]	0.05	0.12	0.17
Net realized and unrealized gain (loss) on investments	2.72	(4.17)	(2.23)
Total from investment operations	2.77	(4.05)	(2.06)
Less distributions
From net investment income	(0.07)	(0.11)	(0.14)
From net realized gain	—	—	(0.19)
Total distributions	(0.07)	(0.11)	(0.33)
Net asset value, end of year	$6.15	$3.45	$7.61
Total return (%)[3,4]	80.19	(53.56)	(20.87)

Ratios and supplemental data

Net assets, end of year (in millions)	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	8.73[6]	17.79	13.02
Expenses net of fee waivers	0.95[6]	0.97	0.97
Expenses net of fee waivers and credits	0.95[6]	0.97	0.97
Net investment income	0.80	1.96	1.80
Portfolio turnover (%)	76	114	38

1 The inception date for Class I shares is 3-1-07.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Less than $500,000.

6 Includes the impact of proxy expenses, which amounted to 0.01% of average net assets.

See notes to financial statements

20	Classic Value Mega Cap Fund | Annual report

Notes to financial statements

Note 1 — Organization

John Hancock Classic Value Mega Cap Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Effective at the close of business on August 21, 2009, Class R1 shares converted into Class A shares.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2010, all of the Fund’s investments are classified as Level 1.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT is a non stable value fund investing in short-term investments as part of a securities lending program.

Annual report | Classic Value Mega Cap Fund	21

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends.

Securities lending. A Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, which is not a stable value fund. As a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized securities gains and losses is reflected as a component of securities gains and losses.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $150 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on

22	Classic Value Mega Cap Fund | Annual report

their relative average net assets. For the year ended February 28, 2010, there were no significant borrowings under the line of credit by the Fund. Effective March 31, 2010, the amount of the line of credit changed to $100 million.

Expenses. The majority of expenses are directly attributable to an individual Fund. Expenses that are not readily attributable to a specific fund are allocated among all Funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the Funds’ relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $4,202,970 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of February 28, 2010. Net capital losses of $62,686 that are a result of securities occurring after October 31, 2009 are treated as occurring on March 1, 2010, the first day of the Fund’s next taxable year.

At February 28, 2010, capital loss carryforward available to offset future gains was as follows:

CAPITAL LOSS CARRYFORWARD
EXPIRING AT FEBRUARY 28

2017	2018

$1,275,193	$2,927,777

As of February 28, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually. The tax character of distributions for the years ended February 28, 2010 and February 28, 2009 was as follows:

	FEBRUARY 28, 2010	FEBRUARY 28, 2009

Ordinary Income	$34,418	$88,050

Distributions paid by the Fund with respect to each series of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class. As of February 28, 2010, the Fund has no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Annual report | Classic Value Mega Cap Fund	23

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period. For the year ended February 28, 2010, the Fund had no material permanent book-tax differences.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.79% of the first $2,500,000,000 of the Fund’s average daily net assets; (b) 0.78% of the next $2,500,000,000 of the Fund’s average daily net assets; and (c) 0.77% of the Fund’s average daily net asset in excess of $5,000,000,000. The Adviser has a subadvisory agreement with Pzena Investment Management, LLC. The Fund is not responsible for payment of the subadvisory fees.

Prior to October 1, 2009, the Fund had an investment management contract with the Adviser under which the Fund paid a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.85% of the first $2,500,000,000 of the Fund’s average daily net assets; (b) 0.825% of the next $2,500,000,000 of the Fund’s average daily net assets; and (c) 0.80% of the Fund’s average daily net assets in excess of $5,000,000,000.

The investment management fees incurred for the year ended February 28, 2010 were equivalent to an annual effective rate of 0.83% of the Fund’s average daily net assets.

Effective July 1, 2009, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 1.37% for Class A shares, 2.12% for Class B, 2.12% for Class C, 0.94% for Class I and 1.82% for Class R1. The expense reimbursements and limits will continue in effect until June 30, 2010 and thereafter until terminated by the Adviser on notice to the Trust.

Effective as of May 1, 2009, the Adviser had voluntarily agreed to waive a portion of its management fee in the amount of 0.10% of the fund’s average daily net assets. The expense waiver was terminated by the Adviser on October 31, 2009.

Prior to June 30, 2009 the Adviser has contractually agreed to reimburse certain Fund level expenses to 0.07% of the Fund’s average annual net assets which are allocated pro rata to all share classes. This agreement excludes taxes, portfolio brokerage commissions, interest, advisory fees, distribution and service fees, transfer agent fees, state registration fees, printing and postage fees,

24	Classic Value Mega Cap Fund | Annual report

litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund are excluded.

In addition, the Adviser agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest, and litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund were excluded. The reimbursements and limits are such that these expenses will not exceed 1.37% for Class A shares, 2.12% for Class B, 2.12% for Class C, 0.97% for Class I and 1.47% for Class R1.

Accordingly, the expense reductions or reimbursements related to these agreements were $75,134, $13,329, $16,999, $15,835 and $7,058 for Class A, Class B, Class C, Class I and Class R1, respectively, for the year ended February 28, 2010.

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports amongst other services. These expenses are allocated to each share class based on relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for year ended February 28, 2010, amounted to an approximate annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class R1 shares pursuant to Rule 12b-1 of the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1 shares, the Fund pays the distributor for certain other services. The following table shows the contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fees	Service Fee

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%

Currently only 0.25% is charged to Class A for distribution fees.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $4,987 for the year ended February 28, 2010. Of this amount, $829 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $4,107 was paid as sales commissions to broker-dealers and $51 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate

Annual report | Classic Value Mega Cap Fund	25

the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended February 28, 2010, CDSCs amounts received by the Distributor amounted to $4 and $36 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services” or “Transfer Agent”), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Classes A, B, C and R1 shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Certain investor accounts that maintain small balances are charged an annual small accounts fee by Signature Services. Amounts related to these fees are credited by Signature Services to the Fund. For the year ended February 28, 2010, these fees totaled $161.

Class level expenses for the year ended February 28, 2010 were:
	Distribution	Transfer	State	Printing and
Share class	and service fees	agent fees	registration fees	postage fees

A	$8,136	$4,727	$10,289	$4,733
B	1,352	1,796	8,996	300
C	3,203	1,904	8,995	792
I	—	898	10,791	526
R1	119	419	6,138	119
Total	$12,810	$9,744	$45,209	$6,470

Affiliated share ownership. Affiliates of the Fund owned 336,494, 10,371 and 10,766 shares of beneficial interest of Class A, Class B and Class I on February 28, 2010.

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. Deferred amounts are invested in various John Hancock Funds and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended February 28, 2010 and 2009 were as follows:

	Year ended 2-28-10		Year ended 2-28-09

	Shares	Amount	Shares	Amount
Class A shares

Sold	109,696	$629,324	1,270,681	$8,101,452
Exchanged from Class R1	10,510	61,586	—	—
Distributions reinvested	4,769	29,332	17,437	78,117
Repurchased	(256,886)	(1,470,756)	(1,239,119)	(5,817,179)
Net increase (decrease)	(131,911)	($750,514)	48,999	$2,362,390

26	Classic Value Mega Cap Fund | Annual report

	Year ended 2-28-10		Year ended 2-28-09

	Shares	Amount	Shares	Amount
Class B shares

Sold	13,088	$77,435	8,590	$44,225
Distributions reinvested	31	192	138	622
Repurchased	(771)	(3,451)	(6,631)	(33,733)
Net increase	12,348	$74,176	2,097	$11,114

Class C shares

Sold	28,288	$160,131	54,917	$254,948
Distributions reinvested	57	349	486	2,185
Repurchased	(31,198)	(162,017)	(52,741)	(289,815)
Net increase (decrease)	(2,853)	($1,537)	2,662	($32,682)

Class I shares

Sold	58,081	$340,017	704	$5,171
Distributions reinvested	130	800	269	1,204
Repurchased	(6,705)	(42,023)	(5,748)	(37,971)
Net increase (decrease)	51,506	$298,794	(4,775)	($31,596)

Class R1 shares

Exchanged for Class A	(10,524)	($61,586)	—	—
Distributions reinvested	—	—	182	$816
Repurchased	(512)	(2,601)	(178)	(735)
Net increase (decrease)	(11,036)	($64,187)	4	$81

Net increase (decrease)	(81,946)	($443,268)	48,987	$2,309,307

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $2,900,984 and $3,348,173, respectively for the year ended February 28, 2010.

Annual report | Classic Value Mega Cap Fund	27

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of
John Hancock Classic Value Mega Cap Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Classic Value Mega Cap Fund (the “Fund”) at February 28, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2010 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 15, 2010

28	Classic Value Mega Cap Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 28, 2010.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended February 28, 2010, 100% of the dividends qualifes for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2010.

Shareholders will be mailed a 2010 U.S. Treasury Department Form 1099-DIV in January 2011. This will reflect the total of all distributions that are taxable for calendar year 2010.

Annual report | Classic Value Mega Cap Fund	29

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2006	47

Chairperson (since 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency)
(until 2007); Vice President, Institute of International Education (until 2007); Senior Fellow, Cornell
University Institute of Public Affairs, Cornell University (1997–1998); Former President Wells College,
St. Lawrence University and the Association of Colleges and Universities of the State of New York.
Director of the following: Niagara Mohawk Power Corporation (until 2003); Security Mutual Life
(insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program (until 2007);
UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002); Council for
International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	2006	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin
Insurance Agency, Inc. (since 1995); Chairman and Chief Executive Officer, Carlin Consolidated, Inc.
(management/investments) (since 1987).

William H. Cunningham, Born: 1944	2006	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation
(since2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (since 2007).

30	Classic Value Mega Cap Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	2006	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia
Archdiocesan Educational Fund (since 2009); Senior Vice President and Chief Financial Officer, UGI
Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas,
Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director,
EnergyNorth, Inc. (until 1995); Director, Parks and History Association (Cooperating Association,
National Park Service) (until 2005).

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998-2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2006	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	2006	47

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2008	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman,
Industrial Markets, KPMG (1998–2002).

Non-Independent Trustees[3]
Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2006	244

Senior Executive Vice President, U.S. Division, Manulife Financial Corporation (since 2009), Executive
Vice President (1999–2009); Chairman and Director, John Hancock Advisers, LLC and John Hancock
Funds, LLC (since 2005); Chairman and Director, John Hancock Investment Management Services, LLC
(since 2006); Trustee of John Hancock Trust (since 2005), John Hancock Funds II (since 2005) and the
John Hancock retail funds (since 2006).

Annual report | Classic Value Mega Cap Fund		31

Non-Independent Trustees[3] (continued)
Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
Directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, Strategic Initiatives (since 2006), Vice President (until 2006), Manulife Financial
Corporation; Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers,
LLC, The Berkeley Financial Group, LLC, John Hancock Investment Management Services, LLC
and John Hancock Funds, LLC (since 2007); Chief Operating Officer, John Hancock Funds II and
John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (2007–2009);
Director, John Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock
Advisers, LLC, The Berkeley Financial Group, LLC, MFC Global Investment Management (U.S.), LLC,
John Hancock Investment Management Services, LLC, John Hancock Funds, LLC, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (2005-2007).

Principal officers who are not Trustees
Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
Directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2006

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC, The Berkeley Financial Group, LLC, John Hancock Funds,
LLC (since 2005); Director, MFC Global Investment Management (U.S.), LLC (since 2005); Chairman and
Director, Signature Services (since 2005); Director, President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer,
John Hancock retail funds (since 2005); President and Chief Executive Officer (until 2009), John Hancock
Funds II and John Hancock Trust; Director, Chairman and President, NM Capital Management, Inc.
(since 2005); Member and former Chairman, Investment Company Institute Sales Force Marketing
Committee (since 2003); President and Chief Executive Officer, MFC Global (U.S.) (2005–2006).

Andrew G. Arnott, Born: 1971		2009

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2009); Senior Vice President (since 2007),
Vice President (2005–2007), John Hancock Advisers, LLC; Senior Vice President (since 2008), Vice
President (2006–2008), John Hancock Investment Management Services, LLC; Senior Vice President
(since 2006), Vice President (2005–2006), 2nd Vice President (2004–2005), John Hancock Funds,
LLC; Chief Operating Officer (since 2009), Vice President (2007–2009), John Hancock retail funds;
Vice President (since 2006), John Hancock Funds II and John Hancock Trust; Senior Vice President
(2005–2009), Product Management and Development for John Hancock Funds, LLC; Vice President and
Director (1998–2005), Marketing and Product Management for John Hancock Funds, LLC.

32	Classic Value Mega Cap Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
Directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock Funds II and John Hancock
Trust (since 2006); Secretary and Chief Legal Counsel (since 2008) and Secretary (2007–2008),
John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC; Secretary,
John Hancock Funds, LLC and The Berkeley Financial Group, LLC (since 2007); Vice President and
Associate General Counsel for Massachusetts Mutual Life Insurance Company (1999–2006); Secretary
and Chief Legal Counsel for MML Series Investment Fund (2000–2006); Secretary and Chief Legal
Counsel for MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Trust,
John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2005);
VicePresident, John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and
MFC Global Investment Management (U.S.), LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management
Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds, John Hancock Funds II and
John Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005).

Michael J. Leary, Born: 1965	2007

Treasurer
Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2009);
Assistant Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust
(2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291 or by visiting our Web sitewww.jhfunds.com.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

Annual report | Classic Value Mega Cap Fund	33

More information

Trustees	Investment adviser
Patti McGill Peterson,Chairperson	John Hancock Investment Management
James R. Boyle†	Services, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	Pzena Investment Management, LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.	The report is certified under the Sarbanes-Oxley
Chief Compliance Officer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Charles A. Rizzo	knowledge, the information in their financial reports is
Chief Financial Officer	fairly and accurately stated in all material respects.

Michael J. Leary
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

34	Classic Value Mega Cap Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Classic Value Mega Cap Fund.	3220A 2/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/10

ITEM 2. CODE OF ETHICS.

As of the end of the period, February 28, 2010, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer and Chief Financial Officer (respectively, the principal executive officer, the principal financial officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that it has one “audit committee financial expert” as that term is defined in Item 3(b) of Form N-CSR: Stanley Martin who is “independent” as that term is defined in Item 3(a) (2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant, PricewaterhouseCoopers LLP (“PWC”) for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $233,674 for the fiscal year ended February 28, 2010 (broken out as follows: John Hancock Classic Mega Cap Fund - $27,125, John Hancock Global Shareholder Yield Fund - $27,125, John Hancock Growth Opportunities Fund - $29,929, John Hancock International Growth Fund - $34,239, John Hancock Value Opportunities Fund -$27,641, John Hancock U.S. Core Fund - $27,641, John Hancock International Core Fund -$36,283 and John Hancock International Allocation Fund - $23,691) and $285,043 for the fiscal year ended February 29, 2009 (broken out as follows: John Hancock Classic Mega Cap Fund -$33,560, John Hancock Global Shareholder Yield Fund - $33,560, John Hancock Intrinsic Value Fund - $0 (liquidated October 24, 2008), John Hancock Growth Opportunities Fund - $39,659, John Hancock Growth Fund - $0 (liquidated October 24, 2008), John Hancock International Growth Fund - $37,661, John Hancock Value Opportunities Fund - $33,562, John Hancock U.S. Core Fund - $33,560, John Hancock International Core Fund - $41,965 and John Hancock International Allocation Portfolio - $31,516).

(b) Audit-Related Services

Audit-related fees for assurance and related services by PWC amounted to $14,863 for the fiscal year ended February 28, 2010 (broken out as follows: John Hancock Classic Mega Cap Fund -$1,184, John Hancock Global Shareholder Yield Fund $1,184, John Hancock Growth Opportunities Fund - $1,184, John Hancock International Growth Fund - $1,184, John Hancock Value Opportunities Fund - $1,184, John Hancock U.S. Core Fund - $1,184, John Hancock International Core Fund - $1,184 and John Hancock International Allocation Fund - $6,575) and $5,391 for the fiscal year ended February 29, 2009 for the 17f-2 count for the John Hancock International Allocation Fund billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates"). The nature of the services comprising the out-of-pocket expenses was testing conversion of accounting records from one service provider to another involving multiple service providers in the registrant’s initial year.

(c) Tax Fees

The aggregate fees billed for professional services rendered by PWC for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $26,887 for the fiscal year ended February 28, 2010 (broken out as follows: John Hancock Classic Mega Cap Fund - $2,841, John Hancock Global Shareholder Yield Fund - $2,841, John Hancock Growth Opportunities - $3,493, John Hancock International Growth Fund - $3,606, John Hancock Value Opportunities Fund - $2,841,

John Hancock U.S. Core Fund - $2,841, John Hancock International Core Fund - $5,925 and John Hancock International Allocation Portfolio - $2,499) and $29,740 for the fiscal year ended February 29, 2009 (broken out as follows: John Hancock Classic Mega Cap Fund - $3,680, John Hancock Global Shareholder Yield Fund - $3,680, John Hancock Growth Opportunities Fund -$3,810, John Hancock International Growth Fund - $3,810, John Hancock Value Opportunities Fund - $3,680, John Hancock U.S. Core Fund - $3,680, John Hancock International Core Fund -$3,910 and John Hancock International Allocation Portfolio - $3,490). The nature of the services comprising the tax fees was the review of the registrant’s income and excise tax returns and tax distribution requirements.

(d) All Other Fees

Other fees amounted to $440 for the fiscal year ended February 28, 2010 (broken out as follows: John Hancock Classic Mega Cap Fund - $55, John Hancock Global Shareholder Yield Fund -$55, John Hancock Growth Opportunities - $55, John Hancock International Growth Fund - $55, John Hancock Value Opportunities Fund - $55, John Hancock U.S. Core Fund - $55, John Hancock International Core Fund - $55 and John Hancock International Allocation Portfolio - $55) and $0 for the fiscal year ended February 29, 2009 billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $50,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $50,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Other services provided by the Auditor that are expected to exceed $10,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to PWC for the Reporting Period, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by PWC for non-audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal year ended February 28, 2010 were $5,696,633 and for the fiscal year ended February 29, 2009 were $8,372,083.

(h) The registrant’s audit committee of the Board of Trustees has considered the provision of non-audit services that were rendered by PWC to the investment adviser and any control affiliate that provides services that were not pre-approved pursuant to paragraph (c) (7) (ii) of Rule 2-01 of Regulation S-X, to be compatible with maintaining PWC’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Stanley Martin - Chairman
Deborah C. Jackson
Steven R. Pruchansky

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant's principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. EXHIBITS.

(a)(1) See attached Code of Ethics.

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By: /s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: April 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: April 19, 2010

By: /s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: April 19, 2010